UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805738.106

ADGF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Modine Manufacturing Co. (a)	24,132	$ 240
Stoneridge, Inc. (a)	90,919	785
Tenneco, Inc. (a)	30,515	754
TRW Automotive Holdings Corp. (a)	6,720	234
		2,013
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	15,284	807
Fiat SpA	18,400	216
Harley-Davidson, Inc.	17,468	425
Mazda Motor Corp.	241,000	539
Thor Industries, Inc.	54,078	1,262
Winnebago Industries, Inc. (a)	153,804	1,320
		4,569
Diversified Consumer Services - 0.3%
Service Corp. International	103,000	792
Stewart Enterprises, Inc. Class A	225,346	1,073
Universal Technical Institute, Inc.	25,809	399
		2,264
Hotels, Restaurants & Leisure - 2.3%
Accor SA	25,883	794
Ameristar Casinos, Inc.	50,101	822
Bally Technologies, Inc. (a)	36,487	1,148
Brinker International, Inc.	104,712	1,649
DineEquity, Inc. (a)	80,600	2,573
InterContinental Hotel Group PLC	23,400	352
International Game Technology	50,470	737
NH Hoteles SA (a)	212,361	762
O'Charleys, Inc. (a)	132,927	732
Sol Melia SA	79,740	631
Sonic Corp. (a)	52,128	400
The Cheesecake Factory, Inc. (a)	15,860	355
WMS Industries, Inc. (a)	62,600	2,212
Wyndham Worldwide Corp.	170,728	3,959
		17,126
Household Durables - 0.9%
Ethan Allen Interiors, Inc.	15,500	209
Gafisa SA sponsored ADR	52,600	724
La-Z-Boy, Inc. (a)	28,184	189
Libbey, Inc. (a)	39,800	447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	36,956	$ 555
PulteGroup, Inc. (a)	97,612	784
Stanley Black & Decker, Inc.	41,976	2,252
Techtronic Industries Co. Ltd.	410,500	357
Tempur-Pedic International, Inc. (a)	30,600	820
		6,337
Internet & Catalog Retail - 0.1%
Expedia, Inc.	33,410	764
Media - 2.4%
CC Media Holdings, Inc. Class A (a)	134,400	874
Comcast Corp.:
Class A	5,697	98
Class A (special) (non-vtg.)	200,136	3,216
Informa PLC	159,057	936
Interpublic Group of Companies, Inc. (a)	49,031	418
Lamar Advertising Co. Class A (a)	25,254	662
Liberty Media Corp. Starz Series A (a)	13,333	797
McGraw-Hill Companies, Inc.	44,000	1,217
MDC Partners, Inc. Class A (sub. vtg.)	137,900	1,611
The Walt Disney Co.	69,943	2,279
Time Warner Cable, Inc.	71,475	3,689
United Business Media Ltd.	60,700	514
Viacom, Inc. Class B (non-vtg.)	17,346	545
Wolters Kluwer NV (Certificaten Van Aandelen)	40,300	752
		17,608
Multiline Retail - 0.6%
Maoye International Holdings Ltd.	476,000	208
Target Corp.	87,118	4,457
		4,665
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	48,000	2,615
AnnTaylor Stores Corp. (a)	51,786	794
Asbury Automotive Group, Inc. (a)	47,300	564
Best Buy Co., Inc.	39,962	1,254
Big 5 Sporting Goods Corp.	49,200	584
Carphone Warehouse Group PLC (a)	142,226	474
Casual Male Retail Group, Inc. (a)	227,100	729
Collective Brands, Inc. (a)(e)	27,819	360
Foot Locker, Inc.	64,327	755
Hengdeli Holdings Ltd.	2,520,000	1,173
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	37,707	$ 1,049
I.T Ltd.	92,000	49
Lowe's Companies, Inc.	182,432	3,703
Lumber Liquidators Holdings, Inc. (a)	25,004	501
MarineMax, Inc. (a)	60,700	398
OfficeMax, Inc. (a)	89,400	871
Sally Beauty Holdings, Inc. (a)	100,094	864
Staples, Inc.	90,450	1,607
West Marine, Inc. (a)	12,473	105
		18,449
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	17,798	429
Peak Sport Products Co. Ltd.	215,000	144
Phillips-Van Heusen Corp.	25,300	1,156
		1,729
TOTAL CONSUMER DISCRETIONARY		75,524
CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	29,866	1,554
Carlsberg AS Series B	10,600	999
Dr Pepper Snapple Group, Inc.	35,715	1,315
The Coca-Cola Co.	110,205	6,163
		10,031
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	100,856	2,723
Drogasil SA	13,100	276
Kroger Co.	257,060	5,072
PriceSmart, Inc.	31,282	807
Sysco Corp.	69,409	1,908
Wal-Mart Stores, Inc.	104,557	5,242
Walgreen Co.	97,201	2,613
Winn-Dixie Stores, Inc. (a)	184,100	1,208
		19,849
Food Products - 1.9%
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	1,306,000	596
Calavo Growers, Inc.	28,900	567
Chiquita Brands International, Inc. (a)	39,327	494
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc.	9,700	$ 410
Kellogg Co.	14,550	723
Kerry Group PLC Class A	8,331	274
M. Dias Branco SA	1,300	30
Marine Harvest ASA (e)	4,963,000	3,787
Nestle SA	41,261	2,138
Seneca Foods Corp. Class A (a)	10,469	261
Smithfield Foods, Inc. (a)	177,100	2,857
Tingyi (Cayman Islands) Holding Corp.	238,000	602
TreeHouse Foods, Inc. (a)	3,500	145
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	38,100	1,017
		13,901
Household Products - 1.3%
Energizer Holdings, Inc. (a)	15,697	990
Kimberly-Clark Corp.	34,152	2,199
Procter & Gamble Co.	103,520	6,177
		9,366
Personal Products - 0.6%
Avon Products, Inc.	69,544	2,024
BaWang International (Group) Holding Ltd.	1,914,000	876
Estee Lauder Companies, Inc. Class A	3,980	223
Hengan International Group Co. Ltd.	111,500	988
Herbalife Ltd.	11,600	645
		4,756
Tobacco - 0.9%
Imperial Tobacco Group PLC	24,840	686
Lorillard, Inc.	11,963	909
Philip Morris International, Inc.	99,500	5,118
		6,713
TOTAL CONSUMER STAPLES		64,616
ENERGY - 10.5%
Energy Equipment & Services - 3.2%
Aker Solutions ASA	85,239	931
Baker Hughes, Inc.	68,806	2,586
Global Industries Ltd. (a)	107,519	491
Halliburton Co.	87,950	2,481
Helix Energy Solutions Group, Inc. (a)	72,346	658
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
ION Geophysical Corp. (a)	187,696	$ 642
National Oilwell Varco, Inc.	119,288	4,484
Noble Corp.	36,979	1,151
Schlumberger Ltd.	88,754	4,733
Superior Energy Services, Inc. (a)	11,098	239
Transocean Ltd. (a)	19,069	971
Union Drilling, Inc. (a)	49,228	230
Vantage Drilling Co. (a)	507,400	685
Weatherford International Ltd. (a)	239,753	3,575
		23,857
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	45,900	2,111
Apache Corp.	34,701	3,118
Arch Coal, Inc.	31,705	714
Berry Petroleum Co. Class A	70,900	1,925
BP PLC sponsored ADR	67,600	2,355
Chesapeake Energy Corp.	89,308	1,847
Chevron Corp.	26,165	1,940
Cimarex Energy Co.	3,200	209
Compton Petroleum Corp. (a)	226,400	87
Concho Resources, Inc. (a)	13,488	788
Concho Resources, Inc. (a)(g)(h)	22,820	1,200
Denbury Resources, Inc. (a)	104,000	1,533
EOG Resources, Inc.	26,900	2,337
EXCO Resources, Inc.	62,615	842
Exxon Mobil Corp.	39,232	2,321
Holly Corp.	32,900	856
International Coal Group, Inc. (a)	226,827	1,037
InterOil Corp. (a)(e)	12,300	723
Marathon Oil Corp.	54,494	1,662
Massey Energy Co.	64,302	1,849
Niko Resources Ltd.	6,500	642
Northern Oil & Gas, Inc. (a)	202,610	2,845
Occidental Petroleum Corp.	20,654	1,509
OPTI Canada, Inc. (a)	1,012,800	978
OPTI Canada, Inc. (a)(f)	280,600	271
Pan Orient Energy Corp. (a)	94,900	469
PetroBakken Energy Ltd. Class A	27,568	520
Petrohawk Energy Corp. (a)	259,213	3,919
Petroplus Holdings AG	50,710	569
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	247,170	$ 5,902
Rodinia Oil Corp.	35,700	25
Southwestern Energy Co. (a)	63,830	2,089
Suncor Energy, Inc.	40,780	1,236
Sunoco, Inc.	23,271	784
Talisman Energy, Inc.	61,600	969
Valero Energy Corp.	83,676	1,320
		53,501
TOTAL ENERGY		77,358
FINANCIALS - 16.4%
Capital Markets - 2.3%
AllianceBernstein Holding LP	15,400	364
Bank of New York Mellon Corp.	83,732	2,032
Bank Sarasin & Co. Ltd. Series B (Reg.)	20,119	729
BlueBay Asset Management	132,884	587
GCA Savvian Group Corp. (a)	328	303
Goldman Sachs Group, Inc.	36,948	5,060
Invesco Ltd.	41,632	754
Janus Capital Group, Inc.	61,800	561
Morgan Stanley	179,600	4,434
State Street Corp.	50,760	1,781
TD Ameritrade Holding Corp. (a)	18,404	269
		16,874
Commercial Banks - 4.5%
Associated Banc-Corp.	136,400	1,645
Banco Do Brasil SA	29,100	470
CapitalSource, Inc.	594,955	3,005
CIT Group, Inc. (a)	15,915	584
Huntington Bancshares, Inc.	302,222	1,599
Itau Unibanco Banco Multiplo SA ADR (a)(f)	25,600	552
KeyCorp	7,900	58
Mitsubishi UFJ Financial Group, Inc.	72,000	341
Mizuho Financial Group, Inc.	275,800	423
PNC Financial Services Group, Inc.	115,067	5,864
Regions Financial Corp.	115,228	741
SunTrust Banks, Inc.	86,570	1,947
Susquehanna Bancshares, Inc., Pennsylvania	46,000	364
SVB Financial Group (a)	40,662	1,511
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	545,043	$ 12,836
Wilmington Trust Corp., Delaware	141,080	1,242
		33,182
Consumer Finance - 0.7%
American Express Co.	50,427	2,011
Capital One Financial Corp.	31,090	1,177
Discover Financial Services	92,487	1,342
SLM Corp. (a)	35,367	391
		4,921
Diversified Financial Services - 4.5%
Bank of America Corp.	595,501	7,414
BM&F Bovespa SA	141,300	1,026
Citigroup, Inc. (a)	1,787,241	6,649
CME Group, Inc.	3,300	819
Deutsche Boerse AG	12,339	754
JPMorgan Chase & Co.	348,550	12,673
Moody's Corp.	21,472	454
PICO Holdings, Inc. (a)	117,351	3,276
		33,065
Insurance - 1.8%
Aegon NV (a)	118,900	606
Allstate Corp.	2,800	77
Assured Guaranty Ltd.	124,618	1,925
Delphi Financial Group, Inc. Class A	33,075	738
Endurance Specialty Holdings Ltd.	24,000	884
Everest Re Group Ltd.	11,500	910
Genworth Financial, Inc. Class A (a)	201,900	2,187
Lincoln National Corp.	65,900	1,539
MBIA, Inc. (a)(e)	171,523	1,605
MetLife, Inc.	18,600	699
Old Republic International Corp.	36,547	467
Platinum Underwriters Holdings Ltd.	17,300	696
Protective Life Corp.	60,000	1,121
		13,454
Real Estate Investment Trusts - 1.2%
Boston Properties, Inc.	5,509	448
CBL & Associates Properties, Inc.	62,400	761
Education Realty Trust, Inc.	44,800	306
Franklin Street Properties Corp.	61,400	720
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust	98,700	$ 1,071
Public Storage	12,913	1,266
Segro PLC	106,596	442
SL Green Realty Corp.	27,800	1,676
The Macerich Co.	12,831	531
U-Store-It Trust	54,800	438
Vornado Realty Trust	12,450	1,009
Westfield Group unit	17,370	193
		8,861
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	403,600	6,627
Iguatemi Empresa de Shopping Centers SA	43,800	854
Jones Lang LaSalle, Inc.	25,100	1,895
Kenedix, Inc. (a)	4,596	749
Unite Group PLC (a)	37,316	108
		10,233
Thrifts & Mortgage Finance - 0.0%
Bank Mutual Corp.	49,394	251
TOTAL FINANCIALS		120,841
HEALTH CARE - 10.1%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	12,400	700
Allos Therapeutics, Inc. (a)	39,827	145
Amgen, Inc. (a)	72,041	3,677
Amylin Pharmaceuticals, Inc. (a)	45,220	929
ARIAD Pharmaceuticals, Inc. (a)	166,272	582
AVEO Pharmaceuticals, Inc.	77,400	675
Biogen Idec, Inc. (a)	24,862	1,338
Cephalon, Inc. (a)	14,400	815
China Biologic Products, Inc. (a)(e)	50,564	523
Clinical Data, Inc. (a)	78,252	1,170
Genzyme Corp. (a)	23,769	1,666
Gilead Sciences, Inc. (a)	18,700	596
Human Genome Sciences, Inc. (a)	59,100	1,719
ImmunoGen, Inc. (a)	33,200	178
InterMune, Inc. (a)	20,300	212
Micromet, Inc. (a)	99,900	613
Neurocrine Biosciences, Inc. (a)	73,868	397
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	57,588	$ 375
OREXIGEN Therapeutics, Inc. (a)	198,366	873
PDL BioPharma, Inc.	99,200	561
Protalix BioTherapeutics, Inc. (a)(e)	83,250	642
SIGA Technologies, Inc. (a)	133,382	1,000
Theravance, Inc. (a)	102,180	1,235
United Therapeutics Corp. (a)	21,900	1,012
ZIOPHARM Oncology, Inc. (a)	95,016	342
		21,975
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	55,966	764
C. R. Bard, Inc.	26,230	2,015
Cooper Companies, Inc.	10,600	428
Covidien PLC	31,702	1,120
Hill-Rom Holdings, Inc.	29,000	931
Hologic, Inc. (a)	57,507	816
Kinetic Concepts, Inc. (a)	22,418	716
Orthofix International NV (a)	34,081	910
Orthovita, Inc. (a)	144,612	237
St. Jude Medical, Inc. (a)	25,934	897
Stryker Corp.	29,300	1,265
Symmetry Medical, Inc. (a)	83,896	754
Volcano Corp. (a)	3,200	71
William Demant Holding AS (a)	11,300	767
Wright Medical Group, Inc. (a)	66,974	889
Zimmer Holdings, Inc. (a)	10,000	472
		13,052
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	111,800	1,498
CIGNA Corp.	97,980	3,157
Emeritus Corp. (a)	28,397	437
Express Scripts, Inc. (a)	79,900	3,404
LHC Group, Inc. (a)	14,000	280
McKesson Corp.	24,094	1,399
Medco Health Solutions, Inc. (a)	50,603	2,200
MEDNAX, Inc. (a)	14,952	693
Quest Diagnostics, Inc.	30,324	1,319
RehabCare Group, Inc. (a)	30,189	500
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	101,800	$ 825
VCA Antech, Inc. (a)	32,900	650
		16,362
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	70,700	1,181
Computer Programs & Systems, Inc.	9,200	376
		1,557
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	16,076	688
Lonza Group AG	11,519	956
PerkinElmer, Inc.	21,600	454
		2,098
Pharmaceuticals - 2.6%
Ardea Biosciences, Inc. (a)	70,608	1,422
Biovail Corp. (e)	34,300	785
Cadence Pharmaceuticals, Inc. (a)(e)	164,058	1,296
Merck & Co., Inc.	239,159	8,409
Novartis AG sponsored ADR	17,953	942
Novo Nordisk AS Series B	18,888	1,614
Pfizer, Inc.	35,500	566
Pronova BioPharma ASA (a)	366,769	686
Sanofi-Aventis	30,998	1,775
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,010	1,670
		19,165
TOTAL HEALTH CARE		74,209
INDUSTRIALS - 13.6%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	27,770	748
DigitalGlobe, Inc. (a)	26,738	820
Esterline Technologies Corp. (a)	15,404	709
European Aeronautic Defence and Space Co. EADS NV (a)	13,800	304
GeoEye, Inc. (a)	55,439	2,020
Goodrich Corp.	25,600	1,753
Heico Corp. Class A	40,783	1,250
Honeywell International, Inc.	57,417	2,244
Orbital Sciences Corp. (a)	6,100	79
Precision Castparts Corp.	24,397	2,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	40,582	$ 1,782
United Technologies Corp.	77,504	5,054
		19,524
Airlines - 0.3%
AMR Corp. (a)	48,775	298
Delta Air Lines, Inc. (a)	40,040	419
Southwest Airlines Co.	123,250	1,362
UAL Corp. (a)	14,928	316
		2,395
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	8,312	327
Masco Corp.	127,800	1,341
Owens Corning (a)	50,475	1,373
		3,041
Commercial Services & Supplies - 1.5%
Avery Dennison Corp.	29,000	943
Casella Waste Systems, Inc. Class A (a)	58,826	261
Corrections Corp. of America (a)	19,200	428
Interface, Inc. Class A	168,280	2,157
Knoll, Inc.	71,163	955
Pitney Bowes, Inc.	19,855	382
Quad/Graphics, Inc. (a)	13,872	585
R.R. Donnelley & Sons Co.	89,297	1,352
Republic Services, Inc.	47,400	1,395
Schawk, Inc. Class A	13,521	206
Steelcase, Inc. Class A	30,710	191
The Brink's Co.	48,500	915
The Geo Group, Inc. (a)	67,079	1,482
		11,252
Construction & Engineering - 0.9%
Aveng Ltd.	91,600	472
Fluor Corp.	50,211	2,242
Foster Wheeler Ag (a)	47,050	1,004
Granite Construction, Inc.	31,443	692
Great Lakes Dredge & Dock Corp.	126,377	638
Jacobs Engineering Group, Inc. (a)	21,300	739
KBR, Inc.	9,337	217
MasTec, Inc. (a)	34,900	338
		6,342
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Alstom SA	6,750	$ 322
AMETEK, Inc.	19,445	836
Cooper Industries PLC Class A	35,254	1,484
Emerson Electric Co.	18,224	850
Prysmian SpA	50,000	784
Regal-Beloit Corp.	2,348	130
Schneider Electric SA	9,668	1,026
Zumtobel AG	43,207	717
		6,149
Industrial Conglomerates - 2.3%
General Electric Co.	796,294	11,530
Koninklijke Philips Electronics NV	50,400	1,405
Rheinmetall AG	22,100	1,224
Siemens AG sponsored ADR	11,752	1,064
Textron, Inc.	122,601	2,093
		17,316
Machinery - 2.4%
Actuant Corp. Class A	57,573	1,141
AGCO Corp. (a)	6,809	225
ArvinMeritor, Inc. (a)	64,663	845
Blount International, Inc. (a)	13,457	156
Briggs & Stratton Corp.	44,075	800
Bucyrus International, Inc. Class A	16,270	935
Caterpillar, Inc.	11,876	774
Commercial Vehicle Group, Inc. (a)	57,200	519
Cummins, Inc.	28,343	2,109
Hardinge, Inc.	30,141	247
Ingersoll-Rand Co. Ltd.	58,176	1,892
Navistar International Corp. (a)	86,600	3,627
NSK Ltd.	109,000	650
Pall Corp.	21,721	743
Timken Co.	23,600	772
Trinity Industries, Inc.	34,900	597
Vallourec SA	13,690	1,176
WABCO Holdings, Inc. (a)	14,300	504
		17,712
Professional Services - 0.3%
Kforce, Inc. (a)	84,600	894
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Robert Half International, Inc.	50,100	$ 1,081
Towers Watson & Co.	10,698	480
		2,455
Road & Rail - 1.8%
Arkansas Best Corp.	30,400	627
Con-way, Inc.	41,404	1,085
CSX Corp.	68,000	3,393
Norfolk Southern Corp.	20,123	1,080
Saia, Inc. (a)	78,080	913
Union Pacific Corp.	69,900	5,099
Universal Truckload Services, Inc. (a)	55,187	742
		12,939
Trading Companies & Distributors - 0.2%
Finning International, Inc.	25,000	483
Kaman Corp.	34,700	742
		1,225
TOTAL INDUSTRIALS		100,350
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.3%
Calix Networks, Inc. (a)(e)	50,405	613
Cisco Systems, Inc. (a)	433,200	8,686
Comverse Technology, Inc. (a)	161,500	840
HTC Corp.	9,300	170
Infinera Corp. (a)	100,032	844
Juniper Networks, Inc. (a)	137,800	3,748
QUALCOMM, Inc.	45,792	1,754
		16,655
Computers & Peripherals - 3.3%
Apple, Inc. (a)	69,208	16,835
Hewlett-Packard Co.	180,400	6,942
NCR Corp. (a)	45,379	583
		24,360
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	131,508	3,547
Anixter International, Inc. (a)	8,585	394
Avnet, Inc. (a)	92,444	2,117
Corning, Inc.	151,000	2,368
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Keyence Corp.	5,400	$ 1,119
Molex, Inc. (e)	42,187	745
Tyco Electronics Ltd.	56,651	1,389
		11,679
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	13,214	609
DealerTrack Holdings, Inc. (a)	33,247	490
eAccess Ltd.	22	16
eBay, Inc. (a)	98,703	2,294
Google, Inc. Class A (a)	6,794	3,057
Monster Worldwide, Inc. (a)	62,200	686
NetEase.com, Inc. sponsored ADR (a)	21,318	847
Open Text Corp. (a)	19,900	876
		8,875
IT Services - 1.1%
Acxiom Corp. (a)	56,231	697
Alliance Data Systems Corp. (a)	24,966	1,403
Atos Origin SA (a)	19,665	761
China Information Technology, Inc. (a)(e)	15,883	80
Fidelity National Information Services, Inc.	22,683	586
Fiserv, Inc. (a)	12,405	621
MasterCard, Inc. Class A	7,684	1,524
Visa, Inc. Class A	34,800	2,401
		8,073
Office Electronics - 0.2%
Xerox Corp.	208,581	1,760
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	91,413	514
Analog Devices, Inc.	63,400	1,768
ASML Holding NV	62,900	1,556
Atmel Corp. (a)	634,412	3,680
Avago Technologies Ltd.	157,653	3,177
Cymer, Inc. (a)	19,300	568
Fairchild Semiconductor International, Inc. (a)	208,500	1,612
First Solar, Inc. (a)	7,200	921
Himax Technologies, Inc. sponsored ADR	218,664	529
Intersil Corp. Class A	52,680	527
Kulicke & Soffa Industries, Inc. (a)	150,232	862
Lam Research Corp. (a)	201,407	7,273
Linear Technology Corp.	5,724	164
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX-Credence Corp. (a)	924,244	$ 1,996
Mattson Technology, Inc. (a)	123,032	256
Maxim Integrated Products, Inc.	75,400	1,197
Microchip Technology, Inc. (e)	16,269	450
Micron Technology, Inc. (a)	388,903	2,514
National Semiconductor Corp.	65,723	829
NVIDIA Corp. (a)	61,516	574
NXP Semiconductors NV	121,900	1,350
ON Semiconductor Corp. (a)	578,802	3,577
Standard Microsystems Corp. (a)	40,008	725
Teradyne, Inc. (a)	43,863	394
		37,013
Software - 2.3%
BMC Software, Inc. (a)	52,178	1,882
CA, Inc.	63,027	1,135
Citrix Systems, Inc. (a)	26,272	1,522
Informatica Corp. (a)	55,882	1,797
MacDonald Dettwiler & Associates Ltd. (a)	7,400	324
Micro Focus International PLC	164,724	762
Microsoft Corp.	55,897	1,312
Oracle Corp.	292,695	6,404
Radiant Systems, Inc. (a)	42,138	755
Sage Group PLC	103,400	388
Ultimate Software Group, Inc. (a)	6,144	202
		16,483
TOTAL INFORMATION TECHNOLOGY		124,898
MATERIALS - 6.8%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	17,782	1,316
Arkema sponsored ADR	5,400	224
Celanese Corp. Class A	67,803	1,810
CF Industries Holdings, Inc.	12,100	1,119
Clariant AG (Reg.) (a)	103,840	1,336
Dow Chemical Co.	117,265	2,858
Huabao International Holdings Ltd.	785,000	1,146
Monsanto Co.	25,598	1,348
Solutia, Inc. (a)	126,766	1,716
Spartech Corp. (a)	163,361	1,459
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
STR Holdings, Inc. (e)	5,664	$ 117
The Mosaic Co.	28,700	1,684
Valspar Corp.	15,500	467
W.R. Grace & Co. (a)	146,726	3,712
Yara International ASA	29,700	1,194
		21,506
Construction Materials - 0.2%
HeidelbergCement AG	34,397	1,380
Containers & Packaging - 0.2%
Ball Corp.	17	1
Owens-Illinois, Inc. (a)	62,730	1,572
		1,573
Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd. (Canada)	14,900	970
Anglo American PLC (United Kingdom)	22,100	793
Camino Minerals Corp. (a)	6,400	2
Commercial Metals Co.	119,800	1,561
Compass Minerals International, Inc.	3,215	231
Eldorado Gold Corp.	149,263	2,931
Freeport-McMoRan Copper & Gold, Inc.	26,544	1,911
Grande Cache Coal Corp. (a)	66,100	355
Gulf Resources, Inc. (a)	57,136	496
Gulf Resources, Inc. (h)	200,630	1,741
Ivanhoe Mines Ltd. (a)	172,900	3,081
Mitsubishi Materials Corp. (a)	72,000	190
Newcrest Mining Ltd.	88,007	2,918
Orko Silver Corp. (a)	22,200	36
Pan American Silver Corp.	21,600	535
Randgold Resources Ltd. sponsored ADR	34,300	3,172
Red Back Mining, Inc. (a)	47,800	1,427
Seabridge Gold, Inc. (a)	9,900	297
Silver Standard Resources, Inc. (a)	31,800	560
Silver Wheaton Corp. (a)	35,300	796
Steel Dynamics, Inc.	20,400	279
Thompson Creek Metals Co., Inc. (a)	800	7
		24,289
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	56,200	$ 882
TOTAL MATERIALS		49,630
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
China Unicom (Hong Kong) Ltd.	512,000	708
Frontier Communications Corp.	77,740	601
Iliad Group SA	12,842	1,208
Qwest Communications International, Inc.	445,100	2,515
Telefonica SA sponsored ADR	10,039	668
		5,700
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)	37,335	239
SOFTBANK CORP.	17,500	502
Sprint Nextel Corp. (a)	847,285	3,457
Syniverse Holdings, Inc. (a)	11,959	246
		4,444
TOTAL TELECOMMUNICATION SERVICES		10,144
UTILITIES - 2.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	21,820	773
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	48,800	715
Entergy Corp.	21,002	1,656
FirstEnergy Corp.	26,047	951
NextEra Energy, Inc.	5,368	288
PPL Corp.	66,245	1,799
		6,182
Gas Utilities - 0.1%
China Gas Holdings Ltd.	144,000	73
Xinao Gas Holdings Ltd.	322,000	863
		936
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	579,945	5,939
Multi-Utilities - 0.9%
Alliant Energy Corp.	22,160	776
CMS Energy Corp.	174,300	3,050
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	30,600	$ 1,431
Public Service Enterprise Group, Inc.	23,812	761
Sempra Energy	16,854	858
		6,876
TOTAL UTILITIES		19,933
TOTAL COMMON STOCKS (Cost $760,591)		717,503
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.7%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
SandRidge Energy, Inc. 8.50%	9,700	816
Whiting Petroleum Corp. 6.25%	5,000	1,046
		1,862
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Citigroup, Inc. 7.50%	16,600	1,900
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	18,800	1,061
TOTAL CONVERTIBLE PREFERRED STOCKS		4,823
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	4,000	398
TOTAL PREFERRED STOCKS (Cost $4,837)		5,221
Investment Companies - 0.4%

Ares Capital Corp. (Cost $2,297)	181,476	2,711
Corporate Bonds - 1.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
FINANCIALS - 0.4%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (f)	$ 650	$ 699
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 9% 4/1/63 (a)(d)(f)	1,875	1,833
TOTAL FINANCIALS		2,532
HEALTH CARE - 0.3%
Biotechnology - 0.2%
Incyte Corp. 4.75% 10/1/15 (f)	600	1,010
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	870	955
TOTAL HEALTH CARE		1,965
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	190	234
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	470	873
TOTAL CONVERTIBLE BONDS		5,604
Nonconvertible Bonds - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	620	477
8.25% 12/15/14	625	481
		958
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 2,462	$ 2,031
TOTAL NONCONVERTIBLE BONDS		2,989
TOTAL CORPORATE BONDS (Cost $6,426)		8,593
Money Market Funds - 1.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $8,511)	8,510,537	8,511
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $782,662)		742,539
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,540)
NET ASSETS - 100%		$ 734,999
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,320,000 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,941,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 1,034
Gulf Resources, Inc.	12/11/09	$ 1,705
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	142
Total	$ 147
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,922	$ 75,570	$ 352	$ -
Consumer Staples	64,616	63,599	1,017	-
Energy	79,220	77,204	2,016	-
Financials	122,741	119,471	3,270	-
Health Care	74,209	70,820	3,389	-
Industrials	100,350	98,945	1,405	-
Information Technology	124,898	124,898	-	-
Materials	49,630	49,630	-	-
Telecommunication Services	10,144	9,436	708	-
Utilities	20,994	19,933	1,061	-
Investment Companies	2,711	2,711	-	-
Corporate Bonds	8,593	-	8,593	-
Money Market Funds	8,511	8,511	-	-
Total Investments in Securities:	$ 742,539	$ 720,728	$ 21,811	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $794,269,000. Net unrealized depreciation aggregated $51,730,000, of which $59,462,000 related to appreciated investment securities and $111,192,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805757.106

AEV-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Tenneco, Inc. (a)	7,358	$ 181,890
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	6,231	329,049
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	200	3,150
Starwood Hotels & Resorts Worldwide, Inc.	5,900	275,707
The Cheesecake Factory, Inc. (a)	6,300	141,057
WMS Industries, Inc. (a)	7,200	254,448
Wyndham Worldwide Corp.	9,500	220,305
		894,667
Household Durables - 3.7%
D.R. Horton, Inc.	80,075	821,570
Lennar Corp. Class A	35,600	468,852
PulteGroup, Inc. (a)	92,262	740,864
Stanley Black & Decker, Inc.	15,725	843,489
		2,874,775
Media - 2.8%
The Walt Disney Co.	28,695	935,170
Time Warner Cable, Inc.	8,400	433,524
Virgin Media, Inc.	37,053	771,073
		2,139,767
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	6,600	359,502
Best Buy Co., Inc.	6,600	207,174
Group 1 Automotive, Inc. (a)	3,000	75,720
OfficeMax, Inc. (a)	11,299	110,052
TJX Companies, Inc.	3,900	154,791
		907,239
Textiles, Apparel & Luxury Goods - 1.3%
Phillips-Van Heusen Corp.	8,100	370,008
Polo Ralph Lauren Corp. Class A	4,319	327,121
VF Corp.	4,300	303,666
		1,000,795
TOTAL CONSUMER DISCRETIONARY		8,328,182
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.7%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	2,593	$ 134,894
The Coca-Cola Co.	9,000	503,280
		638,174
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	16,000	432,000
Kroger Co.	19,300	380,789
Susser Holdings Corp. (a)	7,750	89,978
Wal-Mart Stores, Inc.	3,200	160,448
Whole Foods Market, Inc. (a)	6,400	222,656
		1,285,871
Household Products - 2.3%
Kimberly-Clark Corp.	6,500	418,600
Procter & Gamble Co.	22,842	1,362,982
		1,781,582
Personal Products - 0.5%
Avon Products, Inc.	9,500	276,450
USANA Health Sciences, Inc. (a)	2,433	103,403
		379,853
Tobacco - 2.4%
Philip Morris International, Inc.	35,600	1,831,264
TOTAL CONSUMER STAPLES		5,916,744
ENERGY - 10.6%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	6,967	261,820
Ensco International Ltd. ADR	11,550	475,052
Halliburton Co.	9,600	270,816
National Oilwell Varco, Inc.	14,500	545,055
Noble Corp.	14,300	445,016
Pride International, Inc. (a)	14,368	338,366
Weatherford International Ltd. (a)	17,900	266,889
		2,603,014
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	4,900	181,937
Apache Corp.	6,600	593,010
Chevron Corp.	29,100	2,158,056
Exxon Mobil Corp.	7,800	461,448
Frontier Oil Corp.	8,200	96,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	25,100	$ 765,299
Pioneer Natural Resources Co.	8,700	503,034
Southwestern Energy Co. (a)	11,642	380,926
Sunoco, Inc.	5,600	188,608
Talisman Energy, Inc.	13,700	215,474
		5,543,814
TOTAL ENERGY		8,146,828
FINANCIALS - 25.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	2,900	397,126
Morgan Stanley	46,800	1,155,492
		1,552,618
Commercial Banks - 6.4%
City National Corp.	3,800	184,072
Comerica, Inc.	4,600	158,286
Huntington Bancshares, Inc.	40,833	216,007
PNC Financial Services Group, Inc.	11,276	574,625
Regions Financial Corp.	27,290	175,475
Southwest Bancorp, Inc., Oklahoma	5,099	60,729
SunTrust Banks, Inc.	11,400	256,386
SVB Financial Group (a)	5,800	215,586
U.S. Bancorp, Delaware	46,700	971,360
Wells Fargo & Co.	89,928	2,117,804
		4,930,330
Consumer Finance - 2.3%
American Express Co.	22,900	913,023
Capital One Financial Corp.	16,000	605,760
Discover Financial Services	18,300	265,533
		1,784,316
Diversified Financial Services - 7.6%
Bank of America Corp.	153,274	1,908,261
Citigroup, Inc. (a)	405,917	1,510,011
JPMorgan Chase & Co.	66,695	2,425,030
		5,843,302
Insurance - 3.7%
AFLAC, Inc.	4,000	189,000
Allstate Corp.	15,200	419,520
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	8,500	$ 131,325
Delphi Financial Group, Inc. Class A	12,003	267,667
Everest Re Group Ltd.	5,100	403,614
Lincoln National Corp.	19,822	463,042
MetLife, Inc.	10,700	402,320
Unum Group	4,700	94,235
XL Capital Ltd. Class A	28,400	508,644
		2,879,367
Real Estate Investment Trusts - 1.8%
CBL & Associates Properties, Inc.	32,844	400,697
DiamondRock Hospitality Co.	27,900	244,404
Public Storage	2,600	254,852
The Macerich Co.	10,935	452,928
		1,352,881
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	62,500	1,026,250
Jones Lang LaSalle, Inc.	5,300	400,203
		1,426,453
TOTAL FINANCIALS		19,769,267
HEALTH CARE - 11.8%
Biotechnology - 1.9%
Amgen, Inc. (a)	11,300	576,752
ARIAD Pharmaceuticals, Inc. (a)(d)	27,200	95,200
BioMarin Pharmaceutical, Inc. (a)	5,100	103,479
Genzyme Corp. (a)	1,700	119,187
Gilead Sciences, Inc. (a)	7,300	232,578
Incyte Corp. (a)	3,300	41,316
Keryx Biopharmaceuticals, Inc. (a)	20,800	72,800
United Therapeutics Corp. (a)	3,100	143,282
ZIOPHARM Oncology, Inc. (a)	17,101	61,564
		1,446,158
Health Care Equipment & Supplies - 0.7%
Abiomed, Inc. (a)	9,000	81,450
AGA Medical Holdings, Inc. (d)	6,800	92,820
Cooper Companies, Inc.	4,500	181,530
Edwards Lifesciences Corp. (a)	1,000	57,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,700	$ 73,423
Wright Medical Group, Inc. (a)	5,600	74,312
		561,105
Health Care Providers & Services - 1.4%
CIGNA Corp.	12,700	409,194
Emeritus Corp. (a)(d)	8,600	132,268
Fresenius Medical Care AG & Co. KGaA sponsored ADR	1,500	84,990
Medco Health Solutions, Inc. (a)	10,047	436,844
Sunrise Senior Living, Inc. (a)	19,997	44,193
		1,107,489
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,600	76,866
MedAssets, Inc. (a)	3,472	68,815
		145,681
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	2,500	94,825
PAREXEL International Corp. (a)	8,600	171,054
PerkinElmer, Inc.	7,900	165,979
		431,858
Pharmaceuticals - 7.0%
Ardea Biosciences, Inc. (a)	7,100	142,994
Biovail Corp.	5,300	121,235
Cadence Pharmaceuticals, Inc. (a)	9,800	77,420
Cardiome Pharma Corp. (a)	5,960	36,221
Johnson & Johnson	26,208	1,494,380
Merck & Co., Inc.	49,209	1,730,188
Pfizer, Inc.	91,300	1,454,409
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,800	293,364
		5,350,211
TOTAL HEALTH CARE		9,042,502
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
DigitalGlobe, Inc. (a)	3,100	95,077
Precision Castparts Corp.	4,600	520,628
United Technologies Corp.	16,100	1,049,881
		1,665,586
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.6%
AMR Corp. (a)	9,900	$ 60,489
Southwest Airlines Co.	24,906	275,211
UAL Corp. (a)	5,100	108,069
		443,769
Building Products - 0.2%
Owens Corning (a)	5,759	156,645
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	4,100	120,663
Schawk, Inc. Class A	2,500	38,000
The Geo Group, Inc. (a)	4,700	103,870
		262,533
Construction & Engineering - 0.2%
KBR, Inc.	5,600	129,920
Electrical Equipment - 0.8%
Regal-Beloit Corp.	11,500	636,180
Industrial Conglomerates - 1.5%
General Electric Co.	63,547	920,161
Textron, Inc.	14,100	240,687
		1,160,848
Machinery - 2.5%
Cummins, Inc.	9,606	714,782
Danaher Corp.	13,300	483,189
Gardner Denver, Inc.	5,600	267,344
SPX Corp.	3,500	196,210
Timken Co.	7,300	238,783
		1,900,308
Marine - 0.0%
Alexander & Baldwin, Inc.	1,400	47,376
Professional Services - 0.5%
Equifax, Inc.	5,700	167,979
Manpower, Inc.	5,000	212,500
		380,479
Road & Rail - 2.5%
Con-way, Inc.	5,500	144,155
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	14,400	$ 718,416
Union Pacific Corp.	14,200	1,035,748
		1,898,319
TOTAL INDUSTRIALS		8,681,963
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.2%
Adtran, Inc.	8,000	251,440
Cisco Systems, Inc. (a)	10,222	204,951
Juniper Networks, Inc. (a)	8,800	239,360
QUALCOMM, Inc.	6,500	249,015
		944,766
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	5,200	211,744
Avnet, Inc. (a)	20,540	470,366
Flextronics International Ltd. (a)	40,900	201,637
Tyco Electronics Ltd.	14,600	357,992
		1,241,739
Internet Software & Services - 0.8%
eBay, Inc. (a)	16,800	390,432
Google, Inc. Class A (a)	500	225,010
		615,442
IT Services - 0.7%
MasterCard, Inc. Class A	2,600	515,736
Office Electronics - 0.2%
Xerox Corp.	18,544	156,511
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	46,836	263,218
Analog Devices, Inc.	5,800	161,704
ASML Holding NV	10,300	254,719
Avago Technologies Ltd.	9,600	193,440
KLA-Tencor Corp.	5,600	156,856
Lam Research Corp. (a)	11,800	426,098
Marvell Technology Group Ltd. (a)	11,800	188,092
Micron Technology, Inc. (a)	27,800	179,727
ON Semiconductor Corp. (a)	100,989	624,112
Standard Microsystems Corp. (a)	8,975	162,627
		2,610,593
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.5%
BMC Software, Inc. (a)	4,900	$ 176,694
Oracle Corp.	9,242	202,215
		378,909
TOTAL INFORMATION TECHNOLOGY		6,463,696
MATERIALS - 3.7%
Chemicals - 2.1%
Albemarle Corp.	9,880	396,089
CF Industries Holdings, Inc.	1,100	101,750
Clariant AG (Reg.) (a)	18,830	242,238
Praxair, Inc.	4,900	421,547
Solutia, Inc. (a)	27,400	370,996
Symrise AG	2,100	51,902
		1,584,522
Containers & Packaging - 0.4%
Ball Corp.	3,300	185,064
Owens-Illinois, Inc. (a)	4,600	115,276
		300,340
Metals & Mining - 0.8%
Carpenter Technology Corp.	5,700	176,757
Goldcorp, Inc.	3,200	141,955
Newcrest Mining Ltd.	4,582	151,905
Newmont Mining Corp.	2,400	147,168
		617,785
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	20,800	326,560
TOTAL MATERIALS		2,829,207
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
AboveNet, Inc. (a)	9,759	503,760
AT&T, Inc.	25,900	700,077
Cbeyond, Inc. (a)	19,047	227,612
China Unicom (Hong Kong) Ltd. sponsored ADR	9,300	128,898
Iliad Group SA	992	93,292
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	102,700	$ 580,255
Verizon Communications, Inc.	25,200	743,652
		2,977,546
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	10,400	487,344
Leap Wireless International, Inc. (a)	200	2,074
SBA Communications Corp. Class A (a)	6,600	236,280
Sprint Nextel Corp. (a)	178,100	726,648
		1,452,346
TOTAL TELECOMMUNICATION SERVICES		4,429,892
UTILITIES - 3.6%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	18,100	640,921
FirstEnergy Corp.	15,300	558,909
PPL Corp.	38,378	1,042,346
		2,242,176
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	39,300	499,896
TOTAL UTILITIES		2,742,072
TOTAL COMMON STOCKS (Cost $79,026,943)		76,350,353
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.24% (b)	316,711	316,711
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	183,950	183,950
TOTAL MONEY MARKET FUNDS (Cost $500,661)		500,661
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $79,527,604)		76,851,014
NET OTHER ASSETS (LIABILITIES) - 0.0%		15,739
NET ASSETS - 100%		$ 76,866,753
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 913
Fidelity Securities Lending Cash Central Fund	2,845
Total	$ 3,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $82,359,811. Net unrealized depreciation aggregated $5,508,797, of which $4,459,586 related to appreciated investment securities and $9,968,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805762.106

AFIF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (a)(d)	21,500	$ 609,095
Starbucks Corp.	41,700	958,683
		1,567,778
Leisure Equipment & Products - 1.5%
Hasbro, Inc.	18,400	742,624
Media - 6.1%
DIRECTV (a)	52,500	1,990,800
The Walt Disney Co.	31,455	1,025,118
		3,015,918
Multiline Retail - 3.5%
Dollar General Corp.	62,300	1,701,413
TOTAL CONSUMER DISCRETIONARY		7,027,733
CONSUMER STAPLES - 14.2%
Beverages - 10.9%
Anheuser-Busch InBev SA NV	53,641	2,790,538
The Coca-Cola Co.	46,056	2,575,452
		5,365,990
Household Products - 0.0%
Procter & Gamble Co.	100	5,967
Tobacco - 3.3%
Philip Morris International, Inc.	30,822	1,585,484
TOTAL CONSUMER STAPLES		6,957,441
ENERGY - 7.4%
Energy Equipment & Services - 1.7%
Weatherford International Ltd. (a)	56,595	843,831
Oil, Gas & Consumable Fuels - 5.7%
Exxon Mobil Corp.	47,208	2,792,826
TOTAL ENERGY		3,636,657
FINANCIALS - 7.9%
Commercial Banks - 1.9%
PNC Financial Services Group, Inc.	17,757	904,897
Diversified Financial Services - 3.4%
JPMorgan Chase & Co.	26,691	970,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp. (d)	23,850	$ 504,189
NBH Holdings Corp. Class A (a)(e)	10,500	204,750
		1,679,424
Insurance - 2.6%
Berkshire Hathaway, Inc. Class B (a)	16,361	1,288,920
TOTAL FINANCIALS		3,873,241
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	9,033	520,030
Health Care Providers & Services - 2.9%
McKesson Corp.	24,700	1,433,835
Pharmaceuticals - 6.1%
Merck & Co., Inc.	38,300	1,346,628
Pfizer, Inc.	105,197	1,675,788
		3,022,416
TOTAL HEALTH CARE		4,976,281
INDUSTRIALS - 4.6%
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	100	6,380
Commercial Services & Supplies - 1.7%
Waste Management, Inc.	24,193	800,546
Industrial Conglomerates - 0.0%
3M Co.	100	7,855
Machinery - 1.8%
Ingersoll-Rand Co. Ltd.	27,500	894,575
Road & Rail - 1.1%
America Latina Logistica SA unit	60,100	553,674
TOTAL INDUSTRIALS		2,263,030
INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 3.8%
HTC Corp.	7,000	127,759
Juniper Networks, Inc. (a)	20,153	548,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	20,109	$ 770,376
Tekelec (a)	39,100	428,536
		1,874,833
Computers & Peripherals - 3.6%
Apple, Inc. (a)	7,174	1,745,936
Internet Software & Services - 7.3%
Akamai Technologies, Inc. (a)	21,414	986,543
Baidu.com, Inc. sponsored ADR (a)	7,500	588,225
eBay, Inc. (a)	85,827	1,994,619
Google, Inc. Class A (a)	100	45,002
		3,614,389
IT Services - 7.9%
Fiserv, Inc. (a)	39,205	1,961,426
MasterCard, Inc. Class A	9,634	1,911,000
		3,872,426
Software - 0.9%
Autonomy Corp. PLC (a)	19,500	466,612
TOTAL INFORMATION TECHNOLOGY		11,574,196
MATERIALS - 4.3%
Chemicals - 0.5%
Ecolab, Inc.	5,700	270,180
The Mosaic Co.	30	1,760
		271,940
Metals & Mining - 3.8%
Agnico-Eagle Mines Ltd. (Canada)	19,900	1,295,996
AngloGold Ashanti Ltd. sponsored ADR	3,300	139,557
Newcrest Mining Ltd.	12,787	423,921
		1,859,474
TOTAL MATERIALS		2,131,414
UTILITIES - 1.0%
Electric Utilities - 1.0%
Southern Co.	13,600	498,984
TOTAL COMMON STOCKS (Cost $42,804,280)		42,938,977
Nonconvertible Preferred Stocks - 4.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 4.2%
Porsche Automobil Holding SE	10,500	$ 488,878
Volkswagen AG	15,856	1,578,193
		2,067,071
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,057,849)		2,067,071
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 0.24% (b)	4,384,472	4,384,472
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,004,775	1,004,775
TOTAL MONEY MARKET FUNDS (Cost $5,389,247)		5,389,247
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $50,251,376)		50,395,295
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,192,908)
NET ASSETS - 100%		$ 49,202,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,750 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,552
Fidelity Securities Lending Cash Central Fund	4,342
Total	$ 5,894
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,094,804	$ 9,094,804	$ -	$ -
Consumer Staples	6,957,441	6,957,441	-	-
Energy	3,636,657	3,636,657	-	-
Financials	3,873,241	3,668,491	-	204,750
Health Care	4,976,281	4,976,281	-	-
Industrials	2,263,030	2,263,030	-	-
Information Technology	11,574,196	11,574,196	-	-
Materials	2,131,414	2,131,414	-	-
Utilities	498,984	498,984	-	-
Money Market Funds	5,389,247	5,389,247	-	-
Total Investments in Securities:	$ 50,395,295	$ 50,190,545	$ -	$ 204,750
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,100)
Cost of Purchases	101,350
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	115,500
Transfers out of Level 3	-
Ending Balance	$ 204,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (12,100)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $50,650,881. Net unrealized depreciation aggregated $255,586, of which $2,782,091 related to appreciated investment securities and $3,037,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805763.106

AGAI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Fuel Systems Solutions, Inc. (a)	17,100	$ 555
Tenneco, Inc. (a)	39,100	967
TRW Automotive Holdings Corp. (a)	75,300	2,617
		4,139
Automobiles - 0.4%
Ford Motor Co. (a)	345,200	3,897
Harley-Davidson, Inc.	66,000	1,605
		5,502
Distributors - 0.2%
Li & Fung Ltd.	468,000	2,370
Hotels, Restaurants & Leisure - 1.4%
Buffalo Wild Wings, Inc. (a)(d)	76,189	3,186
Darden Restaurants, Inc.	45,600	1,881
Jack in the Box, Inc. (a)	46,300	934
Little Sheep Group Ltd.	107,000	64
Marriott International, Inc. Class A	153,734	4,921
Sonic Corp. (a)	79,500	610
Starbucks Corp.	286,350	6,583
		18,179
Household Durables - 1.5%
D.R. Horton, Inc.	167,838	1,722
Ethan Allen Interiors, Inc.	50,570	682
Newell Rubbermaid, Inc.	104,900	1,576
Stanley Black & Decker, Inc.	137,800	7,392
Toll Brothers, Inc. (a)	353,500	6,108
Whirlpool Corp.	13,700	1,016
		18,496
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	43,600	5,443
Expedia, Inc.	111,410	2,547
		7,990
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	319,109	5,128
DIRECTV (a)	166,842	6,327
Lamar Advertising Co. Class A (a)	51,900	1,360
McGraw-Hill Companies, Inc.	88,600	2,450
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	300,122	$ 9,781
Time Warner, Inc.	283,367	8,495
		33,541
Multiline Retail - 1.9%
Kohl's Corp. (a)	150,800	7,085
Target Corp.	319,800	16,361
		23,446
Specialty Retail - 0.9%
Best Buy Co., Inc.	173,119	5,434
Lowe's Companies, Inc.	250,322	5,082
RadioShack Corp.	65,515	1,211
		11,727
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	79,255	6,003
TOTAL CONSUMER DISCRETIONARY		131,393
CONSUMER STAPLES - 8.2%
Beverages - 2.5%
Coca-Cola Enterprises, Inc.	186,200	5,299
Dr Pepper Snapple Group, Inc.	49,200	1,812
The Coca-Cola Co.	451,403	25,242
		32,353
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	179,819	4,855
Wal-Mart de Mexico SA de CV Series V	556,900	1,245
Wal-Mart Stores, Inc.	123,508	6,193
Whole Foods Market, Inc. (a)	47,500	1,653
		13,946
Food Products - 1.6%
Bunge Ltd.	81,650	4,327
Kraft Foods, Inc. Class A	75,500	2,261
Mead Johnson Nutrition Co. Class A	68,900	3,596
Nestle SA	200,968	10,413
		20,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	111,545	$ 8,236
Procter & Gamble Co.	157,400	9,392
		17,628
Tobacco - 1.6%
Philip Morris International, Inc.	405,277	20,847
TOTAL CONSUMER STAPLES		105,371
ENERGY - 11.1%
Energy Equipment & Services - 4.2%
Cameron International Corp. (a)	299,572	11,018
Ensco International Ltd. ADR	45,900	1,888
Halliburton Co.	589,100	16,619
Nabors Industries Ltd. (a)	600	9
Oil States International, Inc. (a)	62,400	2,573
Schlumberger Ltd.	230,500	12,293
Weatherford International Ltd. (a)	620,400	9,250
		53,650
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	22,500	1,035
Apache Corp.	62,700	5,634
Cameco Corp.	72,200	1,762
Chesapeake Energy Corp.	3,575	74
Exxon Mobil Corp.	869,220	51,420
Falkland Oil & Gas Ltd. (a)	72,200	133
Occidental Petroleum Corp.	101,861	7,444
Peabody Energy Corp.	109,783	4,699
Petrohawk Energy Corp. (a)	233,500	3,531
Plains Exploration & Production Co. (a)	135,690	3,240
Range Resources Corp.	5,700	193
Southwestern Energy Co. (a)	170,150	5,567
Ultra Petroleum Corp. (a)	83,800	3,269
		88,001
TOTAL ENERGY		141,651
FINANCIALS - 17.3%
Capital Markets - 3.2%
Ameriprise Financial, Inc.	186,959	8,148
Charles Schwab Corp.	4,408	56
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	37,317	$ 5,110
Janus Capital Group, Inc.	239,904	2,178
Morgan Stanley	313,600	7,743
State Street Corp.	370,102	12,983
T. Rowe Price Group, Inc.	114,500	5,013
		41,231
Commercial Banks - 4.0%
FirstMerit Corp.	100,900	1,746
Huntington Bancshares, Inc.	203,100	1,074
PNC Financial Services Group, Inc.	232,300	11,838
Sterling Bancshares, Inc.	99,000	491
SunTrust Banks, Inc.	222,900	5,013
Synovus Financial Corp.	331,100	682
U.S. Bancorp, Delaware	460,811	9,585
Wells Fargo & Co.	856,702	20,175
		50,604
Consumer Finance - 1.3%
American Express Co.	265,200	10,574
Capital One Financial Corp.	143,300	5,425
Discover Financial Services	73,600	1,068
		17,067
Diversified Financial Services - 4.8%
Bank of America Corp.	594,836	7,406
Citigroup, Inc. (a)	6,086,100	22,640
JPMorgan Chase & Co.	856,728	31,151
NBH Holdings Corp. Class A (a)(e)	39,100	762
		61,959
Insurance - 2.7%
Berkshire Hathaway, Inc. Class B (a)	264,647	20,849
Hartford Financial Services Group, Inc.	1,300	26
Lincoln National Corp.	81,900	1,913
MetLife, Inc.	294,800	11,084
		33,872
Real Estate Investment Trusts - 1.0%
CBL & Associates Properties, Inc.	103,700	1,265
Public Storage	65,600	6,430
Simon Property Group, Inc.	27,145	2,455
SL Green Realty Corp.	37,500	2,261
		12,411
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	263,200	$ 4,322
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	65,500	415
TOTAL FINANCIALS		221,881
HEALTH CARE - 10.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	114,463	5,842
ARIAD Pharmaceuticals, Inc. (a)	179,400	628
ArQule, Inc. (a)	85,200	445
Biogen Idec, Inc. (a)	23,200	1,248
BioMarin Pharmaceutical, Inc. (a)	66,900	1,357
Cephalon, Inc. (a)	23,900	1,353
Genzyme Corp. (a)	26,200	1,837
Gilead Sciences, Inc. (a)	59,932	1,909
Incyte Corp. (a)	65,900	825
SIGA Technologies, Inc. (a)	62,300	467
Vertex Pharmaceuticals, Inc. (a)	106,500	3,551
		19,462
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	14,400	2,336
Covidien PLC	205,155	7,250
Hill-Rom Holdings, Inc.	42,600	1,367
St. Jude Medical, Inc. (a)	29,477	1,019
		11,972
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	78,700	1,055
CIGNA Corp.	58,800	1,895
Express Scripts, Inc. (a)	171,200	7,293
Henry Schein, Inc. (a)	156,674	8,272
McKesson Corp.	72,200	4,191
Medco Health Solutions, Inc. (a)	41,500	1,804
UnitedHealth Group, Inc.	150,700	4,780
		29,290
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	57,800	2,479
Life Technologies Corp. (a)	46,000	1,967
		4,446
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 5.1%
Abbott Laboratories	136,690	$ 6,744
Allergan, Inc.	46,500	2,856
Auxilium Pharmaceuticals, Inc. (a)	26,200	679
Bristol-Myers Squibb Co.	78,600	2,050
Johnson & Johnson	254,683	14,522
Merck & Co., Inc.	533,490	18,758
Perrigo Co.	30,100	1,715
Pfizer, Inc.	900,224	14,341
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,300	3,101
		64,766
TOTAL HEALTH CARE		129,936
INDUSTRIALS - 15.5%
Aerospace & Defense - 5.0%
AeroVironment, Inc. (a)	46,203	1,045
BE Aerospace, Inc. (a)	242,400	6,533
Goodrich Corp.	121,200	8,300
Honeywell International, Inc.	6,600	258
Lockheed Martin Corp.	553	38
Precision Castparts Corp.	77,200	8,737
The Boeing Co.	209,600	12,813
United Technologies Corp.	398,436	25,982
		63,706
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	94,800	6,161
United Parcel Service, Inc. Class B	186,954	11,928
		18,089
Airlines - 0.3%
Delta Air Lines, Inc. (a)	164,877	1,725
UAL Corp. (a)	71,900	1,524
		3,249
Building Products - 0.2%
Owens Corning (a)	72,100	1,961
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	120,900	3,932
Construction & Engineering - 0.7%
Fluor Corp.	124,600	5,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	62,300	$ 2,161
Orion Marine Group, Inc. (a)	78,600	882
		8,608
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	3,398	127
Industrial Conglomerates - 2.0%
3M Co.	191,121	15,013
General Electric Co.	519,383	7,521
Textron, Inc.	200,659	3,425
		25,959
Machinery - 2.6%
Cummins, Inc.	119,100	8,862
Danaher Corp.	218,800	7,949
Ingersoll-Rand Co. Ltd.	366,700	11,929
NN, Inc. (a)	36,100	267
PACCAR, Inc.	114,700	4,702
		33,709
Professional Services - 0.2%
Robert Half International, Inc.	144,300	3,114
Road & Rail - 2.8%
CSX Corp.	287,500	14,343
Landstar System, Inc.	168,955	6,079
Union Pacific Corp.	202,089	14,740
		35,162
TOTAL INDUSTRIALS		197,616
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	951,109	19,070
Juniper Networks, Inc. (a)	154,378	4,199
Motorola, Inc. (a)	478,100	3,600
QUALCOMM, Inc.	322,120	12,340
		39,209
Computers & Peripherals - 6.1%
Apple, Inc. (a)	210,800	51,302
EMC Corp. (a)	57,333	1,046
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	640,350	$ 24,641
Isilon Systems, Inc. (a)	31,800	634
		77,623
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	119,612	3,226
Corning, Inc.	239,300	3,752
		6,978
Internet Software & Services - 3.5%
eBay, Inc. (a)	565,250	13,136
Google, Inc. Class A (a)	58,318	26,244
Move, Inc. (a)	1,092,673	2,054
OpenTable, Inc. (a)	34,100	1,818
Rackspace Hosting, Inc. (a)	98,500	1,939
Tencent Holdings Ltd.	1,100	20
		45,211
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	83,800	4,827
Fiserv, Inc. (a)	36,000	1,801
International Business Machines Corp.	45,800	5,644
MasterCard, Inc. Class A	40,000	7,934
Visa, Inc. Class A	70,532	4,865
		25,071
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	8,900	220
Applied Materials, Inc.	10,172	106
ASML Holding NV	433,900	10,730
Avago Technologies Ltd.	65,500	1,320
Intersil Corp. Class A	131,000	1,309
Lam Research Corp. (a)	227,300	8,208
Marvell Technology Group Ltd. (a)	183,900	2,931
MEMC Electronic Materials, Inc. (a)	323,200	3,326
Micron Technology, Inc. (a)	299,100	1,934
NXP Semiconductors NV	158,700	1,758
Xilinx, Inc.	8,500	205
		32,047
Software - 2.9%
BMC Software, Inc. (a)	126,174	4,550
Citrix Systems, Inc. (a)	60,200	3,488
Informatica Corp. (a)	72,000	2,316
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Longtop Financial Technologies Ltd. ADR (a)	15,520	$ 506
Microsoft Corp.	675,160	15,853
Novell, Inc. (a)	236,600	1,330
Nuance Communications, Inc. (a)	98,700	1,449
Oracle Corp.	229,469	5,021
Red Hat, Inc. (a)	56,700	1,959
Salesforce.com, Inc. (a)	700	77
VMware, Inc. Class A (a)	8,500	668
		37,217
TOTAL INFORMATION TECHNOLOGY		263,356
MATERIALS - 3.8%
Chemicals - 2.5%
Albemarle Corp.	138,015	5,533
CF Industries Holdings, Inc.	42,600	3,941
Dow Chemical Co.	35,200	858
Ecolab, Inc.	107,054	5,074
FMC Corp.	103,872	6,469
Praxair, Inc.	69,696	5,996
The Mosaic Co.	69,100	4,053
		31,924
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	150,300	6,356
Barrick Gold Corp. (d)	136,100	6,376
Carpenter Technology Corp.	114,900	3,563
Freeport-McMoRan Copper & Gold, Inc.	500	36
		16,331
TOTAL MATERIALS		48,255
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	157,500	4,648
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	143,486	$ 6,724
Sprint Nextel Corp. (a)	1,012,000	4,129
		10,853
TOTAL TELECOMMUNICATION SERVICES		15,501
UTILITIES - 0.6%
Electric Utilities - 0.4%
FirstEnergy Corp.	127,800	4,669
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	88,500	2,828
TOTAL UTILITIES		7,497
TOTAL COMMON STOCKS (Cost $1,285,553)		1,262,457
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.24% (b)	26,494,542	26,495
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	7,032,275	7,032
TOTAL MONEY MARKET FUNDS (Cost $33,527)		33,527
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,319,080)		1,295,984
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(17,751)
NET ASSETS - 100%		$ 1,278,233
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	8
Total	$ 41
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,393	$ 131,393	$ -	$ -
Consumer Staples	105,371	105,371	-	-
Energy	141,651	141,651	-	-
Financials	221,881	221,119	-	762
Health Care	129,936	129,936	-	-
Industrials	197,616	197,616	-	-
Information Technology	263,356	263,356	-	-
Materials	48,255	48,255	-	-
Telecommunication Services	15,501	15,501	-	-
Utilities	7,497	7,497	-	-
Money Market Funds	33,527	33,527	-	-
Total Investments in Securities:	$ 1,295,984	$ 1,295,222	$ -	$ 762
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(59)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	821
Transfers out of Level 3	-
Ending Balance	$ 762
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (59)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,360,064,000. Net unrealized depreciation aggregated $64,080,000, of which $84,343,000 related to appreciated investment securities and $148,423,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Stock Selector
All Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

(formerly Fidelity Advisor Dynamic Capital Appreciation Fund)

August 31, 2010

1.805756.106

ARG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	563,534	$ 56,776,085
Fidelity Consumer Staples Central Fund (a)	632,417	73,916,948
Fidelity Energy Central Fund (a)	746,799	67,338,906
Fidelity Financials Central Fund (a)	2,281,720	116,116,732
Fidelity Health Care Central Fund (a)	698,593	70,571,832
Fidelity Industrials Central Fund (a)	554,518	61,163,347
Fidelity Information Technology Central Fund (a)	754,137	100,466,185
Fidelity Materials Central Fund (a)	177,406	22,942,142
Fidelity Telecom Services Central Fund (a)	191,728	20,367,221
Fidelity Utilities Central Fund (a)	257,483	24,288,403
TOTAL EQUITY CENTRAL FUNDS (Cost $665,731,482)		613,947,801
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $34,000)	$ 34,000	34,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $665,765,482)		613,981,801
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(714,521)
NET ASSETS - 100%		$ 613,267,280
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 8,548
Bank of America NA	3,005
Barclays Capital, Inc.	2,014
Credit Suisse Securities (USA) LLC	1,502
Deutsche Bank Securities, Inc.	751
HSBC Securities (USA), Inc.	2,254
J.P. Morgan Securities, Inc.	10,518
Mizuho Securities USA, Inc.	1,502
Societe Generale, New York Branch	3,756
Wells Fargo Securities LLC	150
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,687
Fidelity Consumer Discretionary Central Fund	327,064
Fidelity Consumer Staples Central Fund	996,952
Fidelity Energy Central Fund	512,087
Fidelity Financials Central Fund	719,382
Fidelity Health Care Central Fund	293,498
Fidelity Industrials Central Fund	438,470
Fidelity Information Technology Central Fund	258,367
Fidelity Materials Central Fund	601,835
Fidelity Securities Lending Cash Central Fund	19,132
Fidelity Telecom Services Central Fund	302,325
Fidelity Utilities Central Fund	312,278
Total	$ 4,811,077
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases*	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 63,726,526	$ 4,921,376	$ 56,776,085	10.6%
Fidelity Consumer Staples Central Fund	-	80,872,133	3,711,658	73,916,948	12.8%
Fidelity Energy Central Fund	-	82,567,691	3,051,900	67,338,906	12.1%
Fidelity Financials Central Fund	-	138,669,568	3,754,277	116,116,732	12.9%
Fidelity Health Care Central Fund	-	84,677,737	4,432,213	70,571,832	11.2%
Fidelity Industrials Central Fund	-	66,824,363	2,998,660	61,163,347	10.5%
Fidelity Information Technology Central Fund	-	110,378,905	9,130,156	100,466,185	10.7%
Fidelity Materials Central Fund	-	25,301,838	626,398	22,942,142	11.2%
Fidelity Telecom Services Central Fund	-	21,944,408	490,720	20,367,221	12.5%
Fidelity Utilities Central Fund	-	23,568,566	468,207	24,288,403	11.3%
Total	$ -	$ 698,531,735	$ 33,585,565	$ 613,947,801
* Includes the value of shares purchased through in-kind transactions.

Effective after the close of business on March 12, 2010, the Fund exchanged securities for shares of each of the 10 Fidelity Equity Sector Central Funds, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within a specific industry. In accordance with the Fund's investment objectives, it allocated its assets among the Fidelity Equity Sector Central Funds.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $666,515,821. Net unrealized depreciation aggregated $52,534,020, of which $1,318,842 related to appreciated investment securities and $53,852,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805747.106

ASCF-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Diversified Consumer Services - 0.6%
Best Bridal, Inc.	1,835	$ 5,078
Meiko Network Japan Co. Ltd. (e)	2,530,000	18,669
		23,747
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)(e)	2,545,930	27,369
Brinker International, Inc.	679,200	10,697
CEC Entertainment, Inc. (a)	508,657	15,957
Cracker Barrel Old Country Store, Inc.	517,500	23,086
Einstein Noah Restaurant Group, Inc. (a)(e)	1,354,629	13,302
Toridoll Corp. (d)	7,026	11,950
		102,361
Household Durables - 1.2%
Tupperware Brands Corp.	1,266,243	49,814
Internet & Catalog Retail - 0.1%
Toupargel-Agrigel	136,301	2,583
Leisure Equipment & Products - 0.7%
RC2 Corp. (a)(e)	1,440,662	26,523
Specialty Retail - 1.2%
Charming Shoppes, Inc. (a)(e)	7,015,679	23,643
Gulliver International Co. Ltd. (d)	131,660	5,124
Jumbo SA (a)	2,750,307	17,569
		46,336
Textiles, Apparel & Luxury Goods - 0.2%
Movado Group, Inc. (a)	540,000	5,476
Sanei-International Co. Ltd.	228,800	2,573
		8,049
TOTAL CONSUMER DISCRETIONARY		259,413
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	1,059,200	44,444
Ingles Markets, Inc. Class A	225,000	3,326
PriceSmart, Inc.	1,239,938	32,003
The Pantry, Inc. (a)	499,588	9,402
		89,175
Food Products - 1.0%
TreeHouse Foods, Inc. (a)	994,084	41,254
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.0%
Spectrum Brands Holdings, Inc. (a)	1,581,300	$ 40,339
Personal Products - 1.9%
Herbalife Ltd.	1,329,900	73,916
TOTAL CONSUMER STAPLES		244,684
ENERGY - 6.7%
Energy Equipment & Services - 4.1%
Natural Gas Services Group, Inc. (a)(e)	979,161	13,904
Superior Energy Services, Inc. (a)	1,810,200	38,919
TETRA Technologies, Inc. (a)(e)	7,505,996	62,975
Unit Corp. (a)	930,200	31,692
Vantage Drilling Co. (a)	10,459,608	14,120
		161,610
Oil, Gas & Consumable Fuels - 2.6%
Atlas Pipeline Holdings LP (a)(e)	2,543,727	19,739
Atlas Pipeline Partners, LP (a)	2,396,000	40,828
Buckeye GP Holdings LP	502,560	20,851
Petroleum Development Corp. (a)	864,343	23,251
		104,669
TOTAL ENERGY		266,279
FINANCIALS - 2.7%
Capital Markets - 1.0%
AllianceBernstein Holding LP	1,685,500	39,862
Insurance - 1.6%
Delphi Financial Group, Inc. Class A	866,883	19,331
First Mercury Financial Corp. (e)	1,135,749	10,347
Mercer Insurance Group, Inc. (e)	656,100	11,377
National Financial Partners Corp. (a)	1,994,522	21,222
		62,277
Real Estate Management & Development - 0.1%
Relo Holdings Corp.	212,100	3,299
TOTAL FINANCIALS		105,438
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 3.1%
COLTENE Holding AG (e)	421,900	22,441
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	1,581,400	$ 63,794
Cutera, Inc. (a)(e)	1,284,550	9,043
Cynosure, Inc. Class A (a)(e)	733,468	6,851
Guerbet	125,000	12,674
Palomar Medical Technologies, Inc. (a)	869,880	7,690
		122,493
Health Care Providers & Services - 7.9%
Addus HomeCare Corp.	397,034	2,076
AmSurg Corp. (a)(e)	2,305,267	38,429
Centene Corp. (a)	467,781	9,459
HealthSouth Corp. (a)	3,956,521	64,333
Healthways, Inc. (a)(e)	3,325,705	41,571
Molina Healthcare, Inc. (a)(e)	1,616,851	41,003
United Drug PLC (Ireland) (e)	12,649,710	36,427
Universal Health Services, Inc. Class B	2,543,400	79,863
		313,161
Health Care Technology - 0.0%
Transcend Services, Inc. (a)	126,046	1,792
Life Sciences Tools & Services - 0.7%
eResearchTechnology, Inc. (a)(e)	3,600,000	26,658
Pharmaceuticals - 0.4%
Vetoquinol SA	426,006	14,632
TOTAL HEALTH CARE		478,736
INDUSTRIALS - 21.2%
Aerospace & Defense - 6.9%
Alliant Techsystems, Inc. (a)(e)	1,871,996	123,369
Esterline Technologies Corp. (a)	1,332,581	61,299
Moog, Inc. Class A (a)	1,260,648	39,332
QinetiQ Group PLC	16,377,205	27,106
Teledyne Technologies, Inc. (a)	560,196	20,268
		271,374
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)(e)	783,796	9,609
UTI Worldwide, Inc.	2,543,750	35,638
		45,247
Commercial Services & Supplies - 6.1%
ABM Industries, Inc.	1,141,679	22,388
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Babcock International Group PLC	12,002,948	$ 93,069
Prosegur Compania de Seguridad SA (Reg.)	1,353,825	68,979
Spice PLC (d)(e)	28,301,570	24,528
The Geo Group, Inc. (a)	1,500,000	33,150
		242,114
Construction & Engineering - 0.4%
Daimei Telecom Engineering Corp. (e)	2,072,700	13,963
Industrial Conglomerates - 1.4%
DCC PLC (Ireland)	2,216,198	55,504
Machinery - 0.5%
John Bean Technologies Corp.	1,306,600	19,429
Professional Services - 4.7%
Benefit One, Inc. (e)	12,837	9,457
CBIZ, Inc. (a)(e)	5,313,124	31,507
en-japan, Inc. (a)	7,320	10,446
FTI Consulting, Inc. (a)	2,229,800	73,093
Towers Watson & Co.	1,057,973	47,503
VSE Corp. (e)	513,186	14,410
		186,416
Trading Companies & Distributors - 0.0%
MonotaRO Co. Ltd. (d)	30,000	266
TOTAL INDUSTRIALS		834,313
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 3.0%
Emulex Corp. (a)	2,266,400	21,621
Mitsui Knowledge Industry Co. Ltd.	19,962	3,383
Opnext, Inc. (a)	3,982,175	5,495
ViaSat, Inc. (a)(e)	2,536,804	88,661
		119,160
Computers & Peripherals - 0.1%
Rimage Corp. (a)	291,757	4,464
Electronic Equipment & Components - 4.7%
Benchmark Electronics, Inc. (a)	2,897,600	40,653
Diploma PLC (e)	7,495,967	29,780
Electro Scientific Industries, Inc. (a)(e)	1,753,990	19,031
Insight Enterprises, Inc. (a)(e)	3,420,690	44,948
PC Connection, Inc. (a)	1,079,276	7,026
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Vishay Intertechnology, Inc. (a)	3,134,900	$ 24,107
Vishay Precision Group, Inc. (a)(e)	1,230,606	17,831
		183,376
Internet Software & Services - 0.7%
Macromill, Inc.	4,399	6,785
Perficient, Inc. (a)(e)	2,123,752	18,434
		25,219
IT Services - 16.7%
Acxiom Corp. (a)(e)	5,485,710	67,995
Broadridge Financial Solutions, Inc.	2,249,226	48,021
CACI International, Inc. Class A (a)	1,244,200	50,776
CGI Group, Inc. Class A (sub. vtg.) (a)	5,210,545	72,031
Convergys Corp. (a)	4,453,800	45,117
DST Systems, Inc.	759,620	30,947
Euronet Worldwide, Inc. (a)	1,837,477	25,872
Fidelity National Information Services, Inc.	2,622,362	67,762
Global Cash Access Holdings, Inc. (a)	2,970,600	10,754
Groupe Steria SCA	1,054,374	25,979
Heartland Payment Systems, Inc.	1,224,299	17,324
Integral Systems, Inc. (a)(e)	1,412,288	9,547
MindTree Consulting Ltd.	834,563	8,897
Patni Computer Systems Ltd. sponsored ADR	1,166,133	22,273
Sopra Group SA	188,480	12,365
Syntel, Inc.	1,987,197	76,497
Telvent GIT SA (a)(d)	87,512	1,659
TNS, Inc. (a)(e)	2,300,300	34,551
WNS Holdings Ltd. sponsored ADR (a)(d)	3,441,306	31,247
		659,614
Semiconductors & Semiconductor Equipment - 5.2%
Axell Corp. (d)	253,500	7,528
centrotherm photovoltaics AG (a)(d)	630,321	26,759
DSP Group, Inc. (a)(e)	1,796,093	12,088
GT Solar International, Inc. (a)(d)(e)	10,849,500	83,867
Manz Automation AG (a)(d)	149,241	9,441
Microtune, Inc. (a)(e)	5,208,000	11,874
Omnivision Technologies, Inc. (a)	341,782	7,007
Roth & Rau AG (a)(d)	557,700	14,038
Rudolph Technologies, Inc. (a)	1,410,000	11,146
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Shinkawa Ltd.	223,700	$ 2,449
Silicon Image, Inc. (a)(e)	4,923,495	17,823
		204,020
Software - 5.8%
Deltek, Inc. (a)	2,013,575	14,397
ebix.com, Inc. (a)(d)(e)	1,992,318	37,137
EPIQ Systems, Inc. (e)	3,242,369	40,367
Infotech Enterprises Ltd.	727,323	2,428
JDA Software Group, Inc. (a)	1,469,997	33,766
NIIT Technologies Ltd. (e)	3,545,963	13,653
Progress Software Corp. (a)	1,581,200	42,234
S1 Corp. (a)(e)	3,057,080	14,888
Simplex Technology, Inc. (d)	5,915	3,865
SWORD Group (e)	636,565	20,856
Zensar Technologies Ltd.	1,719,840	6,159
		229,750
TOTAL INFORMATION TECHNOLOGY		1,425,603
MATERIALS - 1.3%
Chemicals - 0.1%
Fujikura Kasei Co., Ltd.	381,900	2,100
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(e)	1,257,905	17,535
Reliance Steel & Aluminum Co.	819,800	30,538
		48,073
TOTAL MATERIALS		50,173
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.9%
AboveNet, Inc. (a)	400,000	20,648
Premiere Global Services, Inc. (a)(e)	3,412,348	16,925
		37,573
Wireless Telecommunication Services - 1.0%
Syniverse Holdings, Inc. (a)	1,931,073	39,722
TOTAL TELECOMMUNICATION SERVICES		77,295
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.6%
Gas Utilities - 0.6%
UGI Corp.	858,800	$ 23,703
TOTAL COMMON STOCKS (Cost $3,678,066)		3,765,637
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.24% (b)	182,439,199	182,439
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	64,872,044	64,872
TOTAL MONEY MARKET FUNDS (Cost $247,311)		247,311
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,925,377)		4,012,948
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(72,230)
NET ASSETS - 100%		$ 3,940,718
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	1,118
Total	$ 1,402
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 16,479	$ -	$ -	$ -	$ 17,535
Acxiom Corp.	61,588	1,750	-	-	67,995
AFC Enterprises, Inc.	19,800	147	-	-	27,369
Alliant Techsystems, Inc.	144,241	15,510	-	-	123,369
AmSurg Corp.	47,742	-	-	-	38,429
Atlas Pipeline Holdings LP	-	15,819	-	-	19,739
Benefit One, Inc.	6,615	2,685	-	323	9,457
CBIZ, Inc.	17,978	18,925	-	-	31,507
Charming Shoppes, Inc.	17,278	20,159	-	-	23,643
COLTENE Holding AG	21,985	-	-	1,027	22,441
Cutera, Inc.	11,587	-	-	-	9,043
Cynosure, Inc. Class A	4,301	3,003	-	-	6,851
Daimei Telecom Engineering Corp.	11,667	4,118	-	208	13,963
Diploma PLC	21,178	-	-	301	29,780
DSP Group, Inc.	7,227	4,305	-	-	12,088
Dynamex, Inc.	13,111	409	-	-	9,609
ebix.com, Inc.	34,474	-	-	-	37,137
Einstein Noah Restaurant Group, Inc.	-	16,889	-	-	13,302
Electro Scientific Industries, Inc.	17,066	-	-	-	19,031
EPIQ Systems, Inc.	41,989	-	-	113	40,367
eResearchTechnology, Inc.	21,240	-	-	-	26,658
First Mercury Financial Corp.	14,719	-	-	2,357	10,347
GT Solar International, Inc.	-	62,191	-	-	83,867
Guerbet	24,094	-	5,464	295	-
Healthways, Inc.	57,102	-	-	-	41,571
Insight Enterprises, Inc.	9,954	30,424	-	-	44,948
Integral Systems, Inc.	9,759	2,663	-	-	9,547
Meiko Network Japan Co. Ltd.	12,072	4,786	-	486	18,669
Mercer Insurance Group, Inc.	11,272	-	-	164	11,377
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Microtune, Inc.	$ 9,062	$ -	$ -	$ -	$ 11,874
Molina Healthcare, Inc.	-	44,377	-	-	41,003
Natural Gas Services Group, Inc.	21,157	-	4,610	-	13,904
NIIT Technologies Ltd.	-	14,490	-	384	13,653
Opnext, Inc.	12,228	-	4,941	-	-
Perficient, Inc.	10,744	7,399	-	-	18,434
Petroleum Development Corp.	26,688	-	13,994	-	-
Premiere Global Services, Inc.	18,309	7,962	-	-	16,925
RC2 Corp.	-	25,803	-	-	26,523
S1 Corp.	-	18,300	-	-	14,888
Silicon Image, Inc.	14,722	-	4,439	-	17,823
Spice PLC	33,404	-	-	716	24,528
SWORD Group	9,811	12,995	-	464	20,856
TETRA Technologies, Inc.	77,762	-	-	-	62,975
TNS, Inc.	-	39,903	-	-	34,551
United Drug PLC (Ireland)	55,679	1,466	15,803	361	36,427
ViaSat, Inc.	77,753	-	-	-	88,661
Vishay Precision Group, Inc.	-	11,877	-	-	17,831
VSE Corp.	12,382	10,678	-	71	14,410
Total	$ 1,056,219	$ 399,033	$ 49,251	$ 7,270	$ 1,294,905
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $3,926,496,000. Net unrealized appreciation aggregated $86,452,000, of which $555,542,000 related to appreciated investment securities and $469,090,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805773.106

ATQG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	2,400	$ 83,424
Automobiles - 0.4%
Ford Motor Co. (a)	6,600	74,514
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	2,300	168,038
Household Durables - 1.8%
iRobot Corp. (a)	2,200	36,454
La-Z-Boy, Inc. (a)	7,000	46,900
Tempur-Pedic International, Inc. (a)	8,300	222,440
		305,794
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,600	324,558
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	4,400	177,584
Media - 2.1%
DIRECTV (a)	4,800	182,016
The Walt Disney Co.	2,400	78,216
Virgin Media, Inc.	4,200	87,402
		347,634
Specialty Retail - 3.5%
Best Buy Co., Inc.	3,400	106,726
Sally Beauty Holdings, Inc. (a)(d)	22,100	190,723
TJX Companies, Inc.	4,600	182,574
Urban Outfitters, Inc. (a)	3,100	93,992
		574,015
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	900	39,123
Phillips-Van Heusen Corp.	1,700	77,656
Polo Ralph Lauren Corp. Class A	1,300	98,462
		215,241
TOTAL CONSUMER DISCRETIONARY		2,270,802
CONSUMER STAPLES - 8.8%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	1,558	81,051
Dr Pepper Snapple Group, Inc.	2,700	99,414
The Coca-Cola Co.	4,600	257,232
		437,697
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Kroger Co.	4,000	$ 78,920
Wal-Mart Stores, Inc.	2,100	105,294
Walgreen Co.	1,600	43,008
		227,222
Food Products - 1.5%
Danone	844	45,362
Mead Johnson Nutrition Co. Class A	900	46,971
Nestle SA sponsored ADR	1,650	85,058
The J.M. Smucker Co.	800	46,784
Tingyi (Cayman Islands) Holding Corp.	12,000	30,328
		254,503
Household Products - 0.6%
Procter & Gamble Co.	1,700	101,439
Personal Products - 2.7%
BaWang International (Group) Holding Ltd.	32,000	14,645
Estee Lauder Companies, Inc. Class A	1,100	61,677
Hengan International Group Co. Ltd.	3,000	26,591
Herbalife Ltd.	4,400	244,552
Schiff Nutrition International, Inc.	10,700	92,127
		439,592
TOTAL CONSUMER STAPLES		1,460,453
ENERGY - 10.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,300	48,854
Complete Production Services, Inc. (a)	1,000	17,640
Halliburton Co.	3,900	110,019
Newpark Resources, Inc. (a)	3,600	31,428
Schlumberger Ltd.	3,120	166,390
Weatherford International Ltd. (a)	2,600	38,766
		413,097
Oil, Gas & Consumable Fuels - 8.3%
Arch Coal, Inc.	1,100	24,761
Atlas Pipeline Partners, LP (a)	2,200	37,488
Chesapeake Energy Corp.	1,500	31,020
Chevron Corp.	1,400	103,824
Exxon Mobil Corp.	18,440	1,090,909
Massey Energy Co.	1,100	31,625
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	900	$ 29,448
Whiting Petroleum Corp. (a)	300	25,452
		1,374,527
TOTAL ENERGY		1,787,624
FINANCIALS - 5.2%
Capital Markets - 1.0%
Bank of New York Mellon Corp.	2,000	48,540
Goldman Sachs Group, Inc.	300	41,082
Morgan Stanley	3,170	78,267
		167,889
Commercial Banks - 1.1%
PNC Financial Services Group, Inc.	900	45,864
Regions Financial Corp.	11,300	72,659
Wells Fargo & Co.	2,500	58,875
		177,398
Consumer Finance - 1.0%
American Express Co.	3,400	135,558
SLM Corp. (a)	2,700	29,835
		165,393
Diversified Financial Services - 1.4%
Citigroup, Inc. (a)	33,900	126,108
JPMorgan Chase & Co.	2,800	101,808
		227,916
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	2,900	47,618
Henderson Land Development Co. Ltd.	2,000	12,238
Jones Lang LaSalle, Inc.	700	52,857
		112,713
TOTAL FINANCIALS		851,309
HEALTH CARE - 9.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	1,232	69,571
Amgen, Inc. (a)	600	30,624
Amicus Therapeutics, Inc. (a)	6,900	22,632
Amylin Pharmaceuticals, Inc. (a)	200	4,108
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	10,700	$ 37,450
Biogen Idec, Inc. (a)	800	43,040
BioMarin Pharmaceutical, Inc. (a)	2,700	54,783
Dendreon Corp. (a)	650	23,296
Genzyme Corp. (a)	500	35,055
Gilead Sciences, Inc. (a)	5,400	172,044
Nanosphere, Inc. (a)	2,100	6,111
SIGA Technologies, Inc. (a)	2,200	16,489
Theravance, Inc. (a)	400	4,836
United Therapeutics Corp. (a)	1,000	46,220
		566,259
Health Care Equipment & Supplies - 1.7%
Alere, Inc. (a)	3,075	86,008
Edwards Lifesciences Corp. (a)	1,100	63,327
Hologic, Inc. (a)	4,900	69,531
Mako Surgical Corp. (a)	1,100	11,484
NuVasive, Inc. (a)	500	14,675
Orthovita, Inc. (a)	5,100	8,364
RTI Biologics, Inc. (a)	8,400	17,808
		271,197
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	2,100	89,460
Medco Health Solutions, Inc. (a)	1,400	60,872
Team Health Holdings, Inc.	1,400	17,654
		167,986
Health Care Technology - 1.5%
Cerner Corp. (a)	3,450	251,333
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	1,100	47,047
Pharmaceuticals - 1.5%
Allergan, Inc.	1,600	98,272
Ardea Biosciences, Inc. (a)	300	6,042
Cadence Pharmaceuticals, Inc. (a)	5,400	42,660
MAP Pharmaceuticals, Inc. (a)	100	1,082
Teva Pharmaceutical Industries Ltd. sponsored ADR	800	40,464
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	700	$ 40,383
ViroPharma, Inc. (a)	2,000	25,080
		253,983
TOTAL HEALTH CARE		1,557,805
INDUSTRIALS - 12.5%
Aerospace & Defense - 5.0%
Alliant Techsystems, Inc. (a)	1,300	85,670
DigitalGlobe, Inc. (a)	4,500	138,015
Precision Castparts Corp.	1,700	192,406
Raytheon Co.	2,200	96,624
United Technologies Corp.	4,900	319,529
		832,244
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	2,000	129,980
Airlines - 0.8%
AMR Corp. (a)	7,300	44,603
Delta Air Lines, Inc. (a)	4,500	47,070
Southwest Airlines Co.	3,900	43,095
		134,768
Building Products - 0.1%
Masco Corp.	2,400	25,176
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	1,400	91,700
Construction & Engineering - 1.3%
Fluor Corp.	2,000	89,320
Foster Wheeler Ag (a)	1,200	25,596
Jacobs Engineering Group, Inc. (a)	1,500	52,020
KBR, Inc.	2,000	46,400
		213,336
Electrical Equipment - 0.5%
American Superconductor Corp. (a)	3,000	80,670
Industrial Conglomerates - 0.4%
Textron, Inc.	4,400	75,108
Machinery - 1.9%
Cummins, Inc.	900	66,969
Duoyuan Global Water, Inc. ADR (a)(d)	2,300	48,898
Ingersoll-Rand Co. Ltd.	3,100	100,843
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,400	$ 57,386
Weg SA	4,100	40,036
		314,132
Road & Rail - 0.6%
Union Pacific Corp.	1,400	102,116
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	2,400	77,472
TOTAL INDUSTRIALS		2,076,702
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	15,700	314,785
Juniper Networks, Inc. (a)	7,100	193,120
Motorola, Inc. (a)	11,500	86,595
QUALCOMM, Inc.	7,600	291,156
		885,656
Computers & Peripherals - 6.8%
Apple, Inc. (a)	3,560	866,397
Hewlett-Packard Co.	6,800	261,664
		1,128,061
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	2,100	56,637
Ingram Micro, Inc. Class A (a)	9,800	147,588
Vishay Intertechnology, Inc. (a)	4,900	37,681
		241,906
Internet Software & Services - 5.1%
Baidu.com, Inc. sponsored ADR (a)	1,300	101,959
eBay, Inc. (a)	12,600	292,824
Google, Inc. Class A (a)	806	362,716
NetEase.com, Inc. sponsored ADR (a)	1,400	55,622
Rackspace Hosting, Inc. (a)	1,700	33,473
		846,594
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A (a)	3,400	195,857
International Business Machines Corp.	3,000	369,690
MasterCard, Inc. Class A	300	59,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	1,500	$ 49,110
Visa, Inc. Class A	1,500	103,470
		777,635
Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	7,000	124,040
Marvell Technology Group Ltd. (a)	7,500	119,550
NVIDIA Corp. (a)	5,000	46,650
Power Integrations, Inc.	1,300	35,607
Skyworks Solutions, Inc. (a)	6,100	108,946
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,123	38,797
Teradyne, Inc. (a)	4,400	39,512
		513,102
Software - 5.9%
Autonomy Corp. PLC (a)	1,800	43,072
BMC Software, Inc. (a)	1,900	68,514
Check Point Software Technologies Ltd. (a)	1,400	48,846
Citrix Systems, Inc. (a)	1,100	63,734
Informatica Corp. (a)	2,900	93,264
Intuit, Inc. (a)	600	25,680
MICROS Systems, Inc. (a)	2,400	91,440
Microsoft Corp.	3,800	89,224
Nuance Communications, Inc. (a)	3,600	52,848
Radiant Systems, Inc. (a)	5,000	89,550
Red Hat, Inc. (a)	2,400	82,920
Salesforce.com, Inc. (a)	525	57,687
Solera Holdings, Inc.	1,400	55,552
Symantec Corp. (a)	3,600	49,068
VMware, Inc. Class A (a)	800	62,856
		974,255
TOTAL INFORMATION TECHNOLOGY		5,367,209
MATERIALS - 5.2%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	900	66,627
Cabot Corp.	1,700	48,331
CF Industries Holdings, Inc.	1,200	111,000
Dow Chemical Co.	1,600	38,992
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,800	$ 94,770
The Mosaic Co.	1,300	76,258
		435,978
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	1,500	37,590
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR	2,000	84,580
Freeport-McMoRan Copper & Gold, Inc.	700	50,386
Newmont Mining Corp.	3,100	190,092
		325,058
Paper & Forest Products - 0.4%
International Paper Co.	2,700	55,242
TOTAL MATERIALS		853,868
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	3,700	173,382
Sprint Nextel Corp. (a)	37,600	153,408
		326,790
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	22,528
TOTAL COMMON STOCKS (Cost $16,851,991)		16,575,090
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $239,850)	239,850	239,850
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $17,091,841)		16,814,940
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(252,138)
NET ASSETS - 100%		$ 16,562,802
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369
Fidelity Securities Lending Cash Central Fund	1,151
Total	$ 1,520
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $17,191,060. Net unrealized depreciation aggregated $376,120, of which $1,148,249 related to appreciated investment securities and $1,524,369 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805739.106

EPG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.2%
Gentex Corp.	345,300	$ 6,067
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	73,876	3,901
Harley-Davidson, Inc. (d)	780,200	18,974
		22,875
Diversified Consumer Services - 1.1%
Navitas Ltd.	2,091,637	8,265
Strayer Education, Inc. (d)	114,995	16,649
Universal Technical Institute, Inc.	337,383	5,213
		30,127
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	12,600	1,900
Denny's Corp. (a)	902,180	2,152
Home Inns & Hotels Management, Inc. sponsored ADR (a)	104,337	4,378
Marriott International, Inc. Class A	181,249	5,802
McDonald's Corp.	470,500	34,375
Starbucks Corp.	1,085,701	24,960
Starwood Hotels & Resorts Worldwide, Inc.	231,155	10,802
The Cheesecake Factory, Inc. (a)	463,277	10,373
		94,742
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	225,989	10,014
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	430,204	53,702
Media - 1.7%
DIRECTV (a)	334,200	12,673
Discovery Communications, Inc. Class C (a)	365,509	12,354
Interpublic Group of Companies, Inc. (a)	1,305,049	11,132
McGraw-Hill Companies, Inc.	334,070	9,237
		45,396
Multiline Retail - 1.3%
Dollarama, Inc.	602,645	14,300
Dollarama, Inc. (e)	108,600	2,577
Target Corp.	360,026	18,419
		35,296
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	73,300	2,637
Lowe's Companies, Inc.	1,018,654	20,679
Ross Stores, Inc.	250,658	12,440
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	389,941	$ 15,477
Urban Outfitters, Inc. (a)	467,000	14,159
Vitamin Shoppe, Inc.	663,712	16,201
		81,593
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	421,800	15,117
lululemon athletica, Inc. (a)(d)	586,089	19,353
LVMH Moet Hennessy - Louis Vuitton	24,223	2,817
Polo Ralph Lauren Corp. Class A	208,732	15,809
		53,096
TOTAL CONSUMER DISCRETIONARY		432,908
CONSUMER STAPLES - 5.7%
Beverages - 0.8%
The Coca-Cola Co.	367,559	20,554
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	61,100	3,455
Walgreen Co.	485,369	13,047
Whole Foods Market, Inc. (a)	618,549	21,519
		38,021
Food Products - 0.9%
Diamond Foods, Inc. (d)	363,372	15,345
Mead Johnson Nutrition Co. Class A	186,600	9,739
		25,084
Household Products - 1.7%
Colgate-Palmolive Co.	352,710	26,044
Procter & Gamble Co.	300,641	17,939
		43,983
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	125,271	7,024
Herbalife Ltd.	316,801	17,608
		24,632
TOTAL CONSUMER STAPLES		152,274
ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Halliburton Co.	325,600	9,185
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	54,400	$ 2,721
Schlumberger Ltd.	444,266	23,693
		35,599
Oil, Gas & Consumable Fuels - 2.2%
Concho Resources, Inc. (a)	116,287	6,793
Denbury Resources, Inc. (a)	1,015,223	14,964
Exxon Mobil Corp.	234,100	13,849
Southwestern Energy Co. (a)	339,605	11,112
Whiting Petroleum Corp. (a)	130,100	11,038
		57,756
TOTAL ENERGY		93,355
FINANCIALS - 6.1%
Capital Markets - 0.8%
BlackRock, Inc. Class A	60,300	8,560
Charles Schwab Corp.	708,401	9,039
Goldman Sachs Group, Inc.	21,000	2,876
JMP Group, Inc.	114,000	653
		21,128
Commercial Banks - 2.2%
M&T Bank Corp. (d)	73,645	6,307
PNC Financial Services Group, Inc.	335,781	17,111
Wells Fargo & Co.	1,520,517	35,808
		59,226
Consumer Finance - 1.3%
American Express Co.	859,500	34,268
Diversified Financial Services - 1.0%
CME Group, Inc.	18,605	4,616
JPMorgan Chase & Co.	619,602	22,529
		27,145
Insurance - 0.5%
AFLAC, Inc.	265,800	12,559
Real Estate Investment Trusts - 0.1%
Dynex Capital, Inc.	82,200	826
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	361,800	5,941
TOTAL FINANCIALS		161,093
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	158,468	$ 8,949
Clinical Data, Inc. (a)	598,362	8,946
Human Genome Sciences, Inc. (a)	337,984	9,832
Incyte Corp. (a)	624,363	7,817
United Therapeutics Corp. (a)	687,338	31,769
		67,313
Health Care Equipment & Supplies - 1.7%
AGA Medical Holdings, Inc. (d)	665,932	9,090
C. R. Bard, Inc.	31,400	2,412
DENTSPLY International, Inc.	51,754	1,440
Edwards Lifesciences Corp. (a)	223,760	12,882
NuVasive, Inc. (a)(d)	444,330	13,041
Sonova Holding AG Class B	43,348	5,547
		44,412
Health Care Providers & Services - 3.3%
Emergency Medical Services Corp. Class A (a)	177,400	8,524
Express Scripts, Inc. (a)	842,234	35,879
Henry Schein, Inc. (a)	82,988	4,382
Medco Health Solutions, Inc. (a)	566,334	24,624
VCA Antech, Inc. (a)	754,428	14,915
		88,324
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	596,075	25,566
Life Technologies Corp. (a)	400,212	17,117
QIAGEN NV (a)(d)	368,300	6,563
		49,246
Pharmaceuticals - 4.1%
Allergan, Inc.	103,600	6,363
Biovail Corp. (d)	913,700	20,900
Novo Nordisk AS Series B	432,999	37,001
Perrigo Co.	289,600	16,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	338,375	17,115
Valeant Pharmaceuticals International (a)	184,207	10,627
		108,510
TOTAL HEALTH CARE		357,805
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.9%
Aerospace & Defense - 5.8%
Esterline Technologies Corp. (a)	263,312	$ 12,112
Goodrich Corp.	332,600	22,776
Honeywell International, Inc.	628,354	24,562
Precision Castparts Corp.	181,900	20,587
TransDigm Group, Inc.	107,294	6,211
United Technologies Corp.	1,059,900	69,116
		155,364
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	274,800	17,859
Airlines - 0.4%
Southwest Airlines Co.	971,002	10,730
Building Products - 0.3%
Lennox International, Inc.	175,900	7,456
Commercial Services & Supplies - 0.9%
Higher One Holdings, Inc. (a)	411,400	4,768
Republic Services, Inc.	513,800	15,121
Waste Connections, Inc. (a)	124,000	4,681
		24,570
Construction & Engineering - 0.1%
Fluor Corp.	63,400	2,831
Electrical Equipment - 0.9%
Acuity Brands, Inc.	180,934	7,009
AMETEK, Inc.	345,500	14,853
Crompton Greaves Ltd.	483,642	3,047
		24,909
Industrial Conglomerates - 1.0%
3M Co.	331,604	26,047
Machinery - 2.5%
Cummins, Inc.	292,766	21,785
Danaher Corp.	409,632	14,882
Gardner Denver, Inc.	125,066	5,971
Ingersoll-Rand Co. Ltd.	184,830	6,013
PACCAR, Inc.	212,900	8,727
WABCO Holdings, Inc. (a)	75,800	2,673
Weg SA	758,700	7,409
		67,460
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	85,064	2,356
CoStar Group, Inc. (a)	37,735	1,557
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	53,800	$ 1,585
IHS, Inc. Class A (a)	50,900	3,145
Robert Half International, Inc.	546,200	11,787
		20,430
Road & Rail - 0.5%
Union Pacific Corp.	170,100	12,407
TOTAL INDUSTRIALS		370,063
INFORMATION TECHNOLOGY - 37.1%
Communications Equipment - 13.0%
Cisco Systems, Inc. (a)	6,226,815	124,848
DG FastChannel, Inc. (a)	164,477	2,605
Juniper Networks, Inc. (a)	2,924,693	79,552
Polycom, Inc. (a)	446,094	12,705
QUALCOMM, Inc.	2,573,118	98,576
Riverbed Technology, Inc. (a)	671,387	25,754
		344,040
Computers & Peripherals - 7.2%
Apple, Inc. (a)	621,579	151,276
EMC Corp. (a)	513,275	9,362
NetApp, Inc. (a)	762,544	30,837
		191,475
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc. (a)	1,425,677	38,451
Corning, Inc.	650,852	10,205
IPG Photonics Corp. (a)	234,952	5,089
Keyence Corp.	13,300	2,756
		56,501
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	342,875	26,892
eBay, Inc. (a)	810,649	18,839
Google, Inc. Class A (a)	137,064	61,682
KIT Digital, Inc. (a)(d)	313,464	2,693
The Knot, Inc. (a)	316,945	2,238
VeriSign, Inc. (a)	775,714	22,597
WebMD Health Corp. (a)	556,033	28,324
		163,265
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.8%
Accenture PLC Class A	162,850	$ 5,960
Cognizant Technology Solutions Corp. Class A (a)	492,800	28,388
Fidelity National Information Services, Inc.	101,500	2,623
MasterCard, Inc. Class A	58,048	11,514
RightNow Technologies, Inc. (a)	181,409	3,033
Visa, Inc. Class A	334,963	23,106
		74,624
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC	676,500	3,776
ARM Holdings PLC sponsored ADR (d)	1,278,565	21,326
Avago Technologies Ltd.	446,189	8,991
Monolithic Power Systems, Inc. (a)	807,489	13,251
		47,344
Software - 4.1%
Advent Software, Inc. (a)(d)	8,403	417
Citrix Systems, Inc. (a)	529,549	30,682
Concur Technologies, Inc. (a)	65,490	3,063
Fortinet, Inc. (d)	320,765	6,540
Informatica Corp. (a)	132,500	4,261
Kingdee International Software Group Co. Ltd.	7,152,000	2,712
Oracle Corp.	607,441	13,291
Red Hat, Inc. (a)	176,200	6,088
Salesforce.com, Inc. (a)	121,392	13,339
Solera Holdings, Inc.	42,813	1,699
VanceInfo Technologies, Inc. ADR (a)	251,224	7,323
VMware, Inc. Class A (a)	239,785	18,840
		108,255
TOTAL INFORMATION TECHNOLOGY		985,504
MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	388,700	28,775
Ecolab, Inc.	127,500	6,044
Sherwin-Williams Co.	119,273	8,394
		43,213
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Consolidated Thompson Iron Mines Ltd. (a)	2,424,400	$ 19,100
Newmont Mining Corp.	143,300	8,787
		27,887
TOTAL MATERIALS		71,100
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Syniverse Holdings, Inc. (a)	447,855	9,212
Vivo Participacoes SA sponsored ADR	813,000	19,512
		28,724
TOTAL COMMON STOCKS (Cost $2,628,312)		2,652,826
Money Market Funds - 2.0%

Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $54,498)	54,498,327	54,498
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,682,810)		2,707,324
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(51,452)
NET ASSETS - 100%		$ 2,655,872
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,577,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	500
Total	$ 543
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 432,908	$ 432,908	$ -	$ -
Consumer Staples	152,274	152,274	-	-
Energy	93,355	93,355	-	-
Financials	161,093	161,093	-	-
Health Care	357,805	320,804	37,001	-
Industrials	370,063	370,063	-	-
Information Technology	985,504	981,728	3,776	-
Materials	71,100	71,100	-	-
Telecommunication Services	28,724	28,724	-	-
Money Market Funds	54,498	54,498	-	-
Total Investments in Securities:	$ 2,707,324	$ 2,666,547	$ 40,777	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,700,924,000. Net unrealized appreciation aggregated $6,400,000, of which $255,956,000 related to appreciated investment securities and $249,556,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805771.106

EPI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.4%
Johnson Controls, Inc.	714,862	$ 18,965
Michelin CGDE Series B	105,400	7,830
The Goodyear Tire & Rubber Co. (a)	997,300	9,215
		36,010
Automobiles - 1.4%
Daimler AG (Germany) (a)	148,904	7,240
Fiat SpA	580,923	6,807
Harley-Davidson, Inc.	691,000	16,805
Thor Industries, Inc.	112,500	2,626
Winnebago Industries, Inc. (a)	215,300	1,847
		35,325
Diversified Consumer Services - 0.4%
H&R Block, Inc.	841,900	10,818
Hotels, Restaurants & Leisure - 0.2%
Sands China Ltd.	2,549,600	3,959
Household Durables - 4.4%
KB Home	178,700	1,842
Lennar Corp. Class A	354,400	4,667
Newell Rubbermaid, Inc.	935,500	14,051
PulteGroup, Inc. (a)	360,700	2,896
Stanley Black & Decker, Inc.	389,583	20,897
Techtronic Industries Co. Ltd.	2,061,000	1,791
Toll Brothers, Inc. (a)	2,909,600	50,278
Whirlpool Corp.	185,708	13,772
		110,194
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	438,874	4,630
Media - 2.3%
Belo Corp. Series A (a)	605,110	3,165
Comcast Corp.:
Class A	528,000	9,039
Class A (special) (non-vtg.)	451,800	7,260
The Walt Disney Co.	515,900	16,813
Time Warner, Inc.	675,400	20,248
		56,525
Multiline Retail - 1.7%
Kohl's Corp. (a)	278,700	13,093
Macy's, Inc.	543,900	10,573
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	356,700	$ 18,249
Tuesday Morning Corp. (a)	288,100	1,069
		42,984
Specialty Retail - 2.2%
Home Depot, Inc.	1,012,000	28,144
Lowe's Companies, Inc.	497,200	10,093
OfficeMax, Inc. (a)	253,200	2,466
RadioShack Corp.	296,100	5,472
Staples, Inc.	469,600	8,345
		54,520
Textiles, Apparel & Luxury Goods - 0.2%
Phillips-Van Heusen Corp.	85,284	3,896
Warnaco Group, Inc. (a)	60,400	2,530
		6,426
TOTAL CONSUMER DISCRETIONARY		361,391
CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Carlsberg AS Series B	84,102	7,925
The Coca-Cola Co.	235,971	13,195
		21,120
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	285,800	7,717
Kroger Co.	526,300	10,384
Walgreen Co.	305,440	8,210
Winn-Dixie Stores, Inc. (a)	356,790	2,341
		28,652
Food Products - 0.6%
Nestle SA	291,894	15,124
Household Products - 1.1%
Kimberly-Clark Corp.	10,100	650
Procter & Gamble Co.	442,825	26,423
		27,073
Tobacco - 0.9%
Philip Morris International, Inc.	438,100	22,536
TOTAL CONSUMER STAPLES		114,505
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.5%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	449,533	$ 16,893
Halliburton Co.	388,636	10,963
Noble Corp.	582,817	18,137
Pride International, Inc. (a)	478,287	11,264
Schlumberger Ltd.	12,472	665
Transocean Ltd. (a)	60,377	3,073
		60,995
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	232,840	10,708
Apache Corp.	105,000	9,434
BP PLC sponsored ADR	332,287	11,574
Chevron Corp.	822,830	61,021
ConocoPhillips	569,900	29,880
CONSOL Energy, Inc.	272,800	8,784
Devon Energy Corp.	115,800	6,980
EOG Resources, Inc.	84,500	7,341
Exxon Mobil Corp.	1,109,944	65,664
Marathon Oil Corp.	402,119	12,261
Occidental Petroleum Corp.	241,434	17,644
Royal Dutch Shell PLC:
Class A sponsored ADR (e)	726,000	38,514
Class B ADR	135,700	6,965
Southwestern Energy Co. (a)	349,100	11,423
Ultra Petroleum Corp. (a)	70,600	2,754
		300,947
TOTAL ENERGY		361,942
FINANCIALS - 25.9%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	820,310	19,909
Bank Sarasin & Co. Ltd. Series B (Reg.)	99,932	3,622
Goldman Sachs Group, Inc.	182,903	25,047
Morgan Stanley	1,424,301	35,166
State Street Corp.	424,231	14,882
UBS AG (a)	398,230	6,682
UBS AG (NY Shares) (a)	832,200	14,006
		119,314
Commercial Banks - 8.2%
Associated Banc-Corp.	1,048,552	12,646
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays PLC	1,296,968	$ 5,955
BB&T Corp.	409,414	9,056
Comerica, Inc.	236,000	8,121
Huntington Bancshares, Inc.	963,200	5,095
KeyCorp	1,629,700	12,011
Marshall & Ilsley Corp.	436,000	2,856
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,827,800	8,682
Mizuho Financial Group, Inc.	2,112,300	3,239
PNC Financial Services Group, Inc.	997,389	50,827
U.S. Bancorp, Delaware	684,400	14,236
Wells Fargo & Co.	3,040,792	71,611
		204,335
Consumer Finance - 1.7%
American Express Co.	300,420	11,978
Capital One Financial Corp.	315,916	11,961
Discover Financial Services	890,700	12,924
SLM Corp. (a)	559,500	6,182
		43,045
Diversified Financial Services - 8.0%
Bank of America Corp.	5,623,116	70,008
Citigroup, Inc. (a)	6,947,698	25,845
CME Group, Inc.	18,922	4,694
JPMorgan Chase & Co.	2,369,547	86,159
Moody's Corp. (e)	688,599	14,557
		201,263
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	63,700	5,018
First American Financial Corp.	242,992	3,604
Hartford Financial Services Group, Inc.	232,389	4,685
Marsh & McLennan Companies, Inc.	211,645	5,020
Montpelier Re Holdings Ltd.	377,053	5,973
The Travelers Companies, Inc.	157,903	7,734
Unum Group	371,226	7,443
XL Capital Ltd. Class A	211,391	3,786
		43,263
Real Estate Investment Trusts - 1.1%
Boston Properties, Inc.	70,821	5,765
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	509,700	$ 17,952
Segro PLC	731,100	3,032
		26,749
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	564,300	9,266
Unite Group PLC (a)	379,028	1,093
		10,359
TOTAL FINANCIALS		648,328
HEALTH CARE - 8.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	348,100	17,767
Cephalon, Inc. (a)	77,700	4,399
Genta, Inc. (a)	1	0
Gilead Sciences, Inc. (a)	328,607	10,469
		32,635
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	100,095	7,690
CareFusion Corp. (a)	399,800	8,628
Covidien PLC	80,600	2,848
Stryker Corp.	201,200	8,690
		27,856
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	355,600	11,280
Pharmaceuticals - 5.4%
Johnson & Johnson	414,083	23,611
Merck & Co., Inc.	1,198,491	42,139
Pfizer, Inc.	3,586,829	57,138
Sanofi-Aventis	228,458	13,080
		135,968
TOTAL HEALTH CARE		207,739
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.8%
Goodrich Corp.	65,100	4,458
Honeywell International, Inc.	514,562	20,114
Spirit AeroSystems Holdings, Inc. Class A (a)	407,100	7,873
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	229,200	$ 14,011
United Technologies Corp.	347,700	22,674
		69,130
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	60,505	2,378
Masco Corp.	706,300	7,409
		9,787
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	181,900	3,500
Republic Services, Inc.	70,500	2,075
		5,575
Construction & Engineering - 0.7%
Fluor Corp.	164,200	7,333
KBR, Inc.	472,800	10,969
		18,302
Industrial Conglomerates - 3.5%
General Electric Co.	2,712,049	39,270
Koninklijke Philips Electronics NV unit	201,500	5,624
Rheinmetall AG	172,700	9,561
Siemens AG sponsored ADR	214,400	19,410
Textron, Inc.	412,300	7,038
Tyco International Ltd.	195,300	7,281
		88,184
Machinery - 2.5%
Briggs & Stratton Corp.	586,610	10,647
Caterpillar, Inc.	63,500	4,138
Cummins, Inc.	202,800	15,090
Eaton Corp.	45,800	3,182
Ingersoll-Rand Co. Ltd.	372,400	12,114
Kennametal, Inc.	243,100	6,126
Navistar International Corp. (a)	135,400	5,671
Parker Hannifin Corp.	20,200	1,195
SPX Corp.	74,100	4,154
		62,317
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	183,700	$ 9,165
Union Pacific Corp.	135,600	9,891
		19,056
TOTAL INDUSTRIALS		272,351
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	432,091	8,663
Comverse Technology, Inc. (a)	804,375	4,183
Motorola, Inc. (a)	474,153	3,570
		16,416
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	512,239	19,711
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	338,388	9,126
Arrow Electronics, Inc. (a)	157,862	3,612
Avnet, Inc. (a)	269,700	6,176
Tyco Electronics Ltd.	522,700	12,817
		31,731
IT Services - 0.3%
CoreLogic, Inc. (a)	169,575	2,929
MoneyGram International, Inc. (a)	232,100	469
Visa, Inc. Class A	60,374	4,165
		7,563
Office Electronics - 0.3%
Xerox Corp.	826,200	6,973
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	110,700	3,086
Applied Materials, Inc.	1,271,300	13,209
Intel Corp.	1,446,200	25,627
Micron Technology, Inc. (a)	951,800	6,153
National Semiconductor Corp.	791,400	9,980
Samsung Electronics Co. Ltd.	6,723	4,239
Teradyne, Inc. (a)	196,400	1,764
Varian Semiconductor Equipment Associates, Inc. (a)	195,600	4,855
		68,913
TOTAL INFORMATION TECHNOLOGY		151,307
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.6%
Chemicals - 1.8%
Clariant AG (Reg.) (a)	729,742	$ 9,388
Dow Chemical Co.	326,068	7,946
E.I. du Pont de Nemours & Co.	375,500	15,309
Monsanto Co.	131,700	6,934
Wacker Chemie AG	29,900	4,536
		44,113
Construction Materials - 0.1%
HeidelbergCement AG	100,400	4,028
Metals & Mining - 0.6%
Alcoa, Inc.	663,900	6,778
Commercial Metals Co.	230,800	3,007
Freeport-McMoRan Copper & Gold, Inc.	68,113	4,903
		14,688
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	156,266	2,453
TOTAL MATERIALS		65,282
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	2,400,656	64,890
Frontier Communications Corp.	409,699	3,167
Qwest Communications International, Inc.	3,478,600	19,654
Telenet Group Holding NV	20,127	601
Verizon Communications, Inc.	1,477,183	43,592
		131,904
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	3,099,436	12,646
TOTAL TELECOMMUNICATION SERVICES		144,550
UTILITIES - 4.0%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	453,009	10,215
American Electric Power Co., Inc.	648,436	22,961
Entergy Corp.	146,480	11,548
FirstEnergy Corp.	537,453	19,633
PPL Corp.	79,800	2,167
		66,524
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	1,375,700	$ 14,087
Multi-Utilities - 0.7%
Alliant Energy Corp.	204,037	7,145
CMS Energy Corp.	292,100	5,112
PG&E Corp.	70,463	3,295
Public Service Enterprise Group, Inc.	100,584	3,215
		18,767
TOTAL UTILITIES		99,378
TOTAL COMMON STOCKS (Cost $2,441,592)		2,426,773
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00% (a)	55,800	3,015
FINANCIALS - 0.9%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	5,200	5,382
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	50,900	5,826
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	167,000	3,690
XL Capital Ltd. 10.75%	292,900	7,929
		11,619
TOTAL FINANCIALS		22,827
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 9.50% (a)	62,300	3,517
TOTAL CONVERTIBLE PREFERRED STOCKS		29,359
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	40,294	$ 4,011
TOTAL PREFERRED STOCKS (Cost $29,197)		33,370
Convertible Bonds - 0.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 6,130	8,511
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (f)	4,770	3,908
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	1,240	1,058
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (f)	2,050	2,511
TOTAL CONSUMER DISCRETIONARY		15,988
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)(f)	3,390	3,314
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,170	1,102
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	3,420	2,965
TOTAL CONVERTIBLE BONDS (Cost $21,637)		23,369
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	15,258,980	$ 15,259
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	12,760,000	12,760
TOTAL MONEY MARKET FUNDS (Cost $28,019)		28,019
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,520,445)		2,511,531
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,104)
NET ASSETS - 100%		$ 2,503,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,791,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	294
Total	$ 321
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 365,402	$ 358,162	$ 7,240	$ -
Consumer Staples	114,505	114,505	-	-
Energy	364,957	364,957	-	-
Financials	671,155	640,381	30,774	-
Health Care	207,739	194,659	13,080	-
Industrials	272,351	272,351	-	-
Information Technology	151,307	151,307	-	-
Materials	65,282	65,282	-	-
Telecommunication Services	144,550	144,550	-	-
Utilities	102,895	99,378	3,517	-
Corporate Bonds	23,369	-	23,369	-
Money Market Funds	28,019	28,019	-	-
Total Investments in Securities:	$ 2,511,531	$ 2,433,551	$ 77,980	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,593,143,000. Net unrealized depreciation aggregated $81,612,000, of which $300,599,000 related to appreciated investment securities and $382,211,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805740.106

GO-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.7%
Johnson Controls, Inc.	122,000	$ 3,237
Tenneco, Inc. (a)	247,400	6,116
		9,353
Automobiles - 0.2%
Ford Motor Co. (a)	161,200	1,820
Diversified Consumer Services - 1.0%
Coinstar, Inc. (a)(d)	298,300	12,976
Hotels, Restaurants & Leisure - 4.7%
BJ's Restaurants, Inc. (a)	285,921	6,845
Buffalo Wild Wings, Inc. (a)(d)	36,000	1,506
Chipotle Mexican Grill, Inc. (a)	6,000	905
Hyatt Hotels Corp. Class A	466,800	17,580
Las Vegas Sands Corp. unit	13,100	6,240
McDonald's Corp.	193,900	14,166
Starbucks Corp.	280,300	6,444
Starwood Hotels & Resorts Worldwide, Inc.	104,900	4,902
Texas Roadhouse, Inc. Class A (a)	224,000	2,970
		61,558
Household Durables - 0.9%
Lennar Corp. Class A	428,500	5,643
Tempur-Pedic International, Inc. (a)	84,800	2,273
Tupperware Brands Corp.	101,600	3,997
		11,913
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	174,200	21,745
MakeMyTrip Ltd.	4,200	143
		21,888
Media - 1.0%
Comcast Corp. Class A	66,500	1,138
DIRECTV (a)	173,300	6,572
DreamWorks Animation SKG, Inc. Class A (a)	40,200	1,191
The Walt Disney Co.	122,000	3,976
		12,877
Multiline Retail - 0.8%
Target Corp.	210,800	10,785
Specialty Retail - 1.7%
Bed Bath & Beyond, Inc. (a)	54,000	1,942
Best Buy Co., Inc.	104,000	3,265
Home Depot, Inc.	156,000	4,338
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	80,400	$ 2,937
Lumber Liquidators Holdings, Inc. (a)(d)	92,509	1,853
Staples, Inc.	283,700	5,041
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	114,600	2,596
		21,972
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	146,100	5,236
lululemon athletica, Inc. (a)(d)	480,170	15,855
NIKE, Inc. Class B	54,700	3,829
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	400,800	10,208
		35,128
TOTAL CONSUMER DISCRETIONARY		200,270
CONSUMER STAPLES - 6.7%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc.	205,500	7,567
PepsiCo, Inc.	84,900	5,449
The Coca-Cola Co.	250,100	13,986
		27,002
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	67,500	3,817
Wal-Mart Stores, Inc.	255,380	12,805
Walgreen Co.	93,500	2,513
		19,135
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	159,300	4,910
Household Products - 0.2%
Procter & Gamble Co.	35,600	2,124
Personal Products - 1.1%
Avon Products, Inc.	199,542	5,807
Herbalife Ltd.	136,200	7,570
Nu Skin Enterprises, Inc. Class A	66,200	1,693
		15,070
Tobacco - 1.4%
Philip Morris International, Inc.	367,590	18,909
TOTAL CONSUMER STAPLES		87,150
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.8%
Energy Equipment & Services - 2.4%
FMC Technologies, Inc. (a)	36,670	$ 2,268
Halliburton Co.	156,500	4,415
National Oilwell Varco, Inc.	85,088	3,198
Schlumberger Ltd.	358,800	19,135
Transocean Ltd. (a)	38,986	1,984
		31,000
Oil, Gas & Consumable Fuels - 4.4%
Cameco Corp.	58,600	1,430
Chesapeake Energy Corp.	194,064	4,013
EOG Resources, Inc.	44,800	3,892
EXCO Resources, Inc.	118,800	1,598
Exxon Mobil Corp.	596,300	35,277
Occidental Petroleum Corp.	33,400	2,441
Petrohawk Energy Corp. (a)	353,700	5,348
Southwestern Energy Co. (a)	120,093	3,929
		57,928
TOTAL ENERGY		88,928
FINANCIALS - 3.0%
Capital Markets - 0.6%
Charles Schwab Corp.	229,200	2,925
Goldman Sachs Group, Inc.	13,791	1,889
Knight Capital Group, Inc. Class A (a)	107,300	1,275
Morgan Stanley	44,400	1,096
		7,185
Commercial Banks - 0.5%
Signature Bank, New York (a)	45,400	1,659
Wells Fargo & Co.	194,100	4,571
		6,230
Consumer Finance - 0.9%
Discover Financial Services	768,833	11,156
Diversified Financial Services - 0.9%
BM&F Bovespa SA	601,758	4,369
Citigroup, Inc. (a)	395,000	1,469
CME Group, Inc.	4,400	1,092
JPMorgan Chase & Co.	140,400	5,105
		12,035
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	$ 1,952
TOTAL FINANCIALS		38,558
HEALTH CARE - 16.2%
Biotechnology - 11.9%
Alexion Pharmaceuticals, Inc. (a)	205,400	11,599
Alkermes, Inc. (a)	237,628	3,151
Alnylam Pharmaceuticals, Inc. (a)(d)	221,943	3,041
Celgene Corp. (a)	66,335	3,418
Cepheid, Inc. (a)	512,999	7,546
Dendreon Corp. (a)	510,900	18,311
Exelixis, Inc. (a)	216,500	641
Human Genome Sciences, Inc. (a)	608,258	17,694
ImmunoGen, Inc. (a)(d)	722,272	3,871
Immunomedics, Inc. (a)(d)	1,731,587	4,952
InterMune, Inc. (a)(d)	553,500	5,767
Isis Pharmaceuticals, Inc. (a)(d)	1,192,434	9,349
Metabolix, Inc. (a)(d)	456,800	5,171
Micromet, Inc. (a)(d)	339,034	2,082
Momenta Pharmaceuticals, Inc. (a)	96,000	1,387
Myrexis, Inc. (a)	291,900	1,095
Pharmasset, Inc. (a)	246,447	5,986
Regeneron Pharmaceuticals, Inc. (a)	480,300	10,557
Rigel Pharmaceuticals, Inc. (a)	821,200	6,430
Seattle Genetics, Inc. (a)	1,471,110	16,844
Transition Therapeutics, Inc. (a)	537,433	2,213
Vertex Pharmaceuticals, Inc. (a)	437,790	14,596
		155,701
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	45,000	1,915
Hospira, Inc. (a)	155,500	7,986
Thoratec Corp. (a)	59,600	1,919
		11,820
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)	105,300	4,486
McKesson Corp.	44,900	2,606
Medco Health Solutions, Inc. (a)	79,600	3,461
		10,553
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)	17,800	$ 1,297
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	109,500	4,696
Pharmaceuticals - 2.1%
Abbott Laboratories	186,800	9,217
Allergan, Inc.	90,400	5,552
Elan Corp. PLC sponsored ADR (a)	664,100	2,909
Johnson & Johnson	45,200	2,577
MAP Pharmaceuticals, Inc. (a)(d)	346,857	3,751
Teva Pharmaceutical Industries Ltd. sponsored ADR	56,100	2,838
		26,844
TOTAL HEALTH CARE		210,911
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	137,100	5,359
ITT Corp.	57,900	2,461
The Boeing Co.	233,200	14,256
		22,076
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	22,800	1,482
United Parcel Service, Inc. Class B	198,700	12,677
		14,159
Construction & Engineering - 0.2%
Fluor Corp.	32,500	1,451
Quanta Services, Inc. (a)	81,559	1,463
		2,914
Electrical Equipment - 0.0%
American Superconductor Corp. (a)(d)	25,800	694
Industrial Conglomerates - 1.2%
3M Co.	113,900	8,947
General Electric Co.	442,100	6,402
		15,349
Machinery - 1.6%
Caterpillar, Inc.	154,800	10,087
Danaher Corp.	208,200	7,564
Deere & Co.	43,100	2,727
		20,378
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
Union Pacific Corp.	124,200	$ 9,059
TOTAL INDUSTRIALS		84,629
INFORMATION TECHNOLOGY - 41.7%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	951,800	19,084
F5 Networks, Inc. (a)	73,100	6,391
Infinera Corp. (a)	619,526	5,229
Juniper Networks, Inc. (a)	164,300	4,469
QUALCOMM, Inc.	293,495	11,244
Research In Motion Ltd. (a)	26,400	1,132
Riverbed Technology, Inc. (a)	146,150	5,606
		53,155
Computers & Peripherals - 7.2%
Apple, Inc. (a)	294,658	71,709
Hewlett-Packard Co.	329,300	12,671
NetApp, Inc. (a)	227,800	9,212
		93,592
Electronic Equipment & Components - 1.2%
Corning, Inc.	77,500	1,215
E Ink Holdings, Inc. GDR (a)(e)	10,600	157
Universal Display Corp. (a)(d)	715,400	14,101
		15,473
Internet Software & Services - 4.5%
Baidu.com, Inc. sponsored ADR (a)	82,800	6,494
eBay, Inc. (a)	121,400	2,821
Google, Inc. Class A (a)	80,015	36,008
LogMeIn, Inc. (a)	232,300	7,612
OpenTable, Inc. (a)(d)	107,300	5,719
		58,654
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	191,216	11,015
CoreLogic, Inc. (a)	115,900	2,002
International Business Machines Corp.	115,000	14,171
MasterCard, Inc. Class A	21,200	4,205
VeriFone Holdings, Inc. (a)	337,900	8,170
Visa, Inc. Class A	296,200	20,432
		59,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	502,900	$ 2,826
Analog Devices, Inc.	46,200	1,288
Applied Materials, Inc.	174,600	1,814
Atheros Communications, Inc. (a)	323,400	7,975
Broadcom Corp. Class A	245,400	7,355
Cree, Inc. (a)	231,800	12,411
Cypress Semiconductor Corp. (a)	1,592,568	16,857
First Solar, Inc. (a)(d)	38,800	4,961
Intel Corp.	604,980	10,720
International Rectifier Corp. (a)	298,100	5,470
NVIDIA Corp. (a)	883,800	8,246
Power Integrations, Inc.	35,900	983
Rambus, Inc. (a)(d)	611,400	10,901
Rubicon Technology, Inc. (a)(d)	223,895	5,488
Silicon Laboratories, Inc. (a)(d)	588,600	22,449
Tessera Technologies, Inc. (a)	140,458	2,135
Xilinx, Inc.	145,900	3,523
		125,402
Software - 10.5%
ArcSight, Inc. (a)	310,600	11,927
Citrix Systems, Inc. (a)	132,700	7,689
Microsoft Corp.	799,300	18,768
Oracle Corp.	387,100	8,470
QLIK Technologies, Inc.	77,074	1,436
RealD, Inc. (d)	42,800	715
RealPage, Inc.	50,825	852
Red Hat, Inc. (a)	783,300	27,063
Salesforce.com, Inc. (a)	371,700	40,842
Solera Holdings, Inc.	75,500	2,996
SuccessFactors, Inc. (a)	498,900	10,527
TiVo, Inc. (a)	825,300	6,487
		137,772
TOTAL INFORMATION TECHNOLOGY		544,043
MATERIALS - 2.1%
Chemicals - 0.7%
Dow Chemical Co.	102,500	2,498
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	83,800	$ 4,412
The Mosaic Co.	28,700	1,684
		8,594
Metals & Mining - 1.4%
Barrick Gold Corp. (d)	108,200	5,069
Freeport-McMoRan Copper & Gold, Inc.	144,900	10,430
Molycorp, Inc.	37,200	623
Nucor Corp.	74,100	2,725
		18,847
TOTAL MATERIALS		27,441
TOTAL COMMON STOCKS (Cost $1,146,991)		1,281,930
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 0.24% (b)	20,779,364	20,779
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	96,727,470	96,727
TOTAL MONEY MARKET FUNDS (Cost $117,506)		117,506
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $1,264,497)		1,399,436
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(95,926)
NET ASSETS - 100%		$ 1,303,510
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	638
Total	$ 652
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,270	$ 194,030	$ 6,240	$ -
Consumer Staples	87,150	87,150	-	-
Energy	88,928	88,928	-	-
Financials	38,558	38,558	-	-
Health Care	210,911	210,911	-	-
Industrials	84,629	84,629	-	-
Information Technology	544,043	544,043	-	-
Materials	27,441	27,441	-	-
Money Market Funds	117,506	117,506	-	-
Total Investments in Securities:	$ 1,399,436	$ 1,393,196	$ 6,240	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,267,988,000. Net unrealized appreciation aggregated $131,448,000, of which $244,796,000 related to appreciated investment securities and $113,348,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805746.106

LC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Johnson Controls, Inc.	68,756	$ 1,824,097
Diversified Consumer Services - 0.2%
Strayer Education, Inc.	17,700	2,562,606
Hotels, Restaurants & Leisure - 0.1%
Yum! Brands, Inc.	13,700	571,290
Household Durables - 0.9%
KB Home (e)	591,079	6,094,024
Lennar Corp. Class A	226,973	2,989,234
		9,083,258
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	16,612	2,073,676
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	772,372	12,412,018
McGraw-Hill Companies, Inc.	56,970	1,575,221
Time Warner, Inc.	77,890	2,335,142
Viacom, Inc. Class B (non-vtg.)	79,900	2,510,458
		18,832,839
Multiline Retail - 0.9%
Nordstrom, Inc.	36,231	1,047,801
Target Corp.	163,614	8,370,492
		9,418,293
Specialty Retail - 4.3%
Best Buy Co., Inc.	273,512	8,585,542
CarMax, Inc. (a)	116,200	2,315,866
Home Depot, Inc.	264,738	7,362,364
Lowe's Companies, Inc.	561,644	11,401,373
Office Depot, Inc. (a)	89,800	306,218
Select Comfort Corp. (a)	103,200	557,280
Staples, Inc.	761,892	13,538,821
		44,067,464
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	110,719	2,650,613
Warnaco Group, Inc. (a)	46,800	1,959,984
		4,610,597
TOTAL CONSUMER DISCRETIONARY		93,044,120
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.1%
Beverages - 1.3%
PepsiCo, Inc.	133,457	$ 8,565,270
The Coca-Cola Co.	93,114	5,206,935
		13,772,205
Food & Staples Retailing - 0.6%
Walgreen Co.	243,089	6,534,232
Food Products - 0.8%
Archer Daniels Midland Co.	89,807	2,764,259
Danone	97,011	5,213,974
Tingyi (Cayman Islands) Holding Corp.	42,000	106,149
		8,084,382
Household Products - 1.0%
Colgate-Palmolive Co.	42,300	3,123,432
Kimberly-Clark Corp.	81,229	5,231,148
Mcbride PLC	120,900	258,701
Reckitt Benckiser Group PLC	23,300	1,166,192
		9,779,473
Personal Products - 0.3%
Alberto-Culver Co.	104,326	3,239,322
Hengan International Group Co. Ltd.	12,000	106,365
		3,345,687
Tobacco - 2.1%
Lorillard, Inc.	72,313	5,496,511
Philip Morris International, Inc.	320,943	16,509,308
		22,005,819
TOTAL CONSUMER STAPLES		63,521,798
ENERGY - 13.6%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	144,847	5,443,350
Dresser-Rand Group, Inc. (a)	137,990	4,901,405
Halliburton Co.	66,950	1,888,660
Noble Corp.	60,386	1,879,212
Schlumberger Ltd.	116,332	6,203,986
Weatherford International Ltd. (a)	655,204	9,769,092
		30,085,705
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	44,165	2,031,148
Chevron Corp.	415,370	30,803,839
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc.	203,609	$ 2,738,541
Exxon Mobil Corp.	779,325	46,104,867
Hess Corp.	93,645	4,705,661
Marathon Oil Corp.	177,127	5,400,602
Occidental Petroleum Corp.	140,400	10,260,432
Penn West Energy Trust	6,500	122,106
Southwestern Energy Co. (a)	60,412	1,976,681
Suncor Energy, Inc.	238,300	7,221,077
		111,364,954
TOTAL ENERGY		141,450,659
FINANCIALS - 22.0%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	255,399	6,198,534
Morgan Stanley	277,105	6,841,722
		13,040,256
Commercial Banks - 9.1%
Banco Santander SA	17,895	208,407
BB&T Corp.	324,680	7,181,922
Marshall & Ilsley Corp.	135,350	886,543
PNC Financial Services Group, Inc.	167,477	8,534,628
Regions Financial Corp.	988,526	6,356,222
SunTrust Banks, Inc.	201,980	4,542,530
U.S. Bancorp, Delaware	648,315	13,484,952
Wells Fargo & Co.	2,261,561	53,259,761
		94,454,965
Diversified Financial Services - 9.6%
Bank of America Corp.	2,826,839	35,194,146
Citigroup, Inc. (a)	2,654,491	9,874,707
JPMorgan Chase & Co.	1,302,617	47,363,154
KKR Financial Holdings LLC	891,835	6,938,476
		99,370,483
Insurance - 0.7%
Allstate Corp.	56,050	1,546,980
Genworth Financial, Inc. Class A (a)	311,121	3,369,440
Lincoln National Corp.	108,948	2,545,025
		7,461,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	491,698	$ 8,073,681
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	109	787
Radian Group, Inc.	924,722	5,853,490
		5,854,277
TOTAL FINANCIALS		228,255,107
HEALTH CARE - 14.1%
Biotechnology - 1.7%
Amgen, Inc. (a)	250,202	12,770,310
Genzyme Corp. (a)	27,973	1,961,187
Vertex Pharmaceuticals, Inc. (a)	76,687	2,556,745
		17,288,242
Health Care Equipment & Supplies - 2.6%
Alere, Inc. (a)	885,547	24,768,750
C. R. Bard, Inc.	34	2,612
Hologic, Inc. (a)	140,800	1,997,952
		26,769,314
Health Care Providers & Services - 1.4%
Emergency Medical Services Corp. Class A (a)	30,926	1,485,994
McKesson Corp.	61,100	3,546,855
Medco Health Solutions, Inc. (a)	78,027	3,392,614
UnitedHealth Group, Inc.	205,727	6,525,660
		14,951,123
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	134,700	2,250,837
Life Sciences Tools & Services - 0.2%
Covance, Inc. (a)	21,200	804,116
PerkinElmer, Inc.	50,700	1,065,207
		1,869,323
Pharmaceuticals - 8.0%
Abbott Laboratories	223,300	11,017,622
Johnson & Johnson	348,360	19,863,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	660,660	$ 23,228,806
Pfizer, Inc.	1,812,386	28,871,309
		82,981,224
TOTAL HEALTH CARE		146,110,063
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
AerCap Holdings NV (a)	92,218	990,421
Honeywell International, Inc.	412,402	16,120,794
		17,111,215
Air Freight & Logistics - 0.9%
Air Lease Corp. Class A (a)(f)	80,200	1,604,000
C.H. Robinson Worldwide, Inc.	32,200	2,092,678
FedEx Corp.	22,600	1,763,930
United Parcel Service, Inc. Class B	61,983	3,954,515
		9,415,123
Building Products - 0.4%
Masco Corp.	211,566	2,219,327
Owens Corning (a)	58,975	1,604,120
		3,823,447
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	63,987	2,080,857
Steelcase, Inc. Class A	82,100	509,841
		2,590,698
Electrical Equipment - 0.5%
Acuity Brands, Inc.	31,200	1,208,688
Roper Industries, Inc.	72,085	4,186,697
		5,395,385
Industrial Conglomerates - 1.3%
3M Co.	33,100	2,600,005
General Electric Co.	586,934	8,498,804
Koninklijke Philips Electronics NV unit	37,700	1,052,207
Textron, Inc.	89,800	1,532,886
		13,683,902
Machinery - 2.4%
Dover Corp.	37,265	1,667,981
Ingersoll-Rand Co. Ltd.	549,426	17,872,828
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	91,066	$ 3,732,795
WABCO Holdings, Inc. (a)	57,000	2,009,820
		25,283,424
Road & Rail - 0.7%
Con-way, Inc.	46,428	1,216,878
Union Pacific Corp.	76,974	5,614,484
		6,831,362
TOTAL INDUSTRIALS		84,134,556
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	1,462,883	29,330,804
Juniper Networks, Inc. (a)	337,860	9,189,792
QUALCOMM, Inc.	374,465	14,345,754
		52,866,350
Computers & Peripherals - 4.1%
Apple, Inc. (a)	113,330	27,581,122
EMC Corp. (a)	520,478	9,493,519
Hewlett-Packard Co.	155,397	5,979,677
		43,054,318
Electronic Equipment & Components - 1.0%
Corning, Inc.	612,010	9,596,317
Measurement Specialties, Inc. (a)	43,700	647,634
		10,243,951
Internet Software & Services - 1.9%
eBay, Inc. (a)	269,255	6,257,486
Google, Inc. Class A (a)	29,876	13,444,798
		19,702,284
IT Services - 3.4%
Accenture PLC Class A	53,029	1,940,861
International Business Machines Corp.	98,131	12,092,683
MasterCard, Inc. Class A	70,500	13,984,380
Paychex, Inc.	214,436	5,337,312
Visa, Inc. Class A	28,900	1,993,522
		35,348,758
Semiconductors & Semiconductor Equipment - 4.4%
ASM International NV unit (a)	156,246	3,438,974
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	224,975	$ 5,563,632
Intersil Corp. Class A	89,600	895,552
KLA-Tencor Corp.	190,500	5,335,905
Lam Research Corp. (a)	171,198	6,181,960
MEMC Electronic Materials, Inc. (a)	1,135,226	11,681,476
NXP Semiconductors NV	256,383	2,839,442
Taiwan Semiconductor Manufacturing Co. Ltd.	1,427,679	2,609,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	576,140	5,421,477
Teradyne, Inc. (a)	192,700	1,730,446
		45,698,223
Software - 2.5%
Adobe Systems, Inc. (a)	56,395	1,565,525
ANSYS, Inc. (a)	13,200	511,896
Autodesk, Inc. (a)	156,890	4,353,698
Autonomy Corp. PLC (a)	483,581	11,571,532
CommVault Systems, Inc. (a)	20,000	491,000
Nuance Communications, Inc. (a)	91,600	1,344,688
Oracle Corp.	127,171	2,782,501
Salesforce.com, Inc. (a)	25,980	2,854,682
		25,475,522
TOTAL INFORMATION TECHNOLOGY		232,389,406
MATERIALS - 2.4%
Chemicals - 2.4%
Dow Chemical Co.	231,715	5,646,895
E.I. du Pont de Nemours & Co.	179,297	7,309,939
Ecolab, Inc.	49,120	2,328,288
Monsanto Co.	157,853	8,310,960
The Mosaic Co.	25,050	1,469,433
		25,065,515
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	204,662	6,039,576
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	474,757	1,937,009
TOTAL TELECOMMUNICATION SERVICES		7,976,585
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	72,772	$ 2,658,361
PPL Corp.	64,500	1,751,820
		4,410,181
TOTAL COMMON STOCKS (Cost $1,146,405,766)		1,026,357,990
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE	122,977	5,725,782
Volkswagen AG	65,581	6,527,464
		12,253,246
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,913,117)		12,253,246
Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (d)(g)	$ 1,480,000	0
7.75% 6/1/15 (d)	3,200,000	0
TOTAL CONVERTIBLE BONDS (Cost $326,150)		0
Money Market Funds - 0.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c) (Cost $1,340,525)	1,340,525	$ 1,340,525
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,160,985,558)		1,039,951,761
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,450,690)
NET ASSETS - 100%		$ 1,037,501,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,604,000 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,722
Fidelity Securities Lending Cash Central Fund	46,083
Total	$ 47,805
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 105,297,366	$ 105,297,366	$ -	$ -
Consumer Staples	63,521,798	63,521,798	-	-
Energy	141,450,659	141,450,659	-	-
Financials	228,255,107	228,046,700	208,407	-
Health Care	146,110,063	146,110,063	-	-
Industrials	84,134,556	82,530,556	-	1,604,000
Information Technology	232,389,406	229,780,047	2,609,359	-
Materials	25,065,515	25,065,515	-	-
Telecommunication Services	7,976,585	7,976,585	-	-
Utilities	4,410,181	4,410,181	-	-
Corporate Bonds	-	-	-	-
Money Market Funds	1,340,525	1,340,525	-	-
Total Investments in Securities:	$ 1,039,951,761	$ 1,035,529,995	$ 2,817,766	$ 1,604,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 185,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(185,000)
Cost of Purchases	1,604,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,604,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (185,000)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,187,596,403. Net unrealized depreciation aggregated $147,644,642, of which $22,525,267 related to appreciated investment securities and $170,169,909 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805741.106

MC-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Hotels, Restaurants & Leisure - 4.0%
Las Vegas Sands Corp. (a)(d)	1,113,100	$ 31,534
Pinnacle Entertainment, Inc. (a)	2,500,000	24,500
Starbucks Corp.	2,038,100	46,856
		102,890
Household Durables - 1.7%
Harman International Industries, Inc. (a)	1,413,532	44,060
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	1,593,000	64,293
Media - 3.9%
DIRECTV (a)	2,583,500	97,966
Multiline Retail - 4.0%
Dollar General Corp.	3,714,716	101,449
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	1,026,236	35,508
Textiles, Apparel & Luxury Goods - 1.1%
Liz Claiborne, Inc. (a)(d)(e)	5,000,000	21,000
Warnaco Group, Inc. (a)	189,600	7,940
		28,940
TOTAL CONSUMER DISCRETIONARY		475,106
CONSUMER STAPLES - 7.0%
Beverages - 5.7%
Anheuser-Busch InBev SA NV	2,290,044	119,134
Coca-Cola Enterprises, Inc.	913,000	25,984
		145,118
Food Products - 1.1%
Want Want China Holdings Ltd.	33,341,000	26,959
Tobacco - 0.2%
Souza Cruz Industria Comerico	115,700	5,397
TOTAL CONSUMER STAPLES		177,474
ENERGY - 8.2%
Energy Equipment & Services - 5.8%
Dresser-Rand Group, Inc. (a)	913,000	32,430
SEACOR Holdings, Inc. (a)	550,335	43,295
Weatherford International Ltd. (a)	4,755,300	70,902
		146,627
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
EXCO Resources, Inc.	1,810,267	$ 24,348
Southern Union Co.	1,657,700	37,298
		61,646
TOTAL ENERGY		208,273
FINANCIALS - 5.2%
Capital Markets - 3.3%
Ashmore Global Opps Ltd. (e)	4,179,276	28,733
Ashmore Group PLC	12,561,813	55,898
		84,631
Diversified Financial Services - 1.9%
Moody's Corp. (d)	1,823,400	38,547
NBH Holdings Corp. Class A (a)(f)	538,600	10,503
		49,050
TOTAL FINANCIALS		133,681
HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 4.9%
Edwards Lifesciences Corp. (a)	826,378	47,575
Hill-Rom Holdings, Inc.	1,215,657	39,023
Hologic, Inc. (a)	2,767,700	39,274
		125,872
Health Care Providers & Services - 2.8%
McKesson Corp.	1,221,400	70,902
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)(d)	1,341,700	37,903
TOTAL HEALTH CARE		234,677
INDUSTRIALS - 8.8%
Commercial Services & Supplies - 2.2%
Higher One Holdings, Inc. (a)	89,959	1,043
Republic Services, Inc.	1,733,300	51,011
Standard Parking Corp. (a)	174,906	2,737
		54,791
Construction & Engineering - 1.6%
Fluor Corp.	939,100	41,940
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 3.2%
Ingersoll-Rand Co. Ltd.	1,467,400	$ 47,735
WABCO Holdings, Inc. (a)	943,100	33,254
		80,989
Road & Rail - 1.8%
America Latina Logistica SA unit	5,099,600	46,980
TOTAL INDUSTRIALS		224,700
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.1%
HTC Corp.	682,000	12,447
Juniper Networks, Inc. (a)	1,447,250	39,365
Tekelec (a)	2,379,056	26,074
		77,886
Computers & Peripherals - 0.3%
Isilon Systems, Inc. (a)	123,291	2,460
NetApp, Inc. (a)	156,700	6,337
		8,797
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	1,255,200	57,827
Baidu.com, Inc. sponsored ADR (a)	407,000	31,921
		89,748
IT Services - 8.4%
Fiserv, Inc. (a)	2,388,568	119,501
MasterCard, Inc. Class A	472,067	93,639
		213,140
Software - 4.2%
AsiaInfo Holdings, Inc. (a)(d)	1,281,428	22,886
Autonomy Corp. PLC (a)	1,007,200	24,101
NetSuite, Inc. (a)	97,800	1,858
Rovi Corp. (a)	619,200	26,941
VMware, Inc. Class A (a)	401,950	31,581
		107,367
TOTAL INFORMATION TECHNOLOGY		496,938
MATERIALS - 4.5%
Chemicals - 0.6%
Ecolab, Inc.	299,100	14,177
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.9%
Agnico-Eagle Mines Ltd. (Canada)	1,032,400	$ 67,236
AngloGold Ashanti Ltd. sponsored ADR	333,300	14,095
Gem Diamonds Ltd. (a)	941,248	2,873
Newcrest Mining Ltd.	451,063	14,954
		99,158
TOTAL MATERIALS		113,335
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.4%
Iridium Communications, Inc. (a)(d)(e)	3,566,720	30,923
Iridium Communications, Inc. warrants 2/14/13 (a)	1,375,120	3,809
		34,732
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	593,086	27,792
TOTAL TELECOMMUNICATION SERVICES		62,524
TOTAL COMMON STOCKS (Cost $2,055,788)		2,126,708
Nonconvertible Preferred Stocks - 4.4%

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 4.4%
Porsche Automobil Holding SE	1,170,792	54,512
Volkswagen AG	580,378	57,767
		112,279
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $117,371)		112,279
Money Market Funds - 19.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	355,737,422	$ 355,737
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	147,277,562	147,278
TOTAL MONEY MARKET FUNDS (Cost $503,015)		503,015
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $2,676,174)		2,742,002
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(194,145)
NET ASSETS - 100%		$ 2,547,857
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,503,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 173
Fidelity Securities Lending Cash Central Fund	646
Total	$ 819
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 18,660	$ 9,270	$ -	$ 685	$ 28,733
Iridium Communications, Inc.	17,465	588	-	-	30,923
Liz Claiborne, Inc.	24,485	9,593	15,590	-	21,000
Ruth's Hospitality Group, Inc.	-	5,872	7,331	-	-
Total	$ 60,610	$ 25,323	$ 22,921	$ 685	$ 80,656
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 587,385	$ 587,385	$ -	$ -
Consumer Staples	177,474	177,474	-	-
Energy	208,273	208,273	-	-
Financials	133,681	123,178	-	10,503
Health Care	234,677	234,677	-	-
Industrials	224,700	224,700	-	-
Information Technology	496,938	496,938	-	-
Materials	113,335	113,335	-	-
Telecommunication Services	62,524	62,524	-	-
Money Market Funds	503,015	503,015	-	-
Total Investments in Securities:	$ 2,742,002	$ 2,731,499	$ -	$ 10,503
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(623)
Cost of Purchases	5,120
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	6,006
Transfers out of Level 3	-
Ending Balance	$ 10,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (623)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,680,075,000. Net unrealized appreciation aggregated $61,927,000, of which $224,323,000 related to appreciated investment securities and $162,396,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

1.805748.106

SO-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.6%
Autoliv, Inc. (d)	56,100	$ 3,037
TRW Automotive Holdings Corp. (a)	77,600	2,697
		5,734
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	36,387	1,922
Harley-Davidson, Inc.	148,300	3,607
		5,529
Diversified Consumer Services - 0.8%
Service Corp. International	768,000	5,906
Stewart Enterprises, Inc. Class A	536,600	2,554
		8,460
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc.	197,900	3,248
Brinker International, Inc.	177,108	2,789
DineEquity, Inc. (a)	62,800	2,005
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,039
O'Charleys, Inc. (a)	404,555	2,229
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,518
WMS Industries, Inc. (a)	148,800	5,259
Wyndham Worldwide Corp.	203,867	4,728
		25,815
Household Durables - 3.3%
Ethan Allen Interiors, Inc. (d)	117,730	1,588
KB Home	243,794	2,514
Lennar Corp. Class A	212,200	2,795
Mohawk Industries, Inc. (a)	83,200	3,687
PulteGroup, Inc. (a)	1,078,525	8,661
Stanley Black & Decker, Inc.	161,437	8,659
Techtronic Industries Co. Ltd.	3,985,500	3,463
Whirlpool Corp.	19,412	1,440
		32,807
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	4,983
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	184,535	4,630
Charter Communications, Inc. Class A (a)	20,100	678
McGraw-Hill Companies, Inc.	85,801	2,372
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,084
Omnicom Group, Inc.	125,512	4,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	58,600	$ 3,024
United Business Media Ltd.	192,600	1,631
Valassis Communications, Inc. (a)	121,789	3,570
		21,383
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	166,790	9,085
Asbury Automotive Group, Inc. (a)	483,141	5,764
Carphone Warehouse Group PLC (a)	528,788	1,764
Casual Male Retail Group, Inc. (a)	421,708	1,354
Charming Shoppes, Inc. (a)	184,800	623
Jos. A. Bank Clothiers, Inc. (a)	88,587	3,236
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	276,166	2,433
Staples, Inc.	260,400	4,627
		28,886
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,217
Iconix Brand Group, Inc. (a)	240,139	3,659
		8,876
TOTAL CONSUMER DISCRETIONARY		142,473
CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	211,645	6,023
Cott Corp. (a)	232,700	1,608
Dr Pepper Snapple Group, Inc.	194,600	7,165
Molson Coors Brewing Co. Class B	53,033	2,310
		17,106
Food & Staples Retailing - 0.7%
Safeway, Inc.	122,846	2,310
Whole Foods Market, Inc. (a)	76,800	2,672
Winn-Dixie Stores, Inc. (a)	243,785	1,599
		6,581
Food Products - 1.1%
Bunge Ltd.	102,500	5,433
Ralcorp Holdings, Inc. (a)	89,500	5,339
		10,772
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Avon Products, Inc.	190,396	$ 5,541
TOTAL CONSUMER STAPLES		40,000
ENERGY - 7.1%
Energy Equipment & Services - 0.8%
Pride International, Inc. (a)	145,241	3,420
Weatherford International Ltd. (a)	317,600	4,735
		8,155
Oil, Gas & Consumable Fuels - 6.3%
Arch Coal, Inc.	230,900	5,198
Atlas Pipeline Partners, LP (a)	250,100	4,262
Cabot Oil & Gas Corp.	153,900	4,285
Concho Resources, Inc. (a)	75,400	4,405
ConocoPhillips	200,300	10,502
Denbury Resources, Inc. (a)	589,958	8,696
Petrobank Energy & Resources Ltd. (a)	51,400	1,783
Petrohawk Energy Corp. (a)	291,959	4,414
Pioneer Natural Resources Co.	56,000	3,238
Southwestern Energy Co. (a)	215,487	7,051
Suncor Energy, Inc.	73,200	2,218
Ultra Petroleum Corp. (a)	114,500	4,467
Whiting Petroleum Corp. (a)	25,500	2,163
		62,682
TOTAL ENERGY		70,837
FINANCIALS - 18.0%
Capital Markets - 0.0%
GCA Savvian Group Corp. (a)	351	324
Commercial Banks - 5.7%
BB&T Corp.	170,931	3,781
CapitalSource, Inc.	1,001,324	5,057
CIT Group, Inc. (a)	6,100	224
PNC Financial Services Group, Inc.	195,300	9,952
Regions Financial Corp.	812,863	5,227
SVB Financial Group (a)	72,715	2,703
U.S. Bancorp, Delaware	794,584	16,527
Wells Fargo & Co.	585,285	13,783
		57,254
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.8%
Bank of America Corp.	424,706	$ 5,288
JPMorgan Chase & Co.	81,700	2,971
		8,259
Insurance - 7.8%
Aegon NV (a)	714,900	3,643
AFLAC, Inc.	435,155	20,554
Assurant, Inc.	85,200	3,115
Delphi Financial Group, Inc. Class A	298,511	6,657
Everest Re Group Ltd.	61,425	4,861
First American Financial Corp.	151,200	2,242
Genworth Financial, Inc. Class A (a)	424,100	4,593
Lincoln National Corp.	419,000	9,788
Old Republic International Corp.	265,200	3,389
Platinum Underwriters Holdings Ltd.	160,100	6,438
Reinsurance Group of America, Inc.	80,400	3,517
Unum Group	245,860	4,929
XL Capital Ltd. Class A	208,512	3,734
		77,460
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	289,413	3,531
Corporate Office Properties Trust (SBI)	139,200	5,025
Host Hotels & Resorts, Inc.	373,500	4,904
SL Green Realty Corp.	111,700	6,733
		20,193
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	614,871	10,096
Forest City Enterprises, Inc. Class A (a)	207,800	2,342
Jones Lang LaSalle, Inc.	52,719	3,981
		16,419
TOTAL FINANCIALS		179,909
HEALTH CARE - 9.8%
Biotechnology - 1.3%
Biogen Idec, Inc. (a)	90,800	4,885
Genzyme Corp. (a)	57,600	4,038
Gilead Sciences, Inc. (a)	36,300	1,157
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OREXIGEN Therapeutics, Inc. (a)(d)	217,795	$ 958
PDL BioPharma, Inc.	361,000	2,043
		13,081
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,320
C. R. Bard, Inc.	76,900	5,908
Cooper Companies, Inc.	103,831	4,189
Covidien PLC	114,575	4,049
Hill-Rom Holdings, Inc.	56,300	1,807
Hologic, Inc. (a)	149,200	2,117
Hospira, Inc. (a)	39,100	2,008
Orthofix International NV (a)	94,517	2,524
Symmetry Medical, Inc. (a)	236,212	2,124
Wright Medical Group, Inc. (a)	83,046	1,102
		27,148
Health Care Providers & Services - 3.6%
Aetna, Inc.	160,300	4,283
Centene Corp. (a)	126,600	2,560
CIGNA Corp.	180,900	5,829
DaVita, Inc. (a)	80,798	5,221
Emeritus Corp. (a)(d)	356,066	5,476
Quest Diagnostics, Inc.	174,182	7,577
Universal Health Services, Inc. Class B	143,714	4,513
		35,459
Life Sciences Tools & Services - 1.2%
Life Technologies Corp. (a)	74,100	3,169
Lonza Group AG	34,098	2,830
PerkinElmer, Inc.	211,600	4,446
Thermo Fisher Scientific, Inc. (a)	33,600	1,415
		11,860
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	1,782
Cadence Pharmaceuticals, Inc. (a)(d)	303,676	2,399
King Pharmaceuticals, Inc. (a)	342,140	2,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,085
		10,246
TOTAL HEALTH CARE		97,794
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	79,200	$ 5,219
BE Aerospace, Inc. (a)	86,870	2,341
DigitalGlobe, Inc. (a)	337,600	10,354
Esterline Technologies Corp. (a)	101,822	4,684
Precision Castparts Corp.	19,410	2,197
Raytheon Co.	40,390	1,774
TransDigm Group, Inc.	146,900	8,504
		35,073
Airlines - 0.2%
US Airways Group, Inc. (a)	231,750	2,095
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	77,022	3,027
Masco Corp.	601,500	6,310
Owens Corning (a)	389,311	10,589
		19,926
Commercial Services & Supplies - 2.6%
Avery Dennison Corp.	195,700	6,364
Cintas Corp.	161,300	4,112
Interface, Inc. Class A	96,773	1,241
Republic Services, Inc.	234,253	6,894
The Brink's Co.	135,300	2,553
The Geo Group, Inc. (a)	101,400	2,241
Viad Corp.	168,489	2,671
		26,076
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,043
Jacobs Engineering Group, Inc. (a)	47,700	1,654
MYR Group, Inc. (a)	210,200	2,928
		9,625
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,134
Industrial Conglomerates - 0.5%
Rheinmetall AG	31,300	1,733
Textron, Inc.	223,717	3,819
		5,552
Machinery - 3.6%
Accuride Corp. (a)	1,430,900	1,574
AGCO Corp. (a)	112,500	3,718
ArvinMeritor, Inc. (a)	317,819	4,154
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc. (a)	292,004	$ 3,384
Commercial Vehicle Group, Inc. (a)	320,720	2,912
Cummins, Inc.	77,300	5,752
Ingersoll-Rand Co. Ltd.	214,800	6,987
Navistar International Corp. (a)	56,789	2,378
Timken Co.	145,704	4,766
		35,625
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,651
Professional Services - 0.4%
Equifax, Inc.	150,700	4,441
Road & Rail - 1.4%
Contrans Group, Inc. Class A	85,000	647
Saia, Inc. (a)	180,070	2,105
Union Pacific Corp.	148,800	10,853
		13,605
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	189,311	1,711
TOTAL INDUSTRIALS		159,514
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.7%
Comverse Technology, Inc. (a)	613,366	3,190
Juniper Networks, Inc. (a)	129,100	3,512
		6,702
Computers & Peripherals - 0.3%
Western Digital Corp. (a)	107,800	2,603
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	184,300	4,971
Anixter International, Inc. (a)	109,180	5,009
Avnet, Inc. (a)	183,661	4,206
Molex, Inc. (d)	141,960	2,506
		16,692
Internet Software & Services - 1.0%
NetEase.com, Inc. sponsored ADR (a)	107,800	4,283
Rackspace Hosting, Inc. (a)	308,985	6,084
		10,367
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Acxiom Corp. (a)	215,782	$ 2,675
CoreLogic, Inc. (a)	196,000	3,385
Fidelity National Information Services, Inc.	268,430	6,936
The Western Union Co.	156,100	2,448
Wright Express Corp. (a)	92,700	2,977
		18,421
Office Electronics - 0.5%
Xerox Corp.	572,377	4,831
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	174,580	4,890
Lam Research Corp. (a)	212,153	7,661
MEMC Electronic Materials, Inc. (a)	283,800	2,920
Micron Technology, Inc. (a)	154,700	1,000
National Semiconductor Corp.	243,244	3,067
Novellus Systems, Inc. (a)	130,099	3,031
ON Semiconductor Corp. (a)	1,064,470	6,578
Spansion, Inc. Class A (a)	641,043	9,443
		38,590
Software - 0.9%
Ariba, Inc. (a)	262,219	4,057
Epicor Software Corp. (a)	700,473	4,756
		8,813
TOTAL INFORMATION TECHNOLOGY		107,019
MATERIALS - 9.4%
Chemicals - 5.4%
Air Products & Chemicals, Inc.	63,070	4,669
Albemarle Corp.	131,098	5,256
Celanese Corp. Class A	202,936	5,418
Clariant AG (Reg.) (a)	186,250	2,396
Ferro Corp. (a)	501,500	5,366
Innophos Holdings, Inc.	369,610	10,782
LyondellBasell Industries NV Class A (a)	268,400	5,502
Solutia, Inc. (a)	430,260	5,826
W.R. Grace & Co. (a)	219,128	5,544
Wacker Chemie AG	22,171	3,364
		54,123
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.4%
Owens-Illinois, Inc. (a)	164,139	$ 4,113
Pactiv Corp. (a)	148,601	4,767
Rexam PLC	1,117,500	5,187
		14,067
Metals & Mining - 2.5%
Carpenter Technology Corp.	86,796	2,692
Compass Minerals International, Inc.	110,135	7,902
Globe Specialty Metals, Inc. (a)	360,745	3,943
Gulf Resources, Inc. (a)(d)	65,439	568
Gulf Resources, Inc. (e)	180,390	1,566
Horsehead Holding Corp. (a)	76,800	608
Newcrest Mining Ltd.	230,011	7,625
		24,904
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	67,500	1,060
TOTAL MATERIALS		94,154
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)	327,858	2,859
Global Crossing Ltd. (a)	533,568	6,563
Qwest Communications International, Inc.	563,500	3,184
		12,606
Wireless Telecommunication Services - 0.9%
NII Holdings, Inc. (a)	241,530	8,755
TOTAL TELECOMMUNICATION SERVICES		21,361
UTILITIES - 5.9%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	306,600	10,857
FirstEnergy Corp.	130,269	4,759
		15,616
Gas Utilities - 0.1%
Questar Corp.	88,400	1,439
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	1,707,000	17,480
Calpine Corp. (a)	839,263	10,675
		28,155
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	191,200	$ 6,696
CMS Energy Corp. (d)	429,700	7,520
		14,216
TOTAL UTILITIES		59,426
TOTAL COMMON STOCKS (Cost $1,038,203)		972,487
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.24% (b)	36,121,094	36,121
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	14,325,575	14,326
TOTAL MONEY MARKET FUNDS (Cost $50,447)		50,447
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,088,650)		1,022,934
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(22,284)
NET ASSETS - 100%		$ 1,000,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,566,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	69
Total	$ 99
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,473	$ 142,473	$ -	$ -
Consumer Staples	40,000	40,000	-	-
Energy	70,837	70,837	-	-
Financials	179,909	176,266	3,643	-
Health Care	97,794	97,794	-	-
Industrials	159,514	159,514	-	-
Information Technology	107,019	107,019	-	-
Materials	94,154	94,154	-	-
Telecommunication Services	21,361	21,361	-	-
Utilities	59,426	59,426	-	-
Money Market Funds	50,447	50,447	-	-
Total Investments in Securities:	$ 1,022,934	$ 1,019,291	$ 3,643	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,098,225,000. Net unrealized depreciation aggregated $75,291,000, of which $72,082,000 related to appreciated investment securities and $147,373,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Strategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

August 31, 2010

1.806763.106

SOI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.6%
Autoliv, Inc. (d)	56,100	$ 3,037
TRW Automotive Holdings Corp. (a)	77,600	2,697
		5,734
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	36,387	1,922
Harley-Davidson, Inc.	148,300	3,607
		5,529
Diversified Consumer Services - 0.8%
Service Corp. International	768,000	5,906
Stewart Enterprises, Inc. Class A	536,600	2,554
		8,460
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc.	197,900	3,248
Brinker International, Inc.	177,108	2,789
DineEquity, Inc. (a)	62,800	2,005
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,039
O'Charleys, Inc. (a)	404,555	2,229
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,518
WMS Industries, Inc. (a)	148,800	5,259
Wyndham Worldwide Corp.	203,867	4,728
		25,815
Household Durables - 3.3%
Ethan Allen Interiors, Inc. (d)	117,730	1,588
KB Home	243,794	2,514
Lennar Corp. Class A	212,200	2,795
Mohawk Industries, Inc. (a)	83,200	3,687
PulteGroup, Inc. (a)	1,078,525	8,661
Stanley Black & Decker, Inc.	161,437	8,659
Techtronic Industries Co. Ltd.	3,985,500	3,463
Whirlpool Corp.	19,412	1,440
		32,807
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	4,983
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	184,535	4,630
Charter Communications, Inc. Class A (a)	20,100	678
McGraw-Hill Companies, Inc.	85,801	2,372
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,084
Omnicom Group, Inc.	125,512	4,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	58,600	$ 3,024
United Business Media Ltd.	192,600	1,631
Valassis Communications, Inc. (a)	121,789	3,570
		21,383
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	166,790	9,085
Asbury Automotive Group, Inc. (a)	483,141	5,764
Carphone Warehouse Group PLC (a)	528,788	1,764
Casual Male Retail Group, Inc. (a)	421,708	1,354
Charming Shoppes, Inc. (a)	184,800	623
Jos. A. Bank Clothiers, Inc. (a)	88,587	3,236
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	276,166	2,433
Staples, Inc.	260,400	4,627
		28,886
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,217
Iconix Brand Group, Inc. (a)	240,139	3,659
		8,876
TOTAL CONSUMER DISCRETIONARY		142,473
CONSUMER STAPLES - 4.0%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	211,645	6,023
Cott Corp. (a)	232,700	1,608
Dr Pepper Snapple Group, Inc.	194,600	7,165
Molson Coors Brewing Co. Class B	53,033	2,310
		17,106
Food & Staples Retailing - 0.7%
Safeway, Inc.	122,846	2,310
Whole Foods Market, Inc. (a)	76,800	2,672
Winn-Dixie Stores, Inc. (a)	243,785	1,599
		6,581
Food Products - 1.1%
Bunge Ltd.	102,500	5,433
Ralcorp Holdings, Inc. (a)	89,500	5,339
		10,772
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Avon Products, Inc.	190,396	$ 5,541
TOTAL CONSUMER STAPLES		40,000
ENERGY - 7.1%
Energy Equipment & Services - 0.8%
Pride International, Inc. (a)	145,241	3,420
Weatherford International Ltd. (a)	317,600	4,735
		8,155
Oil, Gas & Consumable Fuels - 6.3%
Arch Coal, Inc.	230,900	5,198
Atlas Pipeline Partners, LP (a)	250,100	4,262
Cabot Oil & Gas Corp.	153,900	4,285
Concho Resources, Inc. (a)	75,400	4,405
ConocoPhillips	200,300	10,502
Denbury Resources, Inc. (a)	589,958	8,696
Petrobank Energy & Resources Ltd. (a)	51,400	1,783
Petrohawk Energy Corp. (a)	291,959	4,414
Pioneer Natural Resources Co.	56,000	3,238
Southwestern Energy Co. (a)	215,487	7,051
Suncor Energy, Inc.	73,200	2,218
Ultra Petroleum Corp. (a)	114,500	4,467
Whiting Petroleum Corp. (a)	25,500	2,163
		62,682
TOTAL ENERGY		70,837
FINANCIALS - 18.0%
Capital Markets - 0.0%
GCA Savvian Group Corp. (a)	351	324
Commercial Banks - 5.7%
BB&T Corp.	170,931	3,781
CapitalSource, Inc.	1,001,324	5,057
CIT Group, Inc. (a)	6,100	224
PNC Financial Services Group, Inc.	195,300	9,952
Regions Financial Corp.	812,863	5,227
SVB Financial Group (a)	72,715	2,703
U.S. Bancorp, Delaware	794,584	16,527
Wells Fargo & Co.	585,285	13,783
		57,254
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.8%
Bank of America Corp.	424,706	$ 5,288
JPMorgan Chase & Co.	81,700	2,971
		8,259
Insurance - 7.8%
Aegon NV (a)	714,900	3,643
AFLAC, Inc.	435,155	20,554
Assurant, Inc.	85,200	3,115
Delphi Financial Group, Inc. Class A	298,511	6,657
Everest Re Group Ltd.	61,425	4,861
First American Financial Corp.	151,200	2,242
Genworth Financial, Inc. Class A (a)	424,100	4,593
Lincoln National Corp.	419,000	9,788
Old Republic International Corp.	265,200	3,389
Platinum Underwriters Holdings Ltd.	160,100	6,438
Reinsurance Group of America, Inc.	80,400	3,517
Unum Group	245,860	4,929
XL Capital Ltd. Class A	208,512	3,734
		77,460
Real Estate Investment Trusts - 2.0%
CBL & Associates Properties, Inc.	289,413	3,531
Corporate Office Properties Trust (SBI)	139,200	5,025
Host Hotels & Resorts, Inc.	373,500	4,904
SL Green Realty Corp.	111,700	6,733
		20,193
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	614,871	10,096
Forest City Enterprises, Inc. Class A (a)	207,800	2,342
Jones Lang LaSalle, Inc.	52,719	3,981
		16,419
TOTAL FINANCIALS		179,909
HEALTH CARE - 9.8%
Biotechnology - 1.3%
Biogen Idec, Inc. (a)	90,800	4,885
Genzyme Corp. (a)	57,600	4,038
Gilead Sciences, Inc. (a)	36,300	1,157
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OREXIGEN Therapeutics, Inc. (a)(d)	217,795	$ 958
PDL BioPharma, Inc.	361,000	2,043
		13,081
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,320
C. R. Bard, Inc.	76,900	5,908
Cooper Companies, Inc.	103,831	4,189
Covidien PLC	114,575	4,049
Hill-Rom Holdings, Inc.	56,300	1,807
Hologic, Inc. (a)	149,200	2,117
Hospira, Inc. (a)	39,100	2,008
Orthofix International NV (a)	94,517	2,524
Symmetry Medical, Inc. (a)	236,212	2,124
Wright Medical Group, Inc. (a)	83,046	1,102
		27,148
Health Care Providers & Services - 3.6%
Aetna, Inc.	160,300	4,283
Centene Corp. (a)	126,600	2,560
CIGNA Corp.	180,900	5,829
DaVita, Inc. (a)	80,798	5,221
Emeritus Corp. (a)(d)	356,066	5,476
Quest Diagnostics, Inc.	174,182	7,577
Universal Health Services, Inc. Class B	143,714	4,513
		35,459
Life Sciences Tools & Services - 1.2%
Life Technologies Corp. (a)	74,100	3,169
Lonza Group AG	34,098	2,830
PerkinElmer, Inc.	211,600	4,446
Thermo Fisher Scientific, Inc. (a)	33,600	1,415
		11,860
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	1,782
Cadence Pharmaceuticals, Inc. (a)(d)	303,676	2,399
King Pharmaceuticals, Inc. (a)	342,140	2,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,085
		10,246
TOTAL HEALTH CARE		97,794
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	79,200	$ 5,219
BE Aerospace, Inc. (a)	86,870	2,341
DigitalGlobe, Inc. (a)	337,600	10,354
Esterline Technologies Corp. (a)	101,822	4,684
Precision Castparts Corp.	19,410	2,197
Raytheon Co.	40,390	1,774
TransDigm Group, Inc.	146,900	8,504
		35,073
Airlines - 0.2%
US Airways Group, Inc. (a)	231,750	2,095
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	77,022	3,027
Masco Corp.	601,500	6,310
Owens Corning (a)	389,311	10,589
		19,926
Commercial Services & Supplies - 2.6%
Avery Dennison Corp.	195,700	6,364
Cintas Corp.	161,300	4,112
Interface, Inc. Class A	96,773	1,241
Republic Services, Inc.	234,253	6,894
The Brink's Co.	135,300	2,553
The Geo Group, Inc. (a)	101,400	2,241
Viad Corp.	168,489	2,671
		26,076
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,043
Jacobs Engineering Group, Inc. (a)	47,700	1,654
MYR Group, Inc. (a)	210,200	2,928
		9,625
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,134
Industrial Conglomerates - 0.5%
Rheinmetall AG	31,300	1,733
Textron, Inc.	223,717	3,819
		5,552
Machinery - 3.6%
Accuride Corp. (a)	1,430,900	1,574
AGCO Corp. (a)	112,500	3,718
ArvinMeritor, Inc. (a)	317,819	4,154
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc. (a)	292,004	$ 3,384
Commercial Vehicle Group, Inc. (a)	320,720	2,912
Cummins, Inc.	77,300	5,752
Ingersoll-Rand Co. Ltd.	214,800	6,987
Navistar International Corp. (a)	56,789	2,378
Timken Co.	145,704	4,766
		35,625
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,651
Professional Services - 0.4%
Equifax, Inc.	150,700	4,441
Road & Rail - 1.4%
Contrans Group, Inc. Class A	85,000	647
Saia, Inc. (a)	180,070	2,105
Union Pacific Corp.	148,800	10,853
		13,605
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	189,311	1,711
TOTAL INDUSTRIALS		159,514
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.7%
Comverse Technology, Inc. (a)	613,366	3,190
Juniper Networks, Inc. (a)	129,100	3,512
		6,702
Computers & Peripherals - 0.3%
Western Digital Corp. (a)	107,800	2,603
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	184,300	4,971
Anixter International, Inc. (a)	109,180	5,009
Avnet, Inc. (a)	183,661	4,206
Molex, Inc. (d)	141,960	2,506
		16,692
Internet Software & Services - 1.0%
NetEase.com, Inc. sponsored ADR (a)	107,800	4,283
Rackspace Hosting, Inc. (a)	308,985	6,084
		10,367
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.8%
Acxiom Corp. (a)	215,782	$ 2,675
CoreLogic, Inc. (a)	196,000	3,385
Fidelity National Information Services, Inc.	268,430	6,936
The Western Union Co.	156,100	2,448
Wright Express Corp. (a)	92,700	2,977
		18,421
Office Electronics - 0.5%
Xerox Corp.	572,377	4,831
Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	174,580	4,890
Lam Research Corp. (a)	212,153	7,661
MEMC Electronic Materials, Inc. (a)	283,800	2,920
Micron Technology, Inc. (a)	154,700	1,000
National Semiconductor Corp.	243,244	3,067
Novellus Systems, Inc. (a)	130,099	3,031
ON Semiconductor Corp. (a)	1,064,470	6,578
Spansion, Inc. Class A (a)	641,043	9,443
		38,590
Software - 0.9%
Ariba, Inc. (a)	262,219	4,057
Epicor Software Corp. (a)	700,473	4,756
		8,813
TOTAL INFORMATION TECHNOLOGY		107,019
MATERIALS - 9.4%
Chemicals - 5.4%
Air Products & Chemicals, Inc.	63,070	4,669
Albemarle Corp.	131,098	5,256
Celanese Corp. Class A	202,936	5,418
Clariant AG (Reg.) (a)	186,250	2,396
Ferro Corp. (a)	501,500	5,366
Innophos Holdings, Inc.	369,610	10,782
LyondellBasell Industries NV Class A (a)	268,400	5,502
Solutia, Inc. (a)	430,260	5,826
W.R. Grace & Co. (a)	219,128	5,544
Wacker Chemie AG	22,171	3,364
		54,123
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.4%
Owens-Illinois, Inc. (a)	164,139	$ 4,113
Pactiv Corp. (a)	148,601	4,767
Rexam PLC	1,117,500	5,187
		14,067
Metals & Mining - 2.5%
Carpenter Technology Corp.	86,796	2,692
Compass Minerals International, Inc.	110,135	7,902
Globe Specialty Metals, Inc. (a)	360,745	3,943
Gulf Resources, Inc. (a)(d)	65,439	568
Gulf Resources, Inc. (e)	180,390	1,566
Horsehead Holding Corp. (a)	76,800	608
Newcrest Mining Ltd.	230,011	7,625
		24,904
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	67,500	1,060
TOTAL MATERIALS		94,154
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)	327,858	2,859
Global Crossing Ltd. (a)	533,568	6,563
Qwest Communications International, Inc.	563,500	3,184
		12,606
Wireless Telecommunication Services - 0.9%
NII Holdings, Inc. (a)	241,530	8,755
TOTAL TELECOMMUNICATION SERVICES		21,361
UTILITIES - 5.9%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	306,600	10,857
FirstEnergy Corp.	130,269	4,759
		15,616
Gas Utilities - 0.1%
Questar Corp.	88,400	1,439
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	1,707,000	17,480
Calpine Corp. (a)	839,263	10,675
		28,155
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.4%
Alliant Energy Corp.	191,200	$ 6,696
CMS Energy Corp. (d)	429,700	7,520
		14,216
TOTAL UTILITIES		59,426
TOTAL COMMON STOCKS (Cost $1,038,203)		972,487
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.24% (b)	36,121,094	36,121
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	14,325,575	14,326
TOTAL MONEY MARKET FUNDS (Cost $50,447)		50,447
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,088,650)		1,022,934
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(22,284)
NET ASSETS - 100%		$ 1,000,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,566,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	69
Total	$ 99
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,473	$ 142,473	$ -	$ -
Consumer Staples	40,000	40,000	-	-
Energy	70,837	70,837	-	-
Financials	179,909	176,266	3,643	-
Health Care	97,794	97,794	-	-
Industrials	159,514	159,514	-	-
Information Technology	107,019	107,019	-	-
Materials	94,154	94,154	-	-
Telecommunication Services	21,361	21,361	-	-
Utilities	59,426	59,426	-	-
Money Market Funds	50,447	50,447	-	-
Total Investments in Securities:	$ 1,022,934	$ 1,019,291	$ 3,643	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $1,098,225,000. Net unrealized depreciation aggregated $75,291,000, of which $72,082,000 related to appreciated investment securities and $147,373,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

August 31, 2010

1.805767.106

REHI-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.1%
		Principal Amount (c)	Value
Convertible Bonds - 1.2%
Homebuilding/Real Estate - 1.2%
Developers Diversified Realty Corp. 3% 3/15/12		$ 1,960,000	$ 1,901,200
Inland Real Estate Corp. 4.625% 11/15/26		1,693,000	1,667,605
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		500,000	495,000
ProLogis Trust 1.875% 11/15/37		1,000,000	925,000
SL Green Realty Corp. 3% 3/30/27 (e)		1,500,000	1,456,875
			6,445,680
Nonconvertible Bonds - 4.9%
Diversified Financial Services - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (b)(e)		1,000,000	360,000
Healthcare - 1.9%
Omega Healthcare Investors, Inc. 7% 4/1/14		2,000,000	2,040,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,075,000
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,339,800
Sun Healthcare Group, Inc. 9.125% 4/15/15		1,000,000	1,047,500
Ventas Realty LP:
6.5% 6/1/16		1,000,000	1,020,000
6.75% 4/1/17		2,080,000	2,142,400
			10,664,700
Homebuilding/Real Estate - 1.8%
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	215,457
7.875% 9/1/20		2,437,000	2,481,193
Forest City Enterprises, Inc.:
6.5% 2/1/17		1,000,000	840,000
7.625% 6/1/15		605,000	550,550
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,028,743
HMB Capital Trust V 4.1371% 12/15/36 (b)(e)(f)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,112,895
Reckson Operating Partnership LP 7.75% 3/15/20 (e)		925,000	925,000
Rouse Co.:
5.375% 11/26/13 (b)		2,455,000	2,798,700
7.2% 9/15/12 (b)		75,000	89,813
			10,042,351
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Hotels - 1.1%
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 2,000,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		4,146,399	4,224,144
			6,224,144
TOTAL NONCONVERTIBLE BONDS			27,291,195
TOTAL CORPORATE BONDS (Cost $34,025,225)			33,736,875
Asset-Backed Securities - 8.4%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (e)		856,000	756,490
Class E, 9.314% 5/24/37 (e)		1,570,000	1,301,844
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		2,445,000	1,051,350
Class G, 9.75% 12/24/37 (e)		3,225,000	1,225,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6247% 3/23/19 (e)(f)		2,089,210	1,566,908
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.0638% 6/26/34 (e)(f)		254,146	23,128
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(e)(i)		1,500,000	247,500
Series 1998-A Class F, 7.44% 5/15/20 (b)(e)(i)		837,349	41,867
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7663% 3/20/50 (e)(f)		750,000	75,000
Class E, 2.3663% 3/20/50 (e)(f)		3,000,000	150,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		4,719,000	4,636,418
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,595,000	1,148,400
Class B2, 1.8872% 12/28/35 (e)(f)		1,665,000	990,675
Class D, 9% 12/28/35 (e)		5,170,000	1,531,354
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		4,400,000	1,232,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)		1,330,000	399,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)		$ 2,200,000	$ 1,870,000
Series 2002-IGA:
Class A, 0.9375% 7/28/17 (e)(f)		1,858,088	1,765,184
Class B, 1.8375% 7/28/35 (e)(f)		921,000	816,282
Series 2004-1A Class H1, 4.1775% 1/28/40 (e)(f)		2,171,814	141,168
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6644% 11/28/39 (e)(f)		1,000,000	70,000
Class F, 5.1644% 11/28/39 (e)(f)		1,050,000	63,000
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)		3,123,098	437,600
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7638% 6/25/35 (f)(h)		1,070,000	63,345
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9138% 9/25/46 (e)(f)		1,601,368	192,164
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8138% 8/26/30 (e)(f)		561,980	56,198
Class E, 2.2638% 8/26/30 (e)(f)		1,083,726	54,186
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		990,000	1
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,665,000	1,551,695
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9744% 8/28/38 (e)(f)		3,810,000	2,400,300
Class C1B, 7.696% 8/28/38 (e)		893,000	539,461
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		2,972,113	2,793,786
Class C, 5.08% 7/24/39 (e)		1,225,000	784,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		461,576	157,599
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2138% 9/25/46 (e)(f)		1,190,000	53,550
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.0847% 2/5/36 (e)(f)		2,201,814	220
Class E, 4.9347% 2/5/36 (e)(f)		607,015	61
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		2,897,000	2,752,150
Class IV, 6.84% 5/22/37 (e)		2,787,000	1,811,550
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		778,000	544,600
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (e)(f)		$ 4,815,000	$ 1,300,050
Series 2006-1A:
Class A1A, 0.7983% 9/25/26 (e)(f)		1,370,000	1,109,700
Class A1B, 0.8683% 9/25/26 (e)(f)		2,455,000	1,853,525
Class A2A, 0.7583% 9/25/26 (e)(f)		8,775,000	7,283,250
TOTAL ASSET-BACKED SECURITIES (Cost $78,098,723)			46,842,059
Collateralized Mortgage Obligations - 6.6%

Private Sponsor - 6.3%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (e)(f)		6,068,837	5,879,863
Bear Stearns Commercial Mortgage Securities Trust Series 2006-BBA7 Class C, 0.5159% 3/15/19 (e)(f)		2,630,000	2,242,870
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		515,298	38,519
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(f)		677,917	219,477
Class B4, 6.61% 7/25/32 (e)(f)		1,003,563	81,914
Series 2002-R2 Class 2B4, 4.7357% 7/25/33 (e)(f)		121,028	27,130
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)		636,508	201,699
Class B4, 5.75% 8/25/43 (e)		312,609	23,095
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)		135,613	15,894
Class B4, 4.5% 10/25/18 (e)		54,245	6,162
Class B5, 4.5% 10/25/18 (e)		172,268	14,143
Series 2003-50:
Class B4, 5% 11/25/18 (e)		163,501	15,255
Class B5, 5% 11/25/18 (e)		162,379	11,935
Series 2003-R1:
Class 2B4, 4.6437% 2/25/43 (e)(f)		92,718	19,702
Class 2B5, 4.6437% 2/25/43 (e)(f)		280,965	19,287
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		427,847	19,028
Series 2003-R3 Class B3, 5.5% 11/25/33 (e)		606,436	55,325
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		549,034	24,676
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7566% 9/25/19 (e)(f)		123,779	30,945
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		$ 221,359	$ 22,136
Class 4B4, 7% 10/25/17		67,506	2,363
Class 4B5, 7% 10/25/17 (e)		13,600	17
Series 2005-10 Class CB5, 5.1764% 11/25/20 (e)(f)		5,494	7
Series 2005-2 Class CB4, 5.2206% 3/25/35 (e)(f)		639,833	6,398
Freddie Mac Series 2010 K7 Class B, 5.4341% 4/25/20 (e)(f)		2,240,000	1,979,712
FREMF Mortgage Trust Series 2010-K6 Class B, 5.3574% 12/26/46 (e)(f)		3,650,000	3,180,415
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		3,243,871	30,817
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (e)		145,684	32,060
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		404,128	407,240
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,234,850
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.776% 6/15/22 (e)(f)		7,197,322	6,225,684
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		7,500,000	7,299,000
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)		425,089	171,293
Class B2, 7% 2/19/30 (e)		250,732	46,695
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2434% 7/10/35 (e)(f)		989,557	522,387
Series 2005-A Class B6, 2.2934% 3/10/37 (e)(f)		704,244	124,229
Series 2006-B Class B6, 1.9759% 7/15/38 (e)(f)		1,086,537	11,735
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7934% 12/10/35 (e)(f)		335,250	124,545
Series 2004-A:
Class B7, 4.5434% 2/10/36 (e)(f)		368,558	164,266
Class B9, 9.2934% 2/10/36 (e)(f)		600,012	215,644
Series 2004-B:
Class B8, 5.0434% 2/10/36 (e)(f)		309,392	82,143
Class B9, 8.5434% 2/10/36 (e)(f)		525,073	155,422
Series 2004-C:
Class B7, 3.7934% 9/10/36 (e)(f)		1,684,633	521,226
Class B8, 4.5434% 9/10/36 (e)(f)		1,500,126	332,578
Class B9, 7.2934% 9/10/36 (e)(f)		561,544	124,887
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-A:
Class B10, 8.7934% 3/10/37 (e)(f)		$ 440,153	$ 60,345
Class B7, 3.2934% 3/10/37 (e)(f)		1,320,458	214,971
Class B9, 6.0434% 3/10/37 (e)(f)		1,533,492	215,916
Series 2005-B:
Class B7, 3.3934% 6/10/37 (e)(f)		1,613,014	115,169
Class B8, 4.1934% 6/10/37 (e)(f)		555,594	31,447
Class B9, 6.0434% 6/10/37 (e)(f)		537,671	31,561
Series 2005-C:
Class B7, 3.3934% 9/10/37 (e)(f)		1,697,358	127,981
Class B8, 4.0434% 9/10/37 (e)(f)		980,594	60,993
Class B9, 5.9934% 9/10/37 (e)(f)		1,605,111	103,851
Series 2005-D:
Class B7, 4.5259% 12/15/37 (e)(f)		1,537,203	66,561
Class B8, 6.0259% 12/15/37 (e)(f)		1,265,932	48,232
Series 2006-A:
Class B7, 3.7759% 3/15/38 (e)(f)		1,002,740	31,586
Class B8, 4.1259% 3/15/38 (e)(f)		643,619	12,229
Class B9, 5.7759% 3/15/38 (e)(f)		401,720	5,463
Series 2006-B Class B7, 4.1259% 7/15/38 (e)(f)		728,504	6,119
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.9347% 12/5/36 (e)(f)		3,591,454	359
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (e)		236,366	154,729
TOTAL PRIVATE SPONSOR			35,252,180
U.S. Government Agency - 0.3%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		574,627	325,924
Class B4, 7% 9/25/41 (h)		314,692	110,944
Class B5, 7% 9/25/41 (h)		235,887	17,585
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 4.4454% 2/25/42 (e)(f)		125,131	55,220
Class 3B5, 4.4454% 2/25/42 (e)(f)		107,996	8,430
Class B4, 6% 2/25/42 (e)		440,574	19,061
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.4307% 1/25/42 (e)(f)		105,254	29,411
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		$ 1,986,648	$ 598,040
Class B4, 5.75% 12/25/42 (h)		1,167,183	120,427
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.5582% 6/25/43 (f)(h)		341,357	75,008
Class 2B5, 4.5582% 6/25/43 (f)(h)		294,909	24,100
TOTAL U.S. GOVERNMENT AGENCY			1,384,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,788,591)			36,636,330
Commercial Mortgage Securities - 69.6%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6374% 2/14/29 (e)(f)		2,225,000	2,160,698
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,419,229
Class B2, 7.525% 4/14/29		26,000	26,915
Class B5, 7.525% 4/14/29		4,476,925	2,881,071
Series 1997-D5:
Class A3, 6.8628% 2/14/43 (f)		1,007,000	1,092,586
Class A5, 6.9328% 2/14/43 (f)		1,679,000	1,808,381
Class A6, 7.1828% 2/14/43 (f)		1,675,000	1,790,930
Class A7, 7.4228% 2/14/43 (f)		2,865,000	3,051,518
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.4159% 2/10/51 (e)(f)		1,970,000	640,167
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,741,889
Series 2005-1 Class A3, 4.877% 11/10/42		1,674,554	1,682,573
Series 2003-1 Class G, 5.608% 9/11/36 (e)		2,210,000	2,167,728
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(f)		1,650,000	6,435
Class L, 4.637% 7/10/42 (e)(f)		1,690,000	3,042
Series 2005-1 Class CJ, 5.1705% 11/10/42 (f)		4,020,000	3,905,821
Series 2005-4 Class H, 5.3475% 7/10/45 (e)(f)		525,000	16,202
Series 2005-6 Class AJ, 5.1778% 9/10/47 (f)		2,000,000	1,832,838
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.5359% 3/15/22 (e)(f)		$ 1,215,000	$ 1,057,901
Class J, 1.3259% 3/15/22 (e)(f)		2,050,000	1,332,500
Class K, 2.2759% 3/15/22 (e)(f)		2,460,000	1,057,800
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6234% 3/11/39 (f)		3,175,000	2,816,432
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.5359% 3/15/19 (e)(f)		1,420,000	1,201,131
Class E, 0.5959% 3/15/19 (e)(f)		2,220,000	1,819,188
Class F, 0.6159% 3/15/19 (e)(f)		940,000	738,899
Class G, 0.7159% 3/15/19 (e)(f)		1,585,000	1,158,588
Series 1998-C1 Class F, 6% 6/16/30 (e)		675,000	678,222
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		1,005,000	920,854
Class H, 5.64% 2/14/31 (e)		1,625,030	1,328,192
Class I, 5.64% 2/14/31 (e)		3,455,000	1,073,910
Series 2006-T22 Class B, 5.4623% 4/12/38 (e)(f)		1,370,000	1,154,298
Series 2007-BBA8:
Class K, 1.4759% 3/15/22 (e)(f)		1,720,000	464,400
Class L, 2.1759% 3/15/22 (e)(f)		3,981,215	875,867
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,435,138	3,814,219
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.136% 8/1/24 (e)(f)		130,698	52,802
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5971% 10/25/22 (e)(f)		67,649	8,108
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		2,500,000	2,629,673
Class H, 6.34% 5/18/30 (e)		3,300,000	2,510,963
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,342,897	711,368
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		4,000,000	4,155,769
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3259% 4/15/22 (e)(f)		385,000	314,328
COMM pass-thru certificates:
floater Series 2005-F10A Class E, 0.6459% 4/15/17 (e)(f)		3,100,000	2,325,000
Series 2001-J2A Class F, 7.0306% 7/16/34 (e)(f)		1,583,000	1,330,398
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (e)		$ 644,753	$ 660,209
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(f)		1,340,675	1,389,200
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	4,506,951
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,448,173
Class H, 6% 11/17/32		4,372,000	3,195,908
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(f)		3,190,000	1,273,095
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,876,000	3,180,744
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,000,000	11,959,251
Class H, 6% 5/17/40 (e)		3,600,000	321,151
Series 1998-C2:
Class F, 6.75% 11/11/30 (e)		6,500,000	6,620,845
Class G, 6.75% 11/11/30 (e)		1,065,000	971,063
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		225,115	36,018
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		670,000	640,132
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (e)(f)		6,026,000	3,615,600
Series 2003-C3 Class J, 4.231% 5/15/38 (e)		2,400,000	1,433,799
Series 2004-TF2A Class AX, 0.013% 11/15/19 (e)(f)(g)		3,053,109	153
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1759% 2/15/22 (e)(f)		2,385,000	47,700
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5359% 5/15/23 (e)(f)		3,290,000	3,125,152
Class D, 0.7459% 5/15/23 (e)(f)		1,500,000	1,387,262
Class F, 0.8759% 5/15/23 (e)(f)		1,035,000	941,407
Series 2006-HC1A:
Class A1, 0.4659% 5/15/23 (e)(f)		913,730	874,106
Class K, 1.7532% 5/15/23 (e)(f)		2,824,000	2,461,824
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		6,101,000	2,684,440
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		2,356,668	2,376,581
Class J, 6.22% 6/15/31		7,160,000	5,934,571
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		5,508,529	5,848,946
Series 1998-CG1 Class B4, 7.2267% 6/10/31 (e)(f)		5,777,000	6,323,243
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp.: - continued
Series 2000-CKP1 Class B3, 8.1791% 11/10/33 (f)		$ 1,620,000	$ 1,616,846
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1704% 3/13/28 (f)		2,205,000	2,077,346
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (e)		3,700,000	3,788,907
Series 2001-C4 Class K, 6% 12/12/33 (e)		3,700,000	3,611,117
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (e)		1,015,000	1,013,515
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(f)		3,007,000	3,147,689
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		1,600,000	1,768,628
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		2,496,000	2,333,760
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		1,048,236	1,055,309
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,955,187
Series 2002-1A Class H, 7.1591% 12/10/35 (e)(f)		1,055,000	1,021,571
Series 2005-C3 Class J, 5.2822% 7/10/45 (e)(f)		2,277,000	471,274
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,990,784	738,160
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		7,414,372	7,788,659
Class G, 6.75% 4/15/29 (f)		4,128,000	4,221,963
Class H, 5.6125% 4/15/29 (f)		6,130,384	1,701,965
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		7,400,000	7,265,598
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	441,000
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		942,595	946,471
Class J, 6.974% 8/15/36 (e)		2,788,000	2,787,874
Class K, 6.974% 8/15/36 (e)		5,260,000	3,062,429
Series 2000-C1:
Class H, 7% 3/15/33 (e)		446,330	446,150
Class K, 7% 3/15/33		2,473,000	2,005,779
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		3,380,000	3,451,835
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(f)		3,210,000	2,539,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3:
Class J, 4.685% 8/10/42 (e)(f)		$ 900,000	$ 171,759
Class K, 4.685% 8/10/42 (e)(f)		1,700,000	249,223
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (e)(f)		3,736,000	3,957,918
Series 1998-GLII:
Class F, 7.742% 4/13/31 (e)(f)		429,506	432,892
Class G, 7.742% 4/13/31 (e)(f)		2,083,000	1,903,744
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (e)(f)		2,850,000	1,995,000
Series 2004-GG2:
Class J, 5.067% 8/1/38 (e)(f)		420,000	123,174
Class K, 5.067% 8/1/38 (e)(f)		720,000	142,854
Series 2006-RR2:
Class M, 5.68% 6/1/46 (e)(f)		727,000	0
Class N, 5.68% 6/1/46 (e)(f)		160,000	0
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,003,000	10,015
Class X, 0.9767% 10/15/32 (e)(f)(g)		9,606,393	267
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	721,532
Class E, 6.135% 7/12/37 (e)		1,686,000	1,594,342
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,496,401
Series 2003-CB7 Class L, 5.173% 1/12/38 (e)(f)		4,096,000	141,312
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		1,750,000	1,919,709
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.4559% 2/15/19 (e)(f)		1,965,211	1,855,027
Series 2006-FL1A Class E, 0.6459% 2/15/20 (e)(f)		621,075	490,845
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,135,272
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,215,000	1,014,525
Series 2005-PRKS Class A, 10.075% 1/15/15 (e)(f)		2,410,722	688,743
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		6,524,606	6,924,358
Series 1999-C7:
Class G, 6% 10/15/35 (e)		4,570,353	4,670,426
Class H, 6% 10/15/35 (e)		1,991,000	2,020,739
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C7:
Class NR, 6% 10/15/35 (e)		$ 2,655,844	$ 1,074,015
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,075,000	1,050,148
Class H, 6% 7/15/31 (e)		2,045,000	102,250
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		2,483,000	47,177
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		4,037,000	4,118,144
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0831% 4/25/21 (e)(f)		230,294	151,626
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,102,574
Series 2005-C7:
Class AJ, 5.323% 11/15/40		3,740,000	3,369,895
Class AM, 5.263% 11/15/40 (f)		518,000	521,897
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,041,739
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	2,853,493
Class P, 5.868% 11/15/33		1,320,000	349,600
Series 2002-C1:
Class J, 6.95% 3/15/34 (e)(f)		1,319,000	1,282,540
Class K, 6.428% 3/15/34 (e)		4,024,000	3,722,050
Series 2002-C2 Class M, 5.683% 7/15/35 (e)		950,000	633,473
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		5,260,000	4,818,283
Series 2006-C4:
Class AJ, 5.9022% 6/15/38 (f)		3,315,000	2,676,545
Class AM, 5.9022% 6/15/38 (f)		3,840,000	3,559,417
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2004-LLFA Class J, 1.4759% 10/15/17 (e)(f)		1,190,000	1,052,089
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(f)		1,393,000	191,538
Class M, 5.45% 5/28/40 (e)(f)		1,533,000	150,234
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	274,450
Class G, 4.384% 7/12/37	CAD	275,000	131,922
Class H, 4.384% 7/12/37	CAD	184,000	85,035
Class J, 4.384% 7/12/37	CAD	275,000	122,485
Class K, 4.384% 7/12/37	CAD	275,000	118,082
Class L, 4.384% 7/12/37	CAD	184,000	76,189
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Financial Asset, Inc.: - continued
Series 2005-CA16:
Class M, 4.384% 7/12/37	CAD	$ 772,000	$ 219,555
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	368,391
Class G, 4.525% 11/12/37 (f)	CAD	846,000	368,055
Class H, 4.525% 11/12/37 (f)	CAD	235,000	95,243
Class J, 4.525% 11/12/37 (f)	CAD	248,000	92,967
Class K, 4.525% 11/12/37 (f)	CAD	261,000	93,712
Class L, 4.525% 11/12/37 (f)	CAD	248,000	85,334
Class M, 4.525% 11/12/37 (f)	CAD	2,006,355	455,592
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		7,281,750	7,559,377
Series 1998-C3 Class E, 6.8483% 12/15/30 (f)		1,462,000	1,583,517
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		1,950,034	195
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	1,418,902
Class J, 5.695% 7/12/34 (e)		700,000	343,869
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (e)(f)		1,869,000	132,057
Class K, 5.091% 8/12/39 (e)(f)		1,482,000	59,280
Series 2004-MKB1 Class F, 5.509% 2/12/42 (e)(f)		1,380,000	1,319,809
Series 2006-C1:
Class AJ, 5.6549% 5/12/39 (f)		1,240,000	1,023,079
Class AM, 5.6549% 5/12/39 (f)		700,000	640,357
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		1,370,000	50,005
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (e)		645,000	0
Class G, 12.349% 1/15/37 (e)		465,000	0
Class IO, 8.1375% 1/15/37 (f)(g)		766,647	72,831
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		1,074,000	21,480
Class E, 8.309% 10/15/40 (e)		441,000	6,615
Class F, 10.223% 10/15/40 (e)		772,000	3,860
Class G, 12.933% 10/15/40 (e)		497,000	0
Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		1,039,000	0
Class E, 8.757% 5/20/44 (e)		738,000	0
Class F, 10.813% 5/20/44 (e)		479,000	0
Class G, 10% 5/20/44 (e)		673,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.702% 7/15/19 (e)(f)		$ 2,750,000	$ 1,100,000
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,294,300	3,310,772
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,296,458
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,059,311
Series 1997-RR:
Class F, 7.4307% 4/30/39 (e)(f)		1,773,681	1,631,786
Class G1, 3.0961% 4/30/39 (e)(f)		2,577,956	497,288
Series 1998-CF1:
Class F, 7.35% 7/15/32 (e)		2,170,000	2,262,442
Class G, 7.35% 7/15/32 (e)		1,590,000	874,500
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		4,405,745	4,394,943
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,262,373	523,503
Class N, 6.54% 3/15/32 (e)		305,233	305
Series 1999-WF1 Class L, 5.91% 11/15/31 (e)		1,071,000	1,000,365
Series 2003-IQ5 Class C, 5.2983% 4/15/38 (f)		1,200,000	1,186,979
Series 2005-HQ7:
Class E, 5.2057% 11/14/42 (f)		1,175,000	646,250
Class F, 5.2057% 11/14/42 (f)		2,480,000	1,240,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	4,150,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		1,237,000	660,104
Series 2000-PRIN Class C, 7.9522% 2/23/34 (f)		2,519,000	2,820,910
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		1,256,395	1,273,117
Series 2001-TOP3 Class E, 7.2382% 7/15/33 (e)(f)		1,130,000	1,121,549
Series 2003-TOP9 Class E, 5.7399% 11/13/36 (e)(f)		630,000	568,731
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		4,411,169	4,765,723
Class G, 5% 8/20/30 (e)		2,427,000	2,527,069
Class J, 5% 8/20/30 (e)		2,240,000	1,996,960
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	7,549,952
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,876,867	1,876,868
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.8749% 2/15/13 (e)(f)		3,765,000	4,014,404
Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,597,825	1,614,921
RBSCF Trust Series 2010-MB1 Class D, 4.8204% 4/15/24 (e)(f)		3,230,000	3,089,697
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	$ 1,170,000	$ 725,746
Class G, 4.456% 9/12/38 (e)	CAD	585,000	344,680
Class H, 4.456% 9/12/38 (e)	CAD	390,000	218,400
Class J, 4.456% 9/12/38 (e)	CAD	390,000	206,904
Class K, 4.456% 9/12/38 (e)	CAD	195,000	92,188
Class L, 4.456% 9/12/38 (e)	CAD	281,000	125,727
Class M, 4.456% 9/12/38 (e)	CAD	1,400,602	309,991
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	947,093
Class G, 4.57% 4/12/23	CAD	505,000	299,931
Class H, 4.57% 4/12/23	CAD	505,000	285,121
Class J, 4.57% 4/12/23	CAD	505,000	271,201
Class K, 4.57% 4/12/23	CAD	253,000	129,313
Class L, 4.57% 4/12/23	CAD	757,000	368,465
Class M, 4.57% 4/12/23	CAD	2,222,418	466,640
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(e)(f)		384,889	118,500
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.747% 5/18/32 (e)(f)		2,500,000	2,611,461
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	1,145,573
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(f)		2,341,000	2,036,670
Class F6, 6.5% 2/18/34 (e)(f)		517,000	429,110
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		1,312,705	1,345,523
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		3,185,000	3,229,858
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.071% 8/15/39 (f)		1,150,000	1,137,574
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		1,200,000	1,188,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8509% 7/15/24 (e)(f)		2,500,000	600,375
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (e)		1,330,000	1,376,904
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2007-ESH Class A1, 0.7259% 6/15/19 (e)(f)		1,131,877	1,123,472
Series 2007-WHL8 Class MH1, 1.0759% 6/15/20 (e)(f)		865,000	726,889
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C10 Class E, 4.931% 2/15/41		$ 2,430,000	$ 2,254,214
Series 2004-C11:
Class D, 5.4914% 1/15/41 (f)		2,720,000	2,350,050
Class E, 5.5414% 1/15/41 (f)		2,465,000	2,001,045
Series 2004-C12 Class D, 5.3053% 7/15/41 (f)		2,030,000	1,818,474
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,874,096
Class C, 5.21% 8/15/41		1,260,000	1,182,699
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (e)(f)		1,250,000	892,913
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1015% 10/18/31 (e)(f)		5,163,000	5,217,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $433,186,011)			387,132,976
Common Stocks - 0.0%
	Shares
Homebuilding/Real Estate - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $152)	15,170	152
Nonconvertible Preferred Stocks - 3.7%

Homebuilding/Real Estate - 3.7%
Annaly Capital Management, Inc. Series A, 7.875%	108,781	2,790,233
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	419,100
Series T, 8.00%	103,000	2,592,510
Series U, 7.75%	16,000	399,360
CBL & Associates Properties, Inc. 7.375%	94,172	2,227,168
Cedar Shopping Centers, Inc. 8.875%	56,272	1,428,183
CenterPoint Properties Trust Series D, 5.377%	2,775	1,283,438
Corporate Office Properties Trust Series H, 7.50%	5,000	125,000
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,649,320
LaSalle Hotel Properties Series G, 7.25%	51,925	1,204,141
Lexington Realty Trust 7.55%	20,000	463,600
MFA Financial, Inc. Series A, 8.50%	12,100	306,856
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	44,000	1,111,880
Nonconvertible Preferred Stocks - continued
	Shares	Value
Homebuilding/Real Estate - continued
PS Business Parks, Inc.: - continued
7.20%	19,500	$ 489,060
7.375%	10,000	256,600
Public Storage Series M, 6.625%	112,791	2,886,322
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,132,823)		20,632,771
Interfund Loans - 1.3%
	Principal Amount (c)
With Fidelity Series 100 Index Fund at .47% due 9/1/10 (d)	$ 6,182,000	6,182,000
With Fidelity Transportation Portfolio at .47% due 9/1/10 (d)	1,205,000	1,205,000
TOTAL INTERFUND LOANS (Cost $7,387,000)		7,387,000
Preferred Securities - 0.2%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,100,000	0
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(e)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (e)	1,100,000	0
Lenox Ltd. Series 2007-1 3/4/45 (e)	1,865,000	0
		21
Homebuilding/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	510,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	3,100,000	713,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	77,000
		1,300,000
TOTAL PREFERRED SECURITIES (Cost $15,277,899)		1,300,021
Cash Equivalents - 3.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,528,000)	$ 20,528,136	$ 20,528,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $675,424,424)		554,196,184
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,197,894
NET ASSETS - 100%		$ 556,394,078
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $327,261,048 or 58.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,812,391 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 115,090
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 497,951
Class B4, 7% 9/25/41	11/2/01	$ 146,332
Class B5, 7% 9/25/41	11/2/01	$ 50,716
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,497,126
Class B4, 5.75% 12/25/42	3/25/03	$ 621,525
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 4.5582% 6/25/43	9/29/03	$ 138,623
Class 2B5, 4.5582% 6/25/43	9/29/03	$ 40,253
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7638% 6/25/35	6/3/05	$ 943,960
(i) Partial interest payment received on the last interest payment date.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,528,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 5,160,972
Bank of America NA	1,814,222
Barclays Capital, Inc.	1,216,099
Credit Suisse Securities (USA) LLC	907,111
Deutsche Bank Securities, Inc.	453,555
HSBC Securities (USA), Inc.	1,360,666
J.P. Morgan Securities, Inc.	6,349,776
Mizuho Securities USA, Inc.	907,111
Societe Generale, New York Branch	2,267,777
Wells Fargo Securities LLC	90,711
$ 20,528,000
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities - Financials	$ 20,632,923	$ 19,349,333	$ -	$ 1,283,590
Corporate Bonds	33,736,875	-	33,376,875	360,000
Asset-Backed Securities	46,842,059	-	16,381,112	30,460,947
Collateralized Mortgage Obligations	36,636,330	-	34,146,794	2,489,536
Commercial Mortgage Securities	387,132,976	-	351,114,038	36,018,938
Interfund Loans	7,387,000	7,387,000	-	-
Preferred Securities	1,300,021	-	-	1,300,021
Cash Equivalents	20,528,000	-	20,528,000	-
Total Investments in Securities:	$ 554,196,184	$ 26,736,333	$ 455,546,819	$ 71,913,032
Percentage of Market Value	100%	4.8%	82.2%	13.0%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,227,938
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	55,500
Cost of Purchases	152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,283,590
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 55,500
Corporate Bonds
Beginning Balance	$ 2,683,288
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	14,900
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,338,188)
Ending Balance	$ 360,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 14,900
Asset-Backed Securities
Beginning Balance	$ 22,051,704
Total Realized Gain (Loss)	324,457
Total Unrealized Gain (Loss)	8,021,776
Cost of Purchases	6,865.846
Proceeds of Sales	(3,174,753)
Amortization/Accretion	(1,341,672)
Transfers in to Level 3	3,609,202
Transfers out of Level 3	(5,895,613)
Ending Balance	$ 30,460,947
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 7,892,169
Collateralized Mortgage Obligations
Beginning Balance	$ 5,561,996
Total Realized Gain (Loss)	502
Total Unrealized Gain (Loss)	1,897,217
Cost of Purchases	143,997
Proceeds of Sales	(3,435,261)
Amortization/Accretion	(570,684)
Transfers in to Level 3	28,878
Transfers out of Level 3	(1,137,109)
Ending Balance	$ 2,489,536
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 574,670
Commercial Mortgage Securities
Beginning Balance	$ 43,186,411
Total Realized Gain (Loss)	946,935
Total Unrealized Gain (Loss)	3,636,364
Cost of Purchases	3,650,053
Proceeds of Sales	(3,942,634)
Amortization/Accretion	(1,042,246)
Transfers in to Level 3	6,287,250
Transfers out of Level 3	(16,703,195)
Ending Balance	$ 36,018,938
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 4,088,763
Preferred Securities
Beginning Balance	$ 952,207
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	276,184
Cost of Purchases	66,600
Proceeds of Sales	-
Amortization/Accretion	5,030
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,300,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 276,184

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 3 to Level 2 were attributable to observable market data becoming available for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $675,426,582. Net unrealized depreciation aggregated $121,230,398, of which $30,297,392 related to appreciated investment securities and $151,527,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of August 31, 2010, 45% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010